UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07899 and 811-07855

Name of Fund:  BlackRock Index Funds, Inc.

    BlackRock International Index Fund

    BlackRock Small Cap Index Fund

  Quantitative Master Series LLC

    Master International Index Series

    Master Small Cap Index Series

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

            and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 06/30/2014

Item 1 – Report to Stockholders

JUNE 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Shareholder Letter

Dear Shareholder,

The latter half of 2013 was a strong period for equities and other risk assets such as high yield bonds, despite the mixed tone of economic and financial news and uncertainty as to when and by how much the U.S. Federal Reserve (the “Fed”) would begin to gradually reduce (or “taper”) its asset purchase programs. Stock markets rallied in September when the Fed defied investors’ expectations with its decision to delay tapering. The momentum was soon disrupted, however, when political brinksmanship over decisions relating to the U.S. debt ceiling led to a partial government shutdown, roiling financial markets broadly until a compromise was struck in mid-October. The remainder of 2013 was generally positive for developed market stocks, while fixed income and emerging market investments struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Financial markets continued to move higher in the first half of 2014 despite the gradual pull back in Fed stimulus. The year got off to a rocky start, however. A number of emerging economies showed signs of stress due to currency weakness, debt problems and uneven growth rates, while facing the broader headwind of diminishing global liquidity. Heightened risks in emerging markets combined with disappointing U.S. economic data caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets.

Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from the new Fed Chairwoman, Janet Yellen. While it was clear that U.S. economic data had softened, investors were assuaged by increasing evidence that the trend was temporary and weather-related, and continued to take on risk given expectations that growth would pick up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic data. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on better U.S. economic data, stronger corporate earnings and increased merger-and-acquisition activity. Additionally, investors were comforted by comments from the Fed offering reassurance that no changes to short-term interest rates were on the horizon. Equity investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. More broadly, the strongest performers of 2013 struggled most in 2014, and vice versa. Emerging markets particularly benefited from this rotation into cheaper valuations. For investors in these markets, technical factors overshadowed the risks and emerging market investments surged even as a military coup in Thailand was added to the growing list of geopolitical issues in May.

Escalating violence in Iraq pushed oil prices sharply higher in June, causing a brief dip in stock markets around the world as investors were reminded of the broader risk that instability in the Middle East and North Africa poses to global oil production, although oil prices retreated later in the month. Improving U.S. data and a steady stream of mergers and acquisitions again took center stage and equities quickly resumed their upward course. Additionally, global investors were encouraged by aggressive measures taken by the European Central Bank to combat the uncomfortably low level of inflation in the eurozone, while the Fed continued to maintain a dovish stance.

All told, the riskier asset classes strongly outperformed higher quality investments for the 12-month period ended June 30. Nonetheless, most fixed income assets performed surprisingly well in the first half of 2014 even as the Fed reduced its open-market bond purchases. U.S. large cap stocks were the strongest performers in both the six- and 12-month periods, while small cap stocks lagged in the last six months given higher valuations resulting from their strong performance in 2013. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Asset prices pushed higher over the period despite modest global growth, geopolitical risks and a shift toward tighter U.S. monetary policy.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.14%	24.61%
U.S. small cap equities (Russell 2000® Index)	3.19	23.64
International equities (MSCI Europe, Australasia, Far East Index)	4.78	23.57
Emerging market equities (MSCI Emerging Markets Index)	6.14	14.31
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	6.13	2.84
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	3.93	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.07	6.08
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.46	11.72
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2014	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2014, the Fund’s Institutional Shares returned 4.65%, Investor A Shares returned 4.53% and Class K Shares returned 4.73%. The benchmark MSCI EAFE Index returned 4.78% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Despite high valuations resulting from last year’s strong rally, investors continued to favor equities in the first half of 2014, pushing major indices to record highs during the period. However, not all segments of the market advanced as many of last year’s winners struggled, including many biotechnology and internet-related companies. Broadly speaking, 2014 brought a swift reversal away from the prevailing momentum stocks of 2013 and a rotation from growth to value stocks. Additionally, market volatility remained well below historical norms, a trend that has continued for several quarters, suggesting that investors have become complacent in an environment where easy monetary conditions and low default rates have served to counteract growing geopolitical risk.

•

The year got off to a rocky start, however, as heightened risks in emerging markets compelled investors to pull back from risk assets generally. A number of emerging economies struggled with currency weakness, debt problems and uneven growth rates while facing the broader headwind of diminishing global liquidity as the U.S. Federal Reserve (the “Fed”) began tapering its stimulus program. Signs of further deceleration in Chinese economic growth were particularly worrisome. Meanwhile, disappointing corporate earnings reports and softer economic data in the United States dampened sentiment for the broader global economy.

•

International equities were back on the rise in February, with a significant surge in European stocks. Despite an uncomfortable low inflation environment, fourth-quarter European gross domestic product (“GDP”) growth came in slightly higher than expected, driven largely by stronger growth in France and Germany. Signs of a strengthening economic recovery combined with hopes that the European Central Bank (“ECB”) would soon take measures to combat the uncomfortably low level of inflation in the eurozone fueled a rally in Europe’s stock markets.

•

Market volatility increased in March due to rising tensions between Russia and Ukraine over the disputed region of Crimea. Investors feared the impact of potential international sanctions and the threat of rising oil prices. More evidence of decelerating growth in China added to the air of uncertainty. Yet, markets were resilient amid heightened expectations for policy action from the ECB given rising deflationary risk. At the same time, improvements in U.S. economic data and corporate earnings lifted investor sentiment broadly, while dovish comments from the Fed helped push the world’s stock markets higher. The ECB ultimately took policy action in early June, including the implementation of a negative deposit rate, a move that has never before been attempted by a major central bank. In contrast, the Bank of Japan disappointed with its decision to refrain from expanding its asset purchase program even as the nation continued to struggle with slowing economic momentum, causing Japanese equities to lag other developed world markets.

•

Escalating violence in Iraq pushed oil prices sharply higher in June, resulting in small declines across stock markets globally as investors were reminded of the broader risk that instability in the Middle East and Africa poses to global oil production. However, a steady stream of mergers and acquisitions took center stage and, against the backdrop of ongoing stimulus from the Fed and ECB, equity markets soon resumed their upward course.

•

U.K. and Japanese stocks, which represent the largest weightings in the MSCI EAFE Index composition, gained 5.17% and 0.68% (in U.S. dollar terms), respectively, for the six-month period. Other markets with notable weightings in the index generated positive returns including Switzerland (+6.93%), France (+4.65%) and Germany (+1.31%). Of the 21 developed markets represented in the index, the strongest performers were Israel (+21.09%), Denmark (+19.72%), New Zealand (+14.98%), Italy (+14.45%), Spain (+12.29%), Norway (+12.26%) and Australia (+8.82%). Austria was the only market in the index to produce negative results for the period (-3.36%).

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2014

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	4.65%	23.16%	11.38%	6.59%
Investor A	4.53	22.89	11.10	6.31
Class K5	4.73	23.31	11.44	6.64
MSCI EAFE Index	4.78	23.57	11.77	6.93

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

[5]	Class K Shares commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,046.50	$1.87	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,045.30	$2.43	$1,000.00	$1,022.41	$2.41	0.48%
Class K	$1,000.00	$1,047.30	$0.86	$1,000.00	$1,023.95	$0.85	0.17%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	5

Fund Summary as of June 30, 2014	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2014, the Fund’s Institutional Shares returned 3.08%, Investor A Shares returned 2.97% and Class K Shares returned 3.08%. The benchmark Russell 2000® Index returned 3.19% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Despite high valuations resulting from last year’s strong rally, investors continued to favor equities in the first half of 2014. However, not all segments of the market advanced as many of last year’s winners struggled, including many biotechnology and internet-related companies as well as retailers. Small cap stocks underperformed the broader U.S. equity market given relatively high valuations resulting from their strong performance in 2013. Broadly speaking, 2014 brought a swift reversal away from the prevailing momentum stocks of 2013 and a rotation from growth to value stocks. Additionally, market volatility remained well below historical norms, a trend that has continued for several quarters, suggesting that investors have become complacent in an environment where easy monetary conditions and low default rates have served to counteract growing geopolitical risk.

•

The year got off to a rocky start, however, as heightened risks in emerging markets compelled investors to pull back from risk assets generally. A number of emerging economies struggled with currency weakness, debt problems and uneven growth rates while facing the broader headwind of diminishing global liquidity as the Fed began tapering its stimulus program. Signs of further deceleration in Chinese economic growth were particularly worrisome. Meanwhile, disappointing corporate earnings reports and softer economic data in the United States also contributed to the sell-off in equities.

•

U.S. equities were back on the rise in February due in part to positive developments in Washington, D.C. Fiscal uncertainty abated with the extension of the U.S. debt ceiling. Additionally, investors were encouraged by market-friendly comments from the new Fed Chairwoman, Janet Yellen. Although U.S. economic data had weakened, most investors viewed this recent trend as temporary and continued to take on U.S. equity risk given expectations that growth would pick up later in the year.

•

Market volatility increased in March due to rising tensions between Russia and Ukraine over the disputed region of Crimea. Investors feared the impact of potential international sanctions and the threat of rising oil prices. More evidence of decelerating growth in China added to the air of uncertainty. Yet, markets were resilient as investors turned their focus to improving U.S. economic data, positive corporate earnings surprises and increased merger and acquisition activity. Dovish comments from the Fed also helped push U.S. stocks higher.

•

Escalating violence in Iraq pushed oil prices sharply higher in June, causing stock prices to fall as investors were reminded of the broader risk that instability in the Middle East and Africa poses to global oil production. However, a steady stream of mergers and acquisitions again took center stage and, against the backdrop of ongoing Fed stimulus, U.S. equities quickly resumed their upward course.

•

As the global economy continued its slow recovery, improving U.S. data garnered a good deal of investors’ attention during the period. Following a first quarter of disappointing economic reports, better data in the second quarter ultimately confirmed that the recent weakness had been temporary and largely weather-related. In June, revised gross domestic product (“GDP”) numbers revealed that the U.S. economy had contracted much more than expected in the first quarter. While this news came as a surprise, it was no longer important as compared to more recent data showing improvements in the labor market and manufacturing. Nonetheless, a low labor participation rate, anemic wage growth and lackluster consumption continued to weigh on U.S. growth. While the global recovery has remained generally on track, mixed economic reports in the first half of the year resulted in the World Bank lowering its 2014 global growth forecast to 2.8% in June from its January forecast of 3.2%.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]

This unmanaged index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Summary for the Period Ended June 30, 2014

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	3.08%	23.51%	20.04%	8.38%
Investor A	2.97	23.18	19.74	8.11
Class K5	3.08	23.53	20.11	8.43
Russell 2000® Index	3.19	23.64	20.21	8.70

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past	performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,030.80	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Investor A	$1,000.00	$1,029.70	$2.52	$1,000.00	$1,022.32	$2.51	0.50%
Class K	$1,000.00	$1,030.80	$0.96	$1,000.00	$1,023.85	$0.95	0.19%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ administrator waived and/or reimbursed a portion of the Funds’ fees and/or expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2014 and held through June 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 4 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to an index and/or market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”, respectively)[1]	$423,254,603	$149,474,663
Capital shares sold receivable	4,702,439	178,219
Withdrawals receivable from the Series	—	465,055
Receivable from administrator	1,852	900
Prepaid expenses	32,619	28,523

Total assets	427,991,513	150,147,360

Liabilities
Contributions payable to the Series	4,349,409	—
Capital shares redeemed payable	353,030	643,274
Service fees payable	69,245	17,153
Other accrued expenses payable	76,224	49,277

Total liabilities	4,847,908	709,704

Net Assets	$423,143,605	$149,437,656

Net Assets Consist of
Paid-in capital	$366,761,944	$105,165,086
Undistributed net investment income	7,468,485	817,645
Accumulated net realized gain (loss) allocated from the Series	(51,849,382)	4,076,503
Net unrealized appreciation/depreciation allocated from the Series	100,762,558	39,378,422

Net Assets	$423,143,605	$149,437,656

[1] Investments at cost	$322,492,045	$110,096,241

Net Asset Value
Institutional:
Net assets	$79,075,456	$61,676,992

Shares outstanding[2]	5,763,085	3,417,777

Net asset value	$13.72	$18.05

Investor A:
Net assets	$339,505,628	$85,717,252

Shares outstanding[2]	24,948,724	4,752,786

Net asset value	$13.61	$18.04

Class K:
Net assets	$4,562,521	$2,043,412

Shares outstanding[2]	332,345	113,066

Net asset value	$13.73	$18.07

[2] 125 million shares authorized, $0.0001 par value.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	9

Statements of Operations

Six Months Ended June 30, 2014 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$11,331,999	$829,577
Securities lending — affiliated — net	9,879	111,855
Dividends — affiliated	156	11,677
Foreign taxes withheld	(953,922)	(921)
Expenses	(126,117)	(57,093)
Fees waived	303	3,698

Total income	10,262,298	898,793

Fund Expenses
Administration	230,903	125,462
Service — Investor A	391,942	102,113
Transfer agent — Institutional	18,952	14,409
Transfer agent — Investor A	139,023	30,558
Transfer agent — Class K	95	151
Registration	28,138	24,792
Professional	24,528	19,827
Printing	16,198	9,878
Officer	36	13
Miscellaneous	6,580	5,584

Total expenses	856,395	332,787
Less administration fees waived	(83,397)	(93,062)
Less transfer agent fees waived and/or reimbursed — class specific	(61,522)	(10,407)

Total expenses after fees waived and/or reimbursed	711,476	229,318

Net investment income	9,550,822	669,475

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	(108,096)	6,865,359
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency translations	8,842,717	(3,179,299)

Total realized and unrealized gain	8,734,621	3,686,060

Net Increase in Net Assets Resulting from Operations	$18,285,443	$4,355,535

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Statements of Changes in Net Assets

	BlackRock International Index Fund		BlackRock Small Cap Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Operations
Net investment income	$9,550,822	$7,947,227	$669,475	$1,538,848
Net realized gain (loss)	(108,096)	(3,186,390)	6,865,359	9,238,334
Net change in unrealized appreciation/depreciation	8,842,717	58,864,584	(3,179,299)	27,192,380

Net increase in net assets resulting from operations	18,285,443	63,625,421	4,355,535	37,969,562

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(1,625,236)[1]	—	(637,619)[1]
Investor A	—	(6,601,334)[1]	—	(706,766)[1]
Class K	—	(54,078)[1]	—	(11,944)[1]
Net realized gain:
Institutional	—	—	—	(1,093,818)[1]
Investor A	—	—	—	(1,553,975)[1]
Class K	—	—	—	(21,681)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	—	(8,280,648)	—	(4,025,803)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	22,071,568	50,389,204	61,122	17,405,626

Net Assets
Total increase in net assets	40,357,011	105,733,977	4,416,657	51,349,385
Beginning of period	382,786,594	277,052,617	145,020,999	93,671,614

End of period	$423,143,605	$382,786,594	$149,437,656	$145,020,999

Undistributed (distributions in excess of) net investment income, end of period	$7,468,485	$(2,082,337)	$817,645	$148,170

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	11

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.11		$11.06		$9.63		$11.42		$10.97		$8.75

Net investment income[1]	0.33		0.32		0.33		0.35		0.25		0.23
Net realized and unrealized gain (loss)	0.28		2.04		1.45		(1.79)[2]		0.53	[2]	2.25	[2]

Net increase (decrease) from investment operations	0.61		2.36		1.78		(1.44)		0.78		2.48

Dividends from net investment income	—		(0.31)[3]		(0.35)[3]		(0.35)[3]		(0.33)[3]		(0.26)[3]

Net asset value, end of period	$13.72		$13.11		$11.06		$9.63		$11.42		$10.97

Total Investment Return[4]
Based on net asset value	4.65%	[5]	21.52%		18.58%		(12.55)%		7.26%		28.38%

Ratios to Average Net Assets[6]
Total expenses	0.27%	[7,8]	0.40%	[7]	0.42%	[7]	0.44%	[7]	0.47%		0.54%

Total expenses after fees waived and/or reimbursed	0.23%	[7,8]	0.35%	[7]	0.34%	[7]	0.35%	[7]	0.46%		0.54%

Net investment income	5.09%	[7,8]	2.64%	[7]	3.22%	[7]	3.14%	[7]	2.35%		2.43%

Supplemental Data
Net assets, end of period (000)	$79,075		$71,826		$52,589		$70,169		$112,145		$89,889

Portfolio turnover of the Series	1%		8%		21%		6%		8%		30%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.02		$10.99		$9.57		$11.36		$10.91		$8.71

Net investment income[1]	0.31		0.29		0.30		0.31		0.23		0.21
Net realized and unrealized gain (loss)	0.28		2.02		1.45		(1.77)[2]		0.52	[2]	2.23	[2]

Net increase (decrease) from investment operations	0.59		2.31		1.75		(1.46)		0.75		2.44

Dividends from net investment income	—		(0.28)[3]		(0.33)[3]		(0.33)[3]		(0.30)[3]		(0.24)[3]

Net asset value, end of period	$13.61		$13.02		$10.99		$9.57		$11.36		$10.91

Total Investment Return[4]
Based on net asset value	4.53%	[5]	21.20%		18.33%		(12.84)%		7.02%		28.00%

Ratios to Average Net Assets[6]
Total expenses	0.56%	[7,8]	0.69%	[7]	0.69%	[7]	0.70%	[7]	0.74%		0.79%

Total expenses after fees waived and/or reimbursed	0.48%	[7,8]	0.60%	[7]	0.60%	[7]	0.60%	[7]	0.73%		0.79%

Net investment income	4.82%	[7,8]	2.41%	[7]	2.90%	[7]	2.84%	[7]	2.16%		2.27%

Supplemental Data
Net assets, end of period (000)	$339,506		$308,624		$223,754		$168,266		$163,033		$160,964

Portfolio turnover of the Series	1%		8%		21%		6%		8%		30%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	13

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		Period March 31, 2011[1] to December 31, 2011
			2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.11		$11.06	$9.63	$11.80

Net investment income[2]	0.34		0.28	0.22	0.26
Net realized and unrealized gain (loss)	0.28		2.09	1.57	(2.08)

Net increase (decrease) from investment operations	0.62		2.37	1.79	(1.82)

Dividends from net investment income	—		(0.32)[3]	(0.36)[3]	(0.35)[3]

Net asset value, end of period	$13.73		$13.11	$11.06	$9.63

Total Investment Return[4]
Based on net asset value	4.73%	[5]	21.57%	18.65%	(15.38)%[5]

Ratio to Average Net Assets[6,7]
Total expenses	0.22%	[8]	0.36%	0.33%	0.48% [8]

Total expenses after fees waived and/or reimbursed	0.17%	[8]	0.30%	0.29%	0.30% [8]

Net investment income	5.19%	[8]	2.29%	2.11%	3.27% [8]

Supplemental Data
Net assets, end of period (000)	$4,563		$2,336	$710	$20

Portfolio turnover of the Series	1%		8%	21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$17.51		$12.99		$11.51		$12.21	$9.70	$7.71

Net investment income[1]	0.09		0.22		0.24		0.14	0.08	0.07
Net realized and unrealized gain (loss)	0.45		4.83		1.61		(0.69)[2]	2.51 [2]	1.98 [2]

Net increase (decrease) from investment operations	0.54		5.05		1.85		(0.55)	2.59	2.05

Dividends and distributions from:
Net investment income	—		(0.19)[3]		(0.37)[3]		(0.15)[3]	(0.08)[3]	(0.06)[3]
Net realized gain	—		(0.34)[3]		—		—	—	—

Total dividends and distributions	—		(0.53)		(0.37)		(0.15)	(0.08)	(0.06)

Net asset value, end of period	$18.05		$17.51		$12.99		$11.51	$12.21	$9.70

Total Investment Return[4]
Based on net asset value	3.08%	[5]	39.14%		16.10%		(4.49)%	26.77%	26.67%

Ratios to Average Net Assets[6]
Total expenses	0.37%	[7,8]	0.51%	[7]	0.60%	[7]	0.61% [7]	0.57%	0.56%

Total expenses after fees waived and/or reimbursed	0.25%	[7,8]	0.29%	[7]	0.28%	[7]	0.30% [7]	0.52%	0.56%

Net investment income	1.05%	[7,8]	1.45%	[7]	1.88%	[7]	1.14% [7]	0.80%	0.85%

Supplemental Data
Net assets, end of period (000)	$61,677		$60,707		$44,328		$49,829	$71,443	$55,744

Portfolio turnover of the Series	17%		22%		68%		31%	42%	43%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	15

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$17.52		$13.01		$11.51		$12.21	$9.71	$7.72

Net investment income[1]	0.07		0.19		0.21		0.11	0.06	0.05
Net realized and unrealized gain (loss)	0.45		4.82		1.62		(0.70)[2]	2.50 [2]	1.98 [2]

Net increase (decrease) from investment operations	0.52		5.01		1.83		(0.59)	2.56	2.03

Dividends and distributions from:
Net investment income	—		(0.16)[3]		(0.33)[3]		(0.11)[3]	(0.06)[3]	(0.04)[3]
Net realized gain	—		(0.34)[3]		—		—	—	—

Total dividends and distributions	—		(0.50)		(0.33)		(0.11)	(0.06)	(0.04)

Net asset value, end of period	$18.04		$17.52		$13.01		$11.51	$12.21	$9.71

Total Investment Return[4]
Based on net asset value	2.97%	[5]	38.72%		15.96%		(4.76)%	26.35%	26.36%

Ratios to Average Net Assets[6]
Total expenses	0.65%	[7,8]	0.77%	[7]	0.88%	[7]	0.88% [7]	0.80%	0.82%

Total expenses after fees waived and/or reimbursed	0.50%	[7,8]	0.55%	[7]	0.55%	[7]	0.55% [7]	0.78%	0.82%

Net investment income	0.81%	[7,8]	1.20%	[7]	1.64%	[7]	0.88% [7]	0.53%	0.59%

Supplemental Data
Net assets, end of period (000)	$85,717		$83,118		$49,303		$45,263	$47,252	$38,340

Portfolio turnover of the Series	17%		22%		68%		31%	42%	43%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		Period March 31, 2011[1] to December 31, 2011
			2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.53		$13.01	$11.51	$13.17

Net investment income[2]	0.10		0.25	0.25	0.11
Net realized and unrealized gain (loss)	0.44		4.81	1.62	(1.62)

Net increase (decrease) from investment operations	0.54		5.06	1.87	(1.51)

Dividends and distributions from:
Net investment income	—		(0.20)[3]	(0.37)[3]	(0.15)[3]
Net realized gain	—		(0.34)[3]	—	—

Total dividends and distributions	—		(0.54)	(0.37)	(0.15)

Net asset value, end of period	$18.07		$17.53	$13.01	$11.51

Total Investment Return[4]
Based on net asset value	3.08%	[5]	39.14%	16.30%	(11.42)%	[5]

Ratio to Average Net Assets[6,7]
Total expenses	0.34%	[8]	0.49%	0.68%	0.68%	[8]

Total expenses after fees waived and/or reimbursed	0.19%	[8]	0.25%	0.25%	0.25%	[8]

Net investment income	1.18%	[8]	1.57%	1.99%	1.28%	[8]

Supplemental Data
Net assets, end of period (000)	$2,043		1,196	40	22

Portfolio turnover of the Series	17%		22%	68%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived or less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	17

Notes to Financial Statements (Unaudited)	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund (“International Index”) and BlackRock Small Cap Index Fund (“Small Cap Index”) (collectively, the “Funds” or individually, a “Fund”), are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund is classified as diversified. The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively, the “Series” or individually, a “Series”), of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, each of which has the same investment objective and strategies as the corresponding Fund. The value of the Fund’s investment in the applicable Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Funds is directly affected by the performance of the Series. The percentages of Master International Index and Master Small Cap Index owned by International Index and Small Cap Index at June 30, 2014 were 37.9% and 19.8%, respectively. As such the financial statements of the Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Funds offer multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the applicable Series. Valuation of securities held by the Series is discussed in Note 2 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Funds record daily their proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, International Index and Small Cap Index paid the Administrator a monthly fee at an annual rate of 0.24% and 0.29%, respectively, of the average daily value of the Fund’s net assets. Effective March 21, 2014, the administration fee was reduced to 0.03% and 0.08%, respectively, of the average daily value of the Fund’s net assets. The Funds do not pay an investment advisory fee or investment management fee.

18	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired funds fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. Prior to March 21, 2014, the expense limitation as a percentage of average daily net assets were as follows:

	International Index	Small Cap Index
Institutional	0.35%	0.30%
Investor A	0.60%	0.55%
Class K	0.30%	0.25%

Effective March 21, 2014, the expense limitation as a percentage of average daily net assets are as follows:

	International Index	Small Cap Index
Institutional	0.14%	0.21%
Investor A	0.39%	0.46%
Class K	0.09%	0.16%

The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Corporation’s Board of Directors (the “Board”), including a majority of the Independent Directors. These amounts are shown as administration fees waived and transfer agent fees waived and/or reimbursed – class specific, respectively, in the Statements of Operations.

For the six months ended June 30, 2014, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	$569	$62
Investor A	$60,859	$10,196
Class K	$94	$149

In addition, the Administrator waived $83,397 and $93,062 for International Index and Small Cap Index, respectively, which are shown as administration fees waived in the Statements of Operations.

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service fees with respect to their Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2014, the Funds paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Investor A	—	$34

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2014, the Funds reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$181	$20
Investor A	$1,573	$786
Class K	$8	$5

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

4. Income Tax Information:

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	19

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, International Index had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index
2016	$4,270,741
2017	6,596,186
No expiration date[1]	28,674,114

Total	$39,541,041

[1]	Must be utilized prior to losses subject to expiration.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,314,162	$30,766,072	2,307,793	$28,259,339
Shares issued to shareholders in reinvestment of dividends	—	—	118,137	1,469,546
Shares redeemed	(2,029,666)	(27,130,222)	(1,702,180)	(20,394,277)

Net increase	284,496	$3,635,850	723,750	$9,334,608

Investor A
Shares sold	5,977,327	$79,493,489	8,157,663	$97,856,110
Shares issued to shareholders in reinvestment of dividends	—	—	531,595	6,563,648
Shares redeemed	(4,734,447)	(63,076,238)	(5,347,646)	(64,736,792)

Net increase	1,242,880	$16,417,251	3,341,612	$39,682,966

Class K
Shares sold	242,720	$3,167,896	142,049	$1,709,658
Shares issued to shareholders in reinvestment of dividends	—	—	4,293	53,404
Shares redeemed	(88,524)	(1,149,429)	(32,374)	(391,432)

Net increase	154,196	$2,018,467	113,968	$1,371,630

Total Net Increase	1,681,572	$22,071,568	4,179,330	$50,389,204

Small Cap Index
Institutional
Shares sold	764,813	$13,234,575	1,391,454	$21,530,848
Shares issued to shareholders in reinvestment of dividends	—	—	96,233	1,594,347
Shares redeemed	(814,717)	(14,050,171)	(1,432,058)	(21,790,150)

Net increase (decrease)	(49,904)	$(815,596)	55,629	$1,335,045

Investor A
Shares sold	616,464	$10,736,344	1,794,352	$27,777,242
Shares issued to shareholders in reinvestment of dividends	—	—	123,926	2,058,237
Shares redeemed	(608,212)	(10,635,891)	(964,345)	(14,728,990)

Net increase	8,252	$100,453	953,933	$15,106,489

20	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
Small Cap Index (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	49,466	$857,497	74,025	$1,102,083
Shares issued to shareholders in reinvestment of dividends	—	—	1,967	32,605
Shares redeemed	(4,662)	(81,232)	(10,838)	(170,596)
Net increase	44,804	$776,265	65,154	$964,092

Total Net Increase	3,152	$61,122	1,074,716	$17,405,626

At June 30, 2014, 1,898 Class K shares of Small Cap Index were owned by affiliates.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	21

Series Portfolio Information as of June 30, 2014	Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
Roche Holding AG	2
Novartis AG, Registered Shares	2
HSBC Holdings PLC	1
Toyota Motor Corp	1
BP PLC	1
Royal Dutch Shell PLC, Class A	1
Total SA	1
GlaxoSmithKline PLC	1
Sanofi	1

Geographic Allocation	Percent of Long-Term Investments

Japan	20%
United Kingdom	19
France	10
Switzerland	10
Germany	9
Australia	8
Netherlands	5
Spain	4
Sweden	3
Hong Kong	3
Italy	2
Other[1]	7

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

Ten Largest Holdings	Percent of Long-Term Investments

Prosperity Bancshares, Inc.	0.2%
InterMune, Inc.	0.2
Aspen Technology, Inc.	0.2
WEX, Inc.	0.2
Isis Pharmaceuticals, Inc.	0.2
Tenneco, Inc.	0.2
PolyOne Corp.	0.2
Investor Bancorp, Inc.	0.2
Ultimate Software Group, Inc.	0.2
Brunswick Corp.	0.2

Sector Allocation	Percent of Long-Term Investments

Financials	23%
Information Technology	18
Industrials	14
Health Care	13
Consumer Discretionary	13
Energy	7
Materials	5
Utilities	3
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

22	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.5%
AGL Energy Ltd.	44,909	$655,985
ALS Ltd.	31,254	261,067
Alumina Ltd. (a)	203,696	260,133
Amcor Ltd.	96,147	945,658
AMP Ltd.	235,358	1,176,519
APA Group	64,828	421,630
Asciano Ltd.	75,530	401,324
ASX Ltd.	14,765	496,391
Aurizon Holdings Ltd.	168,772	792,516
Australia & New Zealand Banking Group Ltd.	216,461	6,806,504
Bank of Queensland Ltd.	28,508	327,618
Bendigo and Adelaide Bank Ltd.	32,618	375,267
BGP Holdings PLC (a)	783,183	11
BHP Billiton Ltd.	253,338	8,639,999
Boral Ltd.	61,931	306,395
Brambles Ltd.	122,532	1,061,601
Caltex Australia Ltd.	11,572	235,458
CFS Retail Property Trust	176,953	340,285
Coca-Cola Amatil Ltd.	43,897	391,954
Cochlear Ltd.	4,833	281,358
Commonwealth Bank of Australia	127,147	9,697,255
Computershare Ltd.	38,598	454,304
Crown Resorts Ltd.	27,186	387,495
CSL Ltd.	38,223	2,399,370
Dexus Property Group	455,868	477,121
Federation Centres Ltd.	114,385	268,438
Flight Centre Ltd.	4,803	201,264
Fortescue Metals Group Ltd.	118,642	490,009
Goodman Group	137,614	655,178
GPT Group	137,636	498,459
Harvey Norman Holdings Ltd.	38,809	113,441
Iluka Resources Ltd.	33,664	258,671
Incitec Pivot Ltd.	137,369	375,560
Insurance Australia Group Ltd.	181,206	998,073
Leighton Holdings Ltd.	7,635	141,763
Lend Lease Group	44,067	544,777
Macquarie Group Ltd.	22,621	1,272,516
Metcash Ltd.	63,088	157,050
Mirvac Group	297,877	501,273
National Australia Bank Ltd.	185,675	5,738,981
Newcrest Mining Ltd. (a)	62,155	624,262
Orica Ltd.	29,863	548,475
Origin Energy Ltd.	86,941	1,198,356
Qantas Airways Ltd. (a)	77,541	92,240
QBE Insurance Group Ltd.	96,809	991,545
Ramsay Health Care Ltd.	9,937	426,805
REA Group Ltd.	4,134	166,559
Rio Tinto Ltd.	34,728	1,948,239
Santos Ltd.	77,079	1,036,912
Scentre Group (a)	403,454	1,217,397
Seek Ltd.	25,351	379,101
Sonic Healthcare Ltd.	31,000	507,103
SP AusNet	124,539	155,683
Stockland	186,281	681,315
Suncorp Group Ltd.	101,087	1,290,867
Sydney Airport	82,654	328,866
Tabcorp Holdings Ltd.	64,836	205,349
Tatts Group Ltd.	113,710	350,581
Telstra Corp. Ltd.	342,186	1,681,078
Toll Holdings Ltd.	57,647	277,431
TPG Telecom, Ltd.	21,913	113,855
Transurban Group	138,582	965,700
Treasury Wine Estates Ltd.	54,914	259,330
Common Stocks	Shares	Value
Australia (concluded)
Wesfarmers Ltd.	90,194	$3,559,179
Westfield Corp.	155,797	1,050,397
Westpac Banking Corp.	245,245	7,844,433
Woodside Petroleum Ltd.	52,010	2,016,499
Woolworths Ltd.	99,186	3,293,620
WorleyParsons Ltd.	17,519	287,352

		83,307,200
Austria — 0.3%
Andritz AG	6,080	351,310
Erste Group Bank AG	22,061	713,295
Immofinanz AG (a)	71,433	252,358
OMV AG	12,119	547,476
Raiffeisen Bank International AG	9,645	307,481
Strabag SE	30,711	—
Telekom Austria AG	15,806	154,602
Vienna Insurance Group AG	3,358	179,782
Voestalpine AG	8,606	410,275

		2,916,579
Belgium — 1.2%
Ageas	17,580	701,111
Anheuser-Busch InBev NV	63,416	7,286,515
Belgacom SA	11,349	376,749
Colruyt SA	5,685	288,748
Delhaize Group	7,869	532,473
Groupe Bruxelles Lambert SA	6,236	648,129
KBC Groep NV (a)	19,856	1,080,189
Solvay SA	4,759	819,073
Telenet Group Holding NV (a)	4,118	234,692
UCB SA	8,933	755,751
Umicore SA	8,046	374,397

		13,097,827
Denmark — 1.4%
A.P. Moeller — Maersk A/S, Class A	220	517,785
A.P. Moeller — Maersk A/S, Class B	505	1,255,573
Carlsberg A/S, Class B	8,515	917,098
Coloplast A/S, Class B	8,875	803,055
Danske Bank A/S	50,941	1,440,025
DSV A/S	14,726	480,191
Novo Nordisk A/S, Class B	154,883	7,148,308
Novozymes A/S, Class B	17,918	898,704
Pandora A/S	8,085	620,473
TDC A/S	66,094	683,703
Tryg A/S	1,678	169,540
Vestas Wind Systems A/S (a)	17,406	878,283
William Demant Holding A/S (a)	1,914	173,808

		15,986,546
Finland — 0.8%
Elisa OYJ	11,811	361,300
Fortum OYJ	35,380	950,023
Kone OYJ, Class B	24,895	1,038,023
Metso OYJ	8,819	333,873
Neste Oil OYJ	9,344	182,325
Nokia OYJ	295,490	2,235,903
Nokian Renkaat OYJ	9,359	364,879
Orion OYJ, Class B	7,935	295,759
Sampo OYJ, Class A	35,574	1,798,351
Stora Enso OYJ, Class R	43,104	419,062
UPM-Kymmene OYJ	42,114	719,373
Wartsila OYJ	11,612	575,513

		9,274,384

Portfolio Abbreviation

ADR	American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	23

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France — 9.8%
Accor SA	13,507	$702,033
Aeroports de Paris	2,493	328,669
Air Liquide SA	27,152	3,669,018
Airbus Group NV	46,546	3,120,816
Alcatel-Lucent (a)	223,201	802,425
Alstom SA	17,361	630,506
ArcelorMittal	78,368	1,168,323
Arkema	4,361	423,742
AtoS	6,204	516,736
AXA SA	143,063	3,418,250
BNP Paribas SA	83,489	5,673,807
Bollore SA	430	278,956
Bouygues SA	15,473	643,835
Bureau Veritas SA	17,032	473,037
Cap Gemini SA	11,429	815,616
Carrefour SA	48,799	1,799,424
Casino Guichard-Perrachon SA	4,598	609,604
Christian Dior SA	4,316	859,310
Cie Generale des Etablissements Michelin	14,516	1,733,243
CNP Assurances	13,219	274,359
Compagnie de Saint-Gobain	35,046	1,977,372
Credit Agricole SA	82,299	1,161,968
Danone SA	44,793	3,330,736
Dassault Systemes SA	4,794	616,417
Edenred	15,541	471,264
EDF	19,582	616,596
Essilor International SA	16,084	1,704,517
Eurazeo	3,099	257,880
Eutelsat Communications SA	12,524	435,205
Fonciere Des Regions	2,308	250,355
GDF Suez	114,215	3,146,801
Gecina SA	1,869	272,321
Groupe Eurotunnel SA, Registered Shares	36,648	495,815
ICADE	2,822	302,498
Iliad SA	2,087	630,844
Imerys SA	2,500	210,836
JCDecaux SA	5,660	211,393
Kering	6,000	1,316,226
Klepierre	7,443	379,247
L’Oreal SA	18,876	3,250,053
Lafarge SA	14,608	1,270,299
Lagardere SCA	9,740	317,344
Legrand SA	21,220	1,299,525
LVMH Moet Hennessy Louis Vuitton SA	22,027	4,250,525
Natixis	70,781	454,265
Orange SA	145,995	2,309,978
Pernod Ricard SA	16,754	2,012,499
Peugeot SA (a)	30,443	450,424
Publicis Groupe SA	14,305	1,212,441
Remy Cointreau SA	2,081	191,459
Renault SA	15,124	1,367,129
Rexel SA	21,270	497,455
Safran SA	21,273	1,392,631
Sanofi	94,015	9,992,806
Schneider Electric SA	41,080	3,873,573
SCOR SE	11,602	399,491
SES SA	24,156	916,228
Societe BIC SA	2,281	312,127
Societe Generale SA	56,913	2,984,669
Sodexo	7,501	807,102
Suez Environnement Co.	21,425	409,864
Technip SA	8,198	895,725
Thales SA	7,640	461,948
Total SA	168,791	12,211,970
Unibail-Rodamco SE	7,727	2,248,636
Valeo SA	6,064	813,635
Vallourec SA	8,857	397,025
Common Stocks	Shares	Value
France (concluded)
Veolia Environnement SA	32,516	$619,453
Vinci SA	38,113	2,849,282
Vivendi SA (a)	95,126	2,327,881
Wendel SA	2,515	360,312
Zodiac Aerospace	14,692	497,433

		109,385,187
Germany — 8.9%
Adidas AG	16,356	1,653,856
Allianz SE, Registered Shares	36,005	6,009,732
Axel Springer AG	2,870	176,381
BASF SE	72,450	8,427,641
Bayer AG, Registered Shares	65,229	9,202,059
Bayerische Motoren Werke AG	26,231	3,321,623
Bayerische Motoren Werke AG, Preference Shares	4,427	423,851
Beiersdorf AG	8,067	779,634
Brenntag AG	4,151	741,596
Celesio AG	3,574	127,091
Commerzbank AG (a)	76,614	1,200,779
Continental AG	8,680	2,006,908
Daimler AG, Registered Shares	75,947	7,094,556
Deutsche Bank AG, Registered Shares	108,878	3,826,515
Deutsche Boerse AG	15,051	1,166,974
Deutsche Lufthansa AG, Registered Shares	17,906	384,389
Deutsche Post AG, Registered Shares	76,309	2,754,366
Deutsche Telekom AG, Registered Shares	245,805	4,311,177
Deutsche Wohnen AG	21,875	471,201
E.ON SE	157,869	3,254,557
Fraport AG Frankfurt Airport Services Worldwide	2,725	192,268
Fresenius Medical Care AG & Co. KGaA	16,848	1,133,555
Fresenius SE & Co. KGaA	9,946	1,483,303
GEA Group AG	14,715	695,639
Hannover Rueck SE	4,939	444,764
HeidelbergCement AG	11,241	957,822
Henkel AG & Co. KGaA	9,192	924,400
Henkel AG & Co. KGaA, Preference Shares	14,058	1,624,154
Hochtief AG	1,718	148,690
Hugo Boss AG	2,371	354,036
Infineon Technologies AG	89,001	1,111,012
K+S AG, Registered Shares	12,982	426,308
Kabel Deutschland Holding AG	1,772	259,265
Lanxess AG	7,231	487,724
Linde AG	14,702	3,124,117
MAN SE	2,794	345,301
Merck KGaA	10,190	883,643
Metro AG (a)	12,803	557,167
Muenchener Rueckversicherungs AG, Registered Shares	14,215	3,147,887
Osram Licht AG (a)	7,148	359,969
Porsche Automobil Holding SE, Preference Shares	12,151	1,263,370
ProSiebenSat.1 Media AG, Registered Shares	17,432	775,881
RWE AG	38,604	1,655,652
SAP AG	72,682	5,600,489
Siemens AG, Registered Shares	62,544	8,257,944
Sky Deutschland AG (a)	36,810	339,183
Telefonica Deutschland Holding AG	20,099	166,144
ThyssenKrupp AG (a)	35,558	1,034,615
United Internet AG, Registered Shares	9,200	404,176
Volkswagen AG	2,386	615,370
Volkswagen AG, Preference Shares	12,862	3,368,772

		99,477,506
Hong Kong — 2.7%
AIA Group Ltd.	950,000	4,773,382
ASM Pacific Technology Ltd.	17,304	189,106
Bank of East Asia Ltd.	104,332	432,563
BOC Hong Kong Holdings Ltd.	294,400	852,895
Cathay Pacific Airways Ltd.	87,263	163,079
Cheung Kong Holdings Ltd.	108,835	1,930,912

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Cheung Kong Infrastructure Holdings Ltd.	46,500	$321,228
CLP Holdings Ltd.	149,187	1,225,559
First Pacific Co. Ltd.	173,250	193,394
Galaxy Entertainment Group Ltd.	183,000	1,462,623
Hang Lung Properties Ltd.	183,000	564,341
Hang Seng Bank Ltd.	60,353	985,533
Henderson Land Development Co. Ltd.	80,564	471,507
HKT Trust and HKT Ltd.	192,000	226,245
Hong Kong & China Gas Co. Ltd.	497,556	1,088,789
Hong Kong Exchanges & Clearing Ltd.	87,027	1,622,364
Hutchison Whampoa Ltd.	169,176	2,313,746
Hysan Development Co. Ltd.	54,791	256,621
Kerry Properties Ltd.	52,500	183,508
Li & Fung Ltd.	471,980	699,096
The Link REIT	185,414	998,226
MGM China Holdings Ltd.	69,600	241,381
MTR Corp.	113,500	437,100
New World Development Co. Ltd.	390,968	445,076
NWS Holdings Ltd.	127,824	237,163
PCCW Ltd.	348,000	207,442
Power Assets Holdings Ltd.	112,000	980,329
Sands China Ltd.	193,400	1,459,723
Shangri-La Asia Ltd.	97,905	153,406
Sino Land Co. Ltd.	237,263	390,563
SJM Holdings Ltd.	148,000	370,762
Sun Hung Kai Properties Ltd.	129,324	1,774,585
Swire Pacific Ltd., Class A	51,077	628,673
Swire Properties Ltd.	87,000	254,253
Techtronic Industries Co.	108,500	347,818
Wharf Holdings Ltd.	121,357	873,870
Wheelock & Co. Ltd.	72,000	300,572
Wynn Macau Ltd.	119,600	468,433
Yue Yuen Industrial Holdings Ltd.	54,285	181,634

		30,707,500
Ireland — 0.8%
Bank of Ireland (a)	1,916,805	646,826
CRH PLC	57,232	1,466,129
Experian PLC	77,514	1,309,611
James Hardie Industries SE	34,310	447,603
Kerry Group PLC, Class A	12,485	937,700
Ryanair Holdings PLC (a)	10,891	103,403
Ryanair Holdings PLC — ADR (a)	636	35,489
Shire PLC	46,379	3,638,109

		8,584,870
Israel — 0.5%
Bank Hapoalim BM	80,579	465,423
Bank Leumi Le-Israel BM (a)	107,117	417,495
Bezeq The Israeli Telecommunication Corp. Ltd.	139,679	261,421
Delek Group Ltd.	372	153,878
Israel Chemicals Ltd.	32,604	279,353
The Israel Corp. Ltd. (a)	206	117,224
Mizrahi Tefahot Bank Ltd.	11,916	154,056
NICE Systems Ltd.	5,103	208,841
Teva Pharmaceutical Industries Ltd.	67,383	3,539,827

		5,597,518
Italy — 2.5%
Assicurazioni Generali SpA	92,841	2,033,265
Atlantia SpA	32,599	928,679
Banca Monte dei Paschi di Siena SpA (a)(b)	336,194	651,396
Banco Popolare SC (a)	28,615	470,695
Enel Green Power SpA	137,956	390,448
Enel SpA	516,536	3,004,503
Eni SpA	200,679	5,488,505
Exor SpA	7,730	317,104
Fiat SpA (a)	67,779	668,267
Finmeccanica SpA (a)	29,559	280,691
Intesa Sanpaolo SpA	994,496	3,036,642
Luxottica Group SpA	13,350	773,041
Common Stocks	Shares	Value
Italy (concluded)
Mediobanca SpA (a)	47,636	$474,342
Pirelli & C SpA	18,856	302,258
Prysmian SpA	15,947	360,124
Saipem SpA (a)	20,287	547,001
Snam SpA	161,729	974,082
Telecom Italia SpA (a)	804,131	1,017,789
Telecom Italia SpA, Non-Convertible Savings Shares	473,382	468,261
Tenaris SA	37,282	878,444
Terna — Rete Elettrica Nazionale SpA	120,321	633,960
UniCredit SpA	353,939	2,959,416
Unione di Banche Italiane SCpA	66,689	576,264
UnipolSai SpA	77,124	247,754

		27,482,931
Japan — 19.6%
ABC-Mart, Inc.	2,000	107,023
Acom Co. Ltd. (a)	29,800	141,929
Advantest Corp.	13,900	171,991
Aeon Co. Ltd.	48,700	599,294
AEON Financial Service Co. Ltd.	8,500	222,309
Aeon Mall Co. Ltd.	8,250	217,527
Air Water, Inc.	10,000	160,070
Aisin Seiki Co. Ltd.	15,700	624,954
Ajinomoto Co. Inc.	47,000	736,646
Alfresa Holdings Corp.	3,600	232,102
Amada Co. Ltd.	29,000	295,391
ANA Holdings, Inc.	100,000	235,999
Aozora Bank Ltd.	91,000	299,190
Asahi Glass Co. Ltd.	77,100	454,557
Asahi Group Holdings Ltd.	30,700	964,069
Asahi Kasei Corp.	98,000	750,241
Asics Corp.	12,800	298,902
Astellas Pharma, Inc.	169,700	2,231,651
The Bank of Kyoto Ltd.	28,000	254,808
The Bank of Yokohama Ltd.	96,000	552,864
Benesse Holdings, Inc.	4,800	208,201
Bridgestone Corp.	51,400	1,800,204
Brother Industries Ltd.	19,700	341,550
Calbee, Inc.	5,600	154,334
Canon, Inc.	89,500	2,925,038
Casio Computer Co. Ltd.	15,800	229,497
Central Japan Railway Co.	11,500	1,641,603
The Chiba Bank Ltd.	59,000	416,712
Chiyoda Corp.	13,000	157,556
Chubu Electric Power Co., Inc. (a)	51,900	644,570
Chugai Pharmaceutical Co. Ltd.	17,400	490,621
The Chugoku Bank Ltd.	12,900	198,418
The Chugoku Electric Power Co., Inc.	22,300	303,870
Citizen Holdings Co. Ltd.	19,000	149,203
Credit Saison Co. Ltd.	12,500	260,254
Dai Nippon Printing Co. Ltd.	44,000	459,710
The Dai-ichi Life Insurance Co. Ltd.	67,300	1,002,947
Daicel Corp.	21,000	200,787
Daido Steel Co. Ltd.	21,000	107,452
Daihatsu Motor Co. Ltd.	15,100	268,724
Daiichi Sankyo Co. Ltd.	50,100	936,456
Daikin Industries Ltd.	18,600	1,173,897
Daito Trust Construction Co. Ltd.	5,900	693,775
Daiwa House Industry Co. Ltd.	46,000	953,609
Daiwa Securities Group, Inc.	130,000	1,126,355
Dena Co. Ltd.	7,400	100,128
Denso Corp.	38,600	1,843,945
Dentsu, Inc.	17,413	709,141
Don Quijote Co. Ltd.	4,300	239,903
East Japan Railway Co.	26,449	2,083,972
Eisai Co. Ltd.	20,100	843,503
Electric Power Development Co. Ltd.	9,900	321,262

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	25

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
FamilyMart Co. Ltd.	4,800	$206,941
FANUC Corp.	15,300	2,642,124
Fast Retailing Co. Ltd.	4,200	1,383,604
Fuji Electric Co. Ltd.	40,800	193,599
Fuji Heavy Industries Ltd.	45,800	1,269,977
FUJIFILM Holdings Corp.	37,200	1,038,274
Fujitsu Ltd.	148,000	1,108,940
Fukuoka Financial Group, Inc.	63,000	304,294
Gree, Inc.	9,600	84,182
GungHo Online Entertainment, Inc.	31,900	206,128
The Gunma Bank Ltd.	27,000	159,750
The Hachijuni Bank Ltd.	35,000	216,726
Hakuhodo DY Holdings, Inc.	16,400	162,988
Hamamatsu Photonics KK	5,800	284,657
Hankyu Hanshin Holdings, Inc.	88,000	502,448
Hikari Tsushin, Inc.	1,300	98,177
Hino Motors Ltd.	20,400	281,445
Hirose Electric Co. Ltd.	2,200	327,056
The Hiroshima Bank Ltd.	45,000	215,082
Hisamitsu Pharmaceutical Co., Inc.	4,400	196,755
Hitachi Chemical Co. Ltd.	7,400	122,517
Hitachi Construction Machinery Co. Ltd.	9,500	189,622
Hitachi High-Technologies Corp.	4,400	104,767
Hitachi Ltd.	381,000	2,792,375
Hitachi Metals Ltd.	18,000	274,439
Hokuhoku Financial Group, Inc.	106,000	226,095
Hokuriku Electric Power Co.	14,900	197,531
Honda Motor Co. Ltd.	128,600	4,487,464
Hoya Corp.	34,000	1,130,425
Hulic Co. Ltd.	17,600	232,138
Ibiden Co. Ltd.	10,700	215,868
Idemitsu Kosan Co. Ltd.	6,000	130,288
IHI Corp.	108,000	503,433
Iida Group Holdings Co. Ltd.	13,100	199,101
Inpex Corp.	69,100	1,051,163
Isetan Mitsukoshi Holdings Ltd.	25,005	325,812
Isuzu Motors Ltd.	96,000	635,709
ITOCHU Corp.	119,100	1,528,980
Itochu Techno-Solutions Corp.	1,700	73,898
The Iyo Bank Ltd.	19,000	192,180
J. Front Retailing Co. Ltd.	40,600	285,053
Japan Airlines Co. Ltd.	5,140	284,188
Japan Display, Inc. (a)	28,600	175,782
Japan Exchange Group, Inc.	20,600	507,712
Japan Prime Realty Investment Corp.	64	229,711
Japan Real Estate Investment Corp.	92	535,875
Japan Retail Fund Investment Corp.	173	389,201
Japan Tobacco, Inc.	87,400	3,186,788
JFE Holdings, Inc.	39,300	812,889
JGC Corp.	16,000	486,712
The Joyo Bank Ltd.	53,000	282,725
JSR Corp.	12,900	221,467
JTEKT Corp.	15,100	254,780
JX Holdings, Inc.	180,260	964,612
Kajima Corp.	71,800	317,591
Kakaku.com, Inc.	11,800	206,925
Kamigumi Co. Ltd.	17,000	156,488
Kaneka Corp.	20,000	125,223
The Kansai Electric Power Co., Inc. (a)	54,700	515,609
Kansai Paint Co. Ltd.	18,000	300,857
Kao Corp.	41,200	1,622,611
Kawasaki Heavy Industries Ltd.	108,000	411,716
KDDI Corp.	46,000	2,806,623
Keikyu Corp.	36,000	323,609
Keio Corp.	46,000	361,717
Keisei Electric Railway Co. Ltd.	20,000	199,321
Keyence Corp.	3,592	1,570,738
Common Stocks	Shares	Value
Japan (continued)
Kikkoman Corp.	12,000	$250,109
Kintetsu Corp.	139,000	506,496
Kirin Holdings Co. Ltd.	63,100	911,090
Kobe Steel Ltd.	230,000	345,910
Koito Manufacturing Co. Ltd.	7,000	179,379
Komatsu Ltd.	74,600	1,731,711
Konami Corp.	8,200	181,416
Konica Minolta, Inc.	37,000	365,711
Kubota Corp.	89,000	1,262,935
Kuraray Co. Ltd.	27,600	350,056
Kurita Water Industries Ltd.	8,200	189,919
Kyocera Corp.	24,900	1,182,347
Kyowa Hakko Kirin Co. Ltd.	19,000	257,420
Kyushu Electric Power Co., Inc. (a)	32,700	368,135
Lawson, Inc.	4,900	367,781
LIXIL Group Corp.	20,300	549,438
M3, Inc.	15,300	243,593
Mabuchi Motor Co. Ltd.	1,800	136,490
Makita Corp.	9,500	587,137
Marubeni Corp.	131,000	958,785
Marui Group Co. Ltd.	20,000	192,154
Maruichi Steel Tube Ltd.	3,400	91,317
Mazda Motor Corp.	217,400	1,020,240
McDonald’s Holdings Co. Japan Ltd.	6,000	168,530
Medipal Holdings Corp.	10,100	143,196
Meiji Holdings Co. Ltd.	5,093	337,652
Miraca Holdings, Inc.	4,100	198,703
Mitsubishi Chemical Holdings Corp.	110,700	490,959
Mitsubishi Corp.	110,800	2,306,236
Mitsubishi Electric Corp.	153,000	1,889,968
Mitsubishi Estate Co. Ltd.	99,000	2,445,845
Mitsubishi Gas Chemical Co., Inc.	34,000	217,724
Mitsubishi Heavy Industries Ltd.	240,200	1,500,265
Mitsubishi Logistics Corp.	9,000	134,881
Mitsubishi Materials Corp.	87,000	305,216
Mitsubishi Motors Corp. (b)	51,300	566,886
Mitsubishi Tanabe Pharma Corp.	18,800	281,418
Mitsubishi UFJ Financial Group, Inc.	1,005,474	6,172,318
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,900	240,854
Mitsui & Co. Ltd.	137,100	2,197,937
Mitsui Chemicals, Inc.	64,000	175,111
Mitsui Fudosan Co. Ltd.	67,000	2,261,200
Mitsui OSK Lines Ltd.	85,000	316,666
Mizuho Financial Group, Inc.	1,816,164	3,733,131
MS&AD Insurance Group Holdings, Inc.	40,270	973,279
Murata Manufacturing Co. Ltd.	15,900	1,491,112
Nabtesco Corp.	8,900	196,966
Nagoya Railroad Co. Ltd.	66,000	263,217
Namco Bandai Holdings, Inc.	14,900	349,340
NEC Corp.	205,000	654,259
Nexon Co. Ltd.	11,900	113,734
NGK Insulators Ltd.	20,000	454,016
NGK Spark Plug Co. Ltd.	15,000	423,511
NHK Spring Co. Ltd.	10,700	100,415
Nidec Corp.	16,300	1,002,455
Nikon Corp.	26,100	411,181
Nintendo Co. Ltd.	8,400	1,008,733
Nippon Building Fund, Inc.	112	654,852
Nippon Electric Glass Co. Ltd.	34,500	201,062
Nippon Express Co. Ltd.	70,000	339,518
Nippon Meat Packers, Inc.	14,000	273,338
Nippon Paint Co. Ltd.	15,000	317,600
Nippon Prologis REIT, Inc.	107	249,539
Nippon Steel & Sumitomo Metal	604,265	1,935,770
Nippon Telegraph & Telephone Corp.	29,776	1,855,873
Nippon Yusen KK	124,000	357,688
Nissan Motor Co. Ltd.	195,400	1,850,331

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Nisshin Seifun Group, Inc.	15,400	$183,978
Nissin Foods Holdings Co. Ltd.	4,300	221,077
Nitori Holdings Co. Ltd.	5,500	300,915
Nitto Denko Corp.	11,910	557,881
NKSJ Holdings, Inc.	26,775	721,455
NOK Corp.	7,100	142,761
Nomura Holdings, Inc.	284,700	2,016,617
Nomura Real Estate Holdings, Inc.	8,800	166,678
Nomura Research Institute Ltd.	9,300	293,002
NSK Ltd.	36,000	468,480
NTT Data Corp.	10,000	384,565
NTT DoCoMo, Inc.	119,600	2,041,667
NTT Urban Development Corp.	8,400	94,598
Obayashi Corp.	52,000	371,387
Odakyu Electric Railway Co. Ltd.	49,000	471,876
Oji Holdings Corp.	67,000	275,706
Olympus Corp. (a)	18,300	629,636
Omron Corp.	16,600	700,015
Ono Pharmaceutical Co. Ltd.	6,300	553,513
Oracle Corp. Japan	2,600	113,731
Oriental Land Co. Ltd.	3,800	651,269
ORIX Corp.	103,500	1,716,112
Osaka Gas Co. Ltd.	152,000	638,676
Otsuka Corp.	4,500	218,225
Otsuka Holdings Co. Ltd.	30,800	955,111
Panasonic Corp.	175,600	2,128,631
Park24 Co. Ltd.	7,000	127,311
Rakuten, Inc.	62,700	810,654
Resona Holdings, Inc.	169,756	989,225
Ricoh Co. Ltd.	55,800	665,060
Rinnai Corp.	2,900	279,966
Rohm Co. Ltd.	7,600	435,897
Sankyo Co. Ltd.	3,400	130,788
Sanrio Co. Ltd. (b)	4,100	119,136
Santen Pharmaceutical Co. Ltd.	6,000	338,010
SBI Holdings, Inc.	16,140	197,805
Secom Co. Ltd.	16,700	1,019,459
Sega Sammy Holdings, Inc.	14,432	284,203
Seiko Epson Corp.	9,800	416,933
Sekisui Chemical Co. Ltd.	35,000	405,776
Sekisui House Ltd.	44,100	605,161
Seven & I Holdings Co. Ltd.	59,800	2,520,558
Seven Bank Ltd.	49,100	200,778
Sharp Corp. (a)	113,000	362,810
Shikoku Electric Power Co., Inc. (a)	14,500	202,186
Shimadzu Corp.	21,000	192,681
Shimamura Co. Ltd.	1,600	157,494
Shimano, Inc.	6,100	676,892
Shimizu Corp.	48,000	340,156
Shin-Etsu Chemical Co. Ltd.	32,300	1,964,105
Shinsei Bank Ltd.	127,000	286,050
Shionogi & Co. Ltd.	22,600	472,037
Shiseido Co. Ltd.	27,000	492,453
The Shizuoka Bank Ltd.	41,000	443,502
Showa Shell Sekiyu KK	13,200	150,044
SMC Corp.	4,400	1,179,031
Softbank Corp.	75,700	5,641,387
Sony Corp.	82,100	1,371,932
Sony Financial Holdings, Inc.	14,800	252,667
Stanley Electric Co. Ltd.	11,400	297,430
Sumitomo Chemical Co. Ltd.	115,000	434,722
Sumitomo Corp.	88,100	1,188,746
Sumitomo Dainippon Pharma Co. Ltd.	13,000	149,611
Sumitomo Electric Industries Ltd.	60,500	851,686
Sumitomo Heavy Industries Ltd.	46,000	218,958
Sumitomo Metal Mining Co. Ltd.	41,000	669,200
Sumitomo Mitsui Financial Group, Inc.	100,350	4,210,374
Common Stocks	Shares	Value
Japan (concluded)
Sumitomo Mitsui Trust Holdings, Inc.	260,820	$1,192,076
Sumitomo Realty & Development Co. Ltd.	28,000	1,202,783
Sumitomo Rubber Industries Ltd.	14,600	211,021
Suntory Beverage & Food Ltd.	10,800	423,327
Suruga Bank Ltd.	16,000	310,785
Suzuken Co. Ltd.	6,100	227,231
Suzuki Motor Corp.	29,300	919,187
Sysmex Corp.	11,400	428,655
T&D Holdings, Inc.	46,900	637,913
Taiheiyo Cement Corp.	92,000	370,947
Taisei Corp.	83,000	459,999
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	175,068
Taiyo Nippon Sanso Corp.	18,000	159,460
Takashimaya Co. Ltd.	19,000	184,538
Takeda Pharmaceutical Co. Ltd.	62,300	2,891,514
TDK Corp.	9,100	427,251
Teijin Ltd.	78,000	195,762
Terumo Corp.	22,800	510,785
THK Co. Ltd.	8,200	193,319
Tobu Railway Co. Ltd.	80,000	418,960
Toho Co. Ltd.	9,800	229,839
Toho Gas Co. Ltd.	30,000	164,769
Tohoku Electric Power Co., Inc.	35,400	414,292
Tokio Marine Holdings, Inc.	54,700	1,800,381
The Tokyo Electric Power Co., Inc. (a)	113,000	469,695
Tokyo Electron Ltd.	13,800	940,530
Tokyo Gas Co. Ltd.	189,000	1,104,007
Tokyo Tatemono Co. Ltd.	33,000	305,658
Tokyu Corp.	87,000	617,081
Tokyu Fudosan Holdings Corp.	38,000	299,935
TonenGeneral Sekiyu KK	23,000	218,446
Toppan Printing Co. Ltd.	44,000	340,220
Toray Industries, Inc.	117,700	774,470
Toshiba Corp.	323,000	1,509,842
Toto Ltd.	20,000	269,721
Toyo Seikan Kaisha Ltd.	12,600	193,701
Toyo Suisan Kaisha Ltd.	6,000	184,948
Toyoda Gosei Co. Ltd.	4,900	101,857
Toyota Industries Corp.	12,400	640,712
Toyota Motor Corp.	217,500	13,022,293
Toyota Tsusho Corp.	16,400	471,934
Trend Micro, Inc.	8,800	289,976
Unicharm Corp.	9,800	584,289
United Urban Investment Corp.	188	303,514
USS Co. Ltd.	18,600	317,470
West Japan Railway Co.	12,600	555,036
Yahoo! Japan Corp.	117,400	542,148
Yakult Honsha Co. Ltd.	6,700	339,346
Yamada Denki Co. Ltd.	63,600	226,718
Yamaguchi Financial Group, Inc.	18,000	189,828
Yamaha Corp.	13,400	211,862
Yamaha Motor Co. Ltd.	19,600	337,520
Yamato Holdings Co. Ltd.	28,700	594,924
Yamato Kogyo Co. Ltd.	2,900	85,132
Yamazaki Baking Co. Ltd.	8,000	99,923
Yaskawa Electric Corp.	18,000	218,204
Yokogawa Electric Corp.	16,800	212,786
The Yokohama Rubber Co. Ltd.	19,000	164,476

		219,022,743
Luxembourg — 0.1%
Altice SA (a)	4,811	335,183
RTL Group SA	3,164	351,190

		686,373
Netherlands — 4.5%
Aegon NV	142,820	1,245,883
Akzo Nobel NV	19,220	1,441,101

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	27

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
ASML Holding NV	28,204	$2,630,343
CNH Industrial NV	75,095	770,542
Corio NV	5,756	293,782
Delta Lloyd NV	15,222	386,479
Fugro NV CVA	5,622	321,488
Gemalto NV (b)	6,342	658,332
Heineken Holding NV	7,610	500,092
Heineken NV	17,995	1,291,664
ING Groep NV CVA (a)	302,971	4,251,436
Koninklijke Ahold NV	72,516	1,359,754
Koninklijke Boskalis Westminster NV	6,140	352,113
Koninklijke DSM NV	13,871	1,009,425
Koninklijke KPN NV (a)	256,830	936,419
Koninklijke Philips Electronics NV	74,995	2,380,213
Koninklijke Vopak NV	5,570	271,960
OCI NV (a)	6,125	239,045
QIAGEN NV (a)	18,191	439,952
Randstad Holding NV	9,574	518,998
Reed Elsevier NV	54,269	1,246,192
Royal Dutch Shell PLC, A Shares	307,466	12,705,337
Royal Dutch Shell PLC, B Shares	192,830	8,380,407
TNT Express NV	33,068	299,177
Unilever NV CVA	128,502	5,624,925
Wolters Kluwer NV	24,340	720,986
Ziggo NV	11,447	529,384

		50,805,429
New Zealand — 0.1%
Auckland International Airport Ltd.	74,005	252,677
Contact Energy Ltd.	25,128	116,708
Fletcher Building Ltd.	51,612	397,874
Ryman Healthcare Ltd.	29,262	219,057
Telecom Corp. of New Zealand Ltd.	151,215	354,822
Xero Ltd. (a)	5,032	114,392

		1,455,530
Norway — 0.8%
Aker Solutions ASA	12,065	209,401
DnB NOR ASA	77,165	1,409,904
Gjensidige Forsikring ASA	14,922	267,600
Norsk Hydro ASA	104,548	559,812
Orkla ASA	64,395	573,048
Seadrill Ltd.	29,851	1,183,013
Statoil ASA	87,523	2,690,357
Subsea 7 SA	22,243	414,598
Telenor ASA	59,847	1,362,623
Yara International ASA	13,967	699,733

		9,370,089
Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares (a)	196,340	161,538
EDP — Energias de Portugal SA	182,848	917,460
Galp Energia SGPS SA	30,463	558,375
Jeronimo Martins SGPS SA	18,634	306,371

		1,943,744
Singapore — 1.4%
Ascendas Real Estate Investment Trust	159,962	295,596
CapitaCommercial Trust	147,000	200,776
CapitaLand Ltd.	195,749	502,693
CapitaMall Trust	190,700	302,272
City Developments Ltd.	34,535	283,720
ComfortDelGro Corp. Ltd.	158,816	318,482
DBS Group Holdings Ltd.	134,407	1,807,732
Genting Singapore PLC	502,227	536,214
Global Logistic Properties Ltd.	233,000	504,967
Golden Agri-Resources Ltd.	599,251	267,259
Hutchison Port Holdings Trust	447,000	321,918
Common Stocks	Shares	Value
Singapore (concluded)
Jardine Cycle & Carriage Ltd.	9,721	$345,484
Keppel Corp. Ltd.	116,577	1,009,145
Keppel Land Ltd.	59,000	160,039
Noble Group Ltd.	331,840	365,254
Oversea-Chinese Banking Corp. Ltd.	203,914	1,564,045
SembCorp Industries Ltd.	72,590	312,795
SembCorp Marine Ltd.	72,197	237,549
Singapore Airlines Ltd.	43,009	357,920
Singapore Exchange Ltd.	59,000	329,083
Singapore Press Holdings Ltd. (b)	99,985	334,347
Singapore Technologies Engineering Ltd.	119,213	363,673
Singapore Telecommunications Ltd.	631,132	1,950,635
StarHub Ltd.	44,157	147,793
United Overseas Bank Ltd.	101,147	1,829,014
UOL Group Ltd.	33,499	175,348
Wilmar International Ltd.	145,670	372,894
Yangzijiang Shipbuilding Holdings Ltd.	135,183	117,114

		15,313,761
Spain — 3.5%
Abertis Infraestructuras SA	30,877	710,365
ACS Actividades de Construccion y Servicios SA	14,218	650,761
Amadeus IT Holding SA, Class A	29,629	1,221,405
Banco Bilbao Vizcaya Argentaria SA	465,368	5,931,308
Banco de Sabadell SA	264,616	903,198
Banco Popular Espanol SA	138,196	923,200
Banco Santander SA	931,333	9,731,736
Bankia SA (a)	363,812	705,311
CaixaBank SA	139,964	863,448
Distribuidora Internacional de Alimentacion SA	48,882	449,921
Enagas SA	13,781	443,595
Ferrovial SA	32,559	725,445
Gas Natural SDG SA	27,922	882,146
Grifols SA	11,964	653,712
Iberdrola SA	402,278	3,077,239
Inditex SA	17,124	2,635,467
International Consolidated Airlines Group SA (a)	83,203	527,967
Mapfre SA	72,151	287,485
Red Electrica Corp. SA	7,322	669,320
Repsol SA	67,316	1,774,900
Telefonica SA	323,107	5,547,051
Zardoya Otis SA	14,019	249,615

		39,564,595
Sweden — 2.9%
Alfa Laval AB	25,343	652,583
Assa Abloy AB, Class B	26,254	1,335,433
Atlas Copco AB, Class A	52,879	1,526,677
Atlas Copco AB, Class B	30,955	826,047
Boliden AB	20,325	294,869
Electrolux AB, Class B	18,628	470,109
Elekta AB, B Shares	30,251	384,215
Getinge AB, Class B	15,355	402,077
Hennes & Mauritz AB, Class B	75,044	3,276,408
Hexagon AB, Class B	20,097	647,503
Husqvarna AB, Class B	29,922	232,542
Industrivarden AB, Class C	10,166	200,680
Investment AB Kinnevik, Class B	18,172	774,280
Investor AB, Class B	35,948	1,347,014
Lundin Petroleum AB (a)	17,569	355,119
Millicom International Cellular SA	4,973	455,219
Nordea Bank AB	239,632	3,378,317
Sandvik AB	84,190	1,149,797
Securitas AB, Class B	25,946	307,648
Skandinaviska Enskilda Banken AB, Class A	119,262	1,591,879
Skanska AB, Class B	30,660	699,914
SKF AB, Class B	31,977	815,338

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Cellulosa AB, B Shares	46,247	$1,204,451
Svenska Handelsbanken AB, Class A	39,043	1,909,185
Swedbank AB, Class A	70,879	1,877,380
Swedish Match AB	15,851	550,386
Tele2 AB, Class B	25,133	295,778
Telefonaktiebolaget LM Ericsson, Class B	240,679	2,907,582
TeliaSonera AB	187,577	1,369,683
Volvo AB, Class B	121,873	1,677,779

		32,915,892
Switzerland — 9.2%
ABB Ltd., Registered Shares	173,477	3,991,764
Actelion Ltd., Registered Shares (a)	8,135	1,029,644
Adecco SA, Registered Shares (a)	13,445	1,106,442
Aryzta AG (a)	7,044	667,096
Baloise Holding AG, Registered Shares	3,672	432,367
Barry Callebaut AG, Registered Shares (a)	174	236,334
Cie Financiere Richemont SA, Registered Shares	41,179	4,315,115
Coca-Cola HBC AG (a)	1,391	31,932
Coca-Cola HBC AG — ADR	13,591	309,195
Credit Suisse Group AG, Registered Shares	119,624	3,402,042
EMS-Chemie Holding AG, Registered Shares	601	239,826
Geberit AG, Registered Shares	2,960	1,038,349
Givaudan SA, Registered Shares (a)	729	1,214,460
Glencore PLC (a)	837,999	4,669,929
Holcim Ltd., Registered Shares (a)	18,280	1,605,667
Julius Baer Group Ltd.	17,970	740,351
Kuehne & Nagel International AG, Registered Shares	4,407	585,998
Lindt & Spruengli AG	73	371,586
Lindt & Spruengli AG, Registered Shares	8	494,181
Lonza Group AG, Registered Shares (a)	4,268	464,138
Nestle SA, Registered Shares	254,357	19,709,337
Novartis AG, Registered Shares	181,436	16,430,545
Pargesa Holding SA, Bearer Shares	2,489	223,406
Partners Group Holding AG	1,370	374,277
Roche Holding AG	55,415	16,511,276
Schindler Holding AG, Participation Certificates	3,711	563,684
Schindler Holding AG, Registered Shares	1,781	268,358
SGS SA, Registered Shares	431	1,031,350
Sika AG — Bearer Shares	164	670,039
Sonova Holding AG, Registered Shares	4,244	647,051
STMicroelectronics NV	49,663	444,933
Sulzer AG, Registered Shares	1,996	279,702
The Swatch Group AG, Bearer Shares	2,431	1,465,813
The Swatch Group AG, Registered Shares	3,921	434,999
Swiss Life Holding AG, Registered Shares (a)	2,592	614,412
Swiss Prime Site AG, Registered Shares	4,544	376,388
Swiss Re AG (a)	27,587	2,452,957
Swisscom AG, Registered Shares	1,854	1,076,945
Syngenta AG, Registered Shares	7,388	2,729,491
Transocean Ltd.	28,282	1,270,659
UBS AG, Registered Shares (a)	287,951	5,279,437
Zurich Insurance Group AG (a)	11,750	3,538,936

		103,340,411
United Kingdom — 18.0%
3i Group PLC	75,144	516,427
Aberdeen Asset Management PLC	73,333	569,123
Admiral Group PLC	14,967	396,576
Aggreko PLC	20,755	585,979
AMEC PLC	24,232	503,174
Anglo American PLC	109,405	2,681,337
Antofagasta PLC	30,354	396,543
ARM Holdings PLC	111,689	1,679,453
ASOS PLC (a)	4,098	207,539
Associated British Foods PLC	28,072	1,464,025
AstraZeneca PLC	99,467	7,400,109
Common Stocks	Shares	Value
United Kingdom (continued)
Aviva PLC	232,535	$2,028,816
Babcock International Group PLC	39,621	787,543
BAE Systems PLC	253,221	1,875,539
Barclays PLC	1,289,850	4,698,635
BG Group PLC	268,951	5,675,231
BHP Billiton PLC	166,610	5,416,324
BP PLC	1,456,658	12,827,209
British American Tobacco PLC	148,812	8,854,648
British Land Co. PLC	75,627	908,705
British Sky Broadcasting Group PLC	81,145	1,255,399
BT Group PLC	624,064	4,100,761
Bunzl PLC	25,854	717,745
Burberry Group PLC	35,501	901,052
Capita PLC	52,351	1,025,623
Capital Shopping Centres Group PLC	71,868	383,350
Carnival PLC	14,856	560,384
Centrica PLC	402,937	2,153,144
Cobham PLC	91,467	488,673
Compass Group PLC	139,958	2,433,370
Croda International PLC	10,271	386,817
Diageo PLC	198,099	6,309,269
Direct Line Insurance Group PLC	118,529	546,994
easyJet PLC	13,133	306,691
Fresnillo PLC	17,890	268,843
Friends Life Group Ltd.	109,434	590,092
G4S PLC	121,071	528,574
GKN PLC	130,846	812,289
GlaxoSmithKline PLC	383,253	10,204,180
Hammerson PLC	54,580	541,585
Hargreaves Lansdown PLC	18,750	396,964
HSBC Holdings PLC	1,485,392	15,069,409
ICAP PLC	45,521	295,747
IMI PLC	22,068	561,131
Imperial Tobacco Group PLC	75,951	3,416,886
Inmarsat PLC	34,560	441,731
InterContinental Hotels Group PLC	20,627	853,366
Intertek Group PLC	12,965	609,582
Investec PLC	44,955	414,179
ITV PLC	304,483	927,897
J. Sainsbury PLC	99,946	539,504
Johnson Matthey PLC	16,265	862,459
Kingfisher PLC	190,060	1,166,759
Land Securities Group PLC	61,827	1,095,542
Legal & General Group PLC	462,659	1,782,391
Lloyds Banking Group PLC (a)	4,503,969	5,724,869
London Stock Exchange Group PLC	13,586	466,443
Marks & Spencer Group PLC	129,160	939,549
Meggitt PLC	63,165	546,886
Melrose Industries PLC	80,560	358,484
National Grid PLC	294,280	4,236,691
Next PLC	12,234	1,354,342
Old Mutual PLC	387,242	1,308,671
Pearson PLC	64,836	1,280,482
Persimmon PLC (a)	23,691	515,982
Petrofac Ltd.	21,409	440,379
Prudential PLC	201,998	4,628,067
Randgold Resources Ltd.	7,190	605,454
Reckitt Benckiser Group PLC	51,128	4,458,114
Reed Elsevier PLC	91,451	1,469,608
Rexam PLC	54,000	494,255
Rio Tinto PLC	100,345	5,418,052
Rolls-Royce Holdings PLC (a)	148,358	2,710,609
Royal Bank of Scotland Group PLC (a)	195,908	1,101,045
Royal Mail PLC (a)	49,125	419,229
RSA Insurance Group PLC	81,316	660,752
SABMiller PLC	76,021	4,405,795
The Sage Group PLC	83,955	551,415

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	29

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Schroders PLC	9,825	$421,021
Segro PLC	58,006	342,429
Severn Trent PLC	19,498	644,560
Smith & Nephew PLC	70,092	1,240,487
Smiths Group PLC	31,406	695,950
Sports Direct International PLC (a)	21,241	256,675
SSE PLC	76,926	2,060,774
Standard Chartered PLC	191,493	3,914,132
Standard Life PLC	188,025	1,202,887
Tate & Lyle PLC	35,338	413,453
Tesco PLC	640,569	3,113,283
Travis Perkins PLC	20,035	561,087
Tui Travel PLC	41,965	285,675
Tullow Oil PLC	71,606	1,044,641
Unilever PLC	101,249	4,589,563
United Utilities Group PLC	54,497	822,367
Vodafone Group PLC	2,085,496	6,970,308
The Weir Group PLC	17,092	765,849
Whitbread PLC	14,426	1,088,305
William Hill PLC	67,289	377,797
WM Morrison Supermarkets PLC	168,238	527,638
Wolseley PLC	21,056	1,153,470
WPP PLC	106,278	2,315,997

		201,324,838
Total Common Stocks — 96.7%		1,081,561,453

Preferred Stocks
Germany — 0.0%
Fuchs Petrolub SE, Preference Shares	5,942	268,111
Total Preferred Stocks — 0.0%		268,111
Rights — 0.0%	Shares	Value
Hong Kong — 0.0%
HKT Trust and HKT Ltd. (a)	34,560	$10,212
Spain — 0.0%
Repsol SA (a)	67,316	45,811
Total Rights — 0.0%		56,023
Total Long-Term Investments (Cost — $755,875,418) — 96.7%		1,081,885,587

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.05% (c)(d)	1,756,169	1,756,169

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (c)(d)(e)	$913	912,766
Total Short-Term Securities (Cost — $2,668,935) — 0.3%		2,668,935
Total Investments (Cost — $758,544,353*) — 97.0%		1,084,554,522
Other Assets Less Liabilities — 3.0%		33,556,336

Net Assets — 100.0%		$1,118,110,858

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$803,668,301

Gross unrealized appreciation	$344,982,994
Gross unrealized depreciation	(64,096,773)

Net unrealized appreciation	$280,886,221

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	587,542	1,168,627	1,756,169	$411
BlackRock Liquidity Series, LLC, Money Market Series	$528,856	$383,910	$912,766	$26,054

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
196	Euro Stoxx 50 Index	Eurex Mercantile	September 2014	$8,674,134	$(83,712)
80	FTSE 100 Index	Euronext Liffe	September 2014	$9,188,163	(12,485)
75	Nikkei 225 Index	Singapore Exchange	September 2014	$5,604,363	(1,274)
29	SPI 200 Index	Australian Securities Exchange	September 2014	$3,660,201	(9,167)
Total					$(106,638)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$2,424,844	$80,882,345	$11	$83,307,200
Austria	252,358	2,664,221	—	2,916,579
Belgium	—	13,097,827	—	13,097,827
Denmark	—	15,986,546	—	15,986,546
Finland	1,493,648	7,780,736	—	9,274,384
France	2,235,986	107,149,201	—	109,385,187
Germany	—	99,477,506	—	99,477,506
Hong Kong	1,722,500	28,985,000	—	30,707,500
Ireland	973,189	7,611,681	—	8,584,870
Israel	—	5,597,518	—	5,597,518
Italy	651,396	26,831,535	—	27,482,931
Japan	—	219,022,743	—	219,022,743
Luxembourg	335,183	351,190	—	686,373
Netherlands	—	50,805,429	—	50,805,429
New Zealand	354,822	1,100,708	—	1,455,530
Norway	967,333	8,402,756	—	9,370,089
Portugal	—	1,943,744	—	1,943,744
Singapore	—	15,313,761	—	15,313,761
Spain	—	39,564,595	—	39,564,595
Sweden	550,386	32,365,506	—	32,915,892
Switzerland	1,174,962	102,165,449	—	103,340,411
United Kingdom	3,196,633	198,128,205	—	201,324,838
Preferred Stocks	—	268,111	—	268,111
Rights	45,811	10,212	—	56,023
Short-Term Securities	1,756,169	912,766	—	2,668,935

Total	$18,135,220	$1,066,419,291	$11	$1,084,554,522

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	31

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(106,638)	—	—	$(106,638)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,799	—	—	$10,799
Cash pledged for financial futures contracts	1,376,000	—	—	1,376,000
Foreign currency at value	22,024,440			22,024,440
Liabilities:
Collateral on securities loaned at value	—	$(912,766)	—	(912,766)

Total	$23,411,239	$(912,766)	—	$22,498,473

There were no transfers between levels during the six months ended June 30, 2014.

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.4%
Constant Contact, Inc. (a)	13,311	$427,416
Conversant, Inc. (a)	28,412	721,665
Harte-Hanks, Inc.	20,889	150,192
Marchex, Inc., Class B	14,098	169,458
Marin Software, Inc. (a)	11,270	132,648
Marketo, Inc. (a)	10,866	315,983
MDC Partners, Inc., Class A	18,072	388,367
National CineMedia, Inc.	26,083	456,713
QuinStreet, Inc. (a)	14,582	80,347
ReachLocal, Inc. (a)	5,647	39,699
Sizmek, Inc. (a)	9,542	90,935
Viad Corp.	8,869	211,437

		3,184,860
Aerospace — 1.5%
AAR Corp.	16,811	463,311
Aerovironment, Inc. (a)	8,084	257,071
Astronics Corp. (a)	6,638	374,715
Cubic Corp.	8,740	389,017
Curtiss-Wright Corp.	20,416	1,338,473
Ducommun, Inc. (a)	4,611	120,485
Erickson Air-Crane, Inc. (a)(b)	2,434	39,553
Esterline Technologies Corp. (a)	13,479	1,551,703
GenCorp, Inc. (a)	25,389	484,930
HEICO Corp.	28,181	1,463,721
Kaman Corp.	11,590	495,241
Kratos Defense & Security Solutions, Inc. (a)	18,898	147,404
LMI Aerospace, Inc. (a)	4,557	59,606
Moog, Inc., Class A (a)	18,842	1,373,393
Orbital Sciences Corp. (a)	25,707	759,642
SIFCO Industries, Inc.	989	30,857
Teledyne Technologies, Inc. (a)	15,924	1,547,335

		10,896,457
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,242	46,563
The Andersons, Inc.	11,943	616,020
Cal-Maine Foods, Inc.	6,561	487,614
Calavo Growers, Inc.	5,675	191,985
Fresh Del Monte Produce, Inc.	15,216	466,370
Limoneira Co.	4,764	104,665
Sanderson Farms, Inc.	9,767	949,353
Seaboard Corp. (a)	120	362,432

		3,225,002
Air Transport — 0.7%
Air Transport Services Group, Inc. (a)	22,221	185,990
Allegiant Travel Co.	5,844	688,248
Atlas Air Worldwide Holdings, Inc. (a)	10,731	395,437
Bristow Group, Inc.	15,047	1,213,089
Era Group, Inc. (a)	8,623	247,308
Hawaiian Holdings, Inc. (a)	19,132	262,300
JetBlue Airways Corp. (a)	105,440	1,144,024
PHI, Inc. (a)	5,314	236,845
Republic Airways Holdings, Inc. (a)	21,217	229,992
SkyWest, Inc.	21,736	265,614

		4,868,847
Alternative Energy — 0.2%
Ameresco, Inc., Class A (a)	8,485	59,649
Amyris, Inc. (a)(b)	11,591	43,234
EnerNOC, Inc. (a)	11,463	217,224
Green Plains Renewable Energy, Inc.	15,840	520,661
REX American Resources Corp. (a)	2,655	194,638
Solazyme, Inc. (a)(b)	32,311	380,624

		1,416,030
Common Stocks	Shares	Value
Aluminum — 0.1%
Century Aluminum Co. (a)	21,772	$341,385
Kaiser Aluminum Corp.	7,604	554,103
Noranda Aluminum Holding Corp.	18,735	66,135

		961,623
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	8,027	219,378
Calamos Asset Management, Inc., Class A	7,239	96,930
CIFC Corp.	2,412	21,732
Cohen & Steers, Inc.	8,216	356,410
Cowen Group, Inc., Class A (a)	48,838	206,096
Diamond Hill Investment Group, Inc.	1,192	152,242
Financial Engines, Inc.	21,820	988,010
GAMCO Investors, Inc., Class A	2,715	225,481
KCG Holdings, Inc., Class A (a)	22,433	266,504
Manning & Napier, Inc.	5,755	99,331
Oppenheimer Holdings, Inc., Class A	4,296	103,061
Pzena Investment Management, Inc., Class A	4,759	53,110
RCS Capital Corp., Class A	1,803	38,278
Resource America, Inc., Class A	5,735	53,622
Silvercrest Asset Management Group, Inc., Class A	2,420	41,648
Virtus Investment Partners, Inc. (a)	2,998	634,827
Westwood Holdings Group, Inc.	3,088	185,404
WisdomTree Investments, Inc. (a)	45,775	565,779

		4,307,843
Auto Parts — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	28,709	542,313
Dana Holding Corp.	66,441	1,622,489
Dorman Products, Inc. (a)	11,438	564,122
Federal-Mogul Corp. (a)	12,188	246,563
Fox Factory Holding Corp. (a)	4,761	83,746
Fuel Systems Solutions, Inc. (a)	6,093	67,876
Gentherm, Inc. (a)	14,932	663,728
Meritor, Inc. (a)	41,497	541,121
Remy International, Inc.	6,036	140,941
Standard Motor Products, Inc.	8,393	374,915
Stoneridge, Inc. (a)	12,178	130,548
Superior Industries International, Inc.	9,957	205,313
Tenneco, Inc. (a)	25,791	1,694,469
Tower International, Inc. (a)	8,707	320,766

		7,198,910
Auto Services — 0.1%
Cooper Tire & Rubber Co.	26,963	808,890
Back Office Support, HR & Consulting — 1.8%
The Advisory Board Co. (a)	15,599	808,028
Angie’s List, Inc. (a)	18,559	221,594
Arrowhead Research Corp. (a)	21,967	314,348
Barrett Business Services, Inc.	3,033	142,551
CBIZ, Inc. (a)	17,612	159,036
CDI Corp.	5,959	85,869
Convergys Corp.	43,319	928,759
The Corporate Executive Board Co.	14,415	983,391
Corporate Resource Services, Inc. (a)	6,542	19,495
CRA International, Inc. (a)	4,401	101,443
Dice Holdings, Inc. (a)	16,926	128,807
ExlService Holdings, Inc. (a)	14,028	413,125
Forrester Research, Inc.	4,796	181,673
FTI Consulting, Inc. (a)	17,416	658,673
GP Strategies Corp. (a)	6,359	164,571
The Hackett Group, Inc.	11,412	68,130
Heidrick & Struggles International, Inc.	7,683	142,136
Huron Consulting Group, Inc. (a)	10,033	710,537
ICF International, Inc. (a)	8,576	303,247
Insperity, Inc.	9,608	317,064
Kelly Services, Inc., Class A	11,572	198,691

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	33

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Kforce, Inc.	11,576	$250,620
Korn/Ferry International (a)	21,087	619,325
Liquidity Services, Inc. (a)	11,313	178,293
MAXIMUS, Inc.	28,823	1,239,966
Monster Worldwide, Inc. (a)	38,748	253,412
Navigant Consulting, Inc. (a)	21,121	368,561
On Assignment, Inc. (a)	23,024	818,964
Paylocity Holding Corp. (a)	3,595	77,760
PRGX Global, Inc. (a)	12,925	82,591
Resources Connection, Inc.	16,921	221,834
RPX Corp. (a)	22,782	404,381
ServiceSource International, Inc. (a)	29,605	171,709
Sykes Enterprises, Inc. (a)	16,934	367,976
TeleTech Holdings, Inc. (a)	7,658	222,005
TriNet Group, Inc. (a)	6,759	162,689
TrueBlue, Inc. (a)	17,556	484,019
WageWorks, Inc. (a)	14,877	717,220

		13,692,493
Banks: Diversified — 7.3%
1st Source Corp.	6,362	194,804
1st United Bancorp, Inc.	12,627	108,845
Ambac Financial Group, Inc. (a)	19,197	524,270
American National Bankshares, Inc.	3,346	72,709
Ameris Bancorp (a)	10,676	230,175
Ames National Corp.	3,531	81,707
Arrow Financial Corp.	4,538	117,716
Bancfirst Corp.	2,994	185,329
Banco Latinoamericano de Comercio Exterior SA	12,528	371,706
The Bancorp, Inc. (a)	14,098	167,907
BancorpSouth, Inc.	40,779	1,001,940
The Bank of Kentucky Financial Corp.	2,598	90,384
Bank of Marin Bancorp	2,492	113,610
Bank of the Ozarks, Inc.	33,745	1,128,770
Banner Corp.	8,299	328,889
BBCN Bancorp, Inc.	33,744	538,217
BBX Capital Corp. (a)	3,643	65,574
BNC Bancorp	8,299	141,664
Boston Private Financial Holdings, Inc.	33,899	455,603
Bridge Bancorp, Inc.	4,913	117,863
Bridge Capital Holdings (a)	4,123	99,818
Bryn Mawr Bank Corp.	5,804	169,012
Camden National Corp.	3,157	122,365
Capital City Bank Group, Inc.	4,534	65,879
Capitol Federal Financial, Inc.	60,622	737,164
Cardinal Financial Corp.	13,615	251,333
Cascade Bancorp (a)	13,134	68,428
Cathay General Bancorp	33,774	863,263
Centerstate Banks, Inc.	15,168	169,882
Central Pacific Financial Corp.	7,281	144,528
Century Bancorp, Inc., Class A	1,441	50,925
Charter Financial Corp.	9,379	104,107
Chemical Financial Corp.	12,671	355,802
Citizens & Northern Corp.	5,290	103,102
City Holding Co.	6,667	300,815
CNB Financial Corp.	6,189	103,975
CoBiz Financial, Inc.	15,314	164,932
Columbia Banking System, Inc.	22,307	586,897
Community Bank System, Inc.	17,223	623,473
Community Trust Bancorp, Inc.	6,633	226,981
CommunityOne Bancorp (a)	4,620	44,814
ConnectOne Bancorp, Inc.	4,949	95,169
CU Bancorp (a)	4,208	80,247
Customers Bancorp, Inc. (a)	10,847	217,040
CVB Financial Corp.	44,960	720,709
Eagle Bancorp, Inc. (a)	9,656	325,890
Enterprise Bancorp, Inc.	3,122	64,407
Common Stocks	Shares	Value
Banks: Diversified (continued)
Enterprise Financial Services Corp.	8,388	$151,487
EverBank Financial Corp.	38,562	777,410
Fidelity Southern Corp.	7,130	92,619
Financial Institutions, Inc.	5,872	137,522
First Bancorp, Inc.	4,038	70,503
First Bancorp, North Carolina	8,401	154,158
First Bancorp, Puerto Rico (a)	44,684	243,081
First Busey Corp.	30,809	179,000
First Business Financial Services, Inc.	1,599	75,201
First Citizens BancShares, Inc., Class A	3,199	783,755
First Commonwealth Financial Corp.	40,025	369,030
First Community Bancshares, Inc.	6,988	100,138
First Connecticut Bancorp, Inc.	6,783	108,867
First Financial Bancorp	24,444	420,681
First Financial Bankshares, Inc.	27,190	852,950
First Financial Corp.	4,851	156,154
First Interstate Bancsystem, Inc.	7,638	207,601
First Merchants Corp.	15,291	323,252
First Midwest Bancorp, Inc.	31,965	544,364
First NBC Bank Holding Co. (a)	6,352	212,856
The First of Long Island Corp.	3,395	132,677
FirstMerit Corp.	70,184	1,386,134
Flagstar Bancorp, Inc. (a)	8,573	155,171
FNB Corp.	70,647	905,695
German American Bancorp, Inc.	5,665	153,408
Glacier Bancorp, Inc.	31,583	896,326
Guaranty Bancorp	6,198	86,152
Hampton Roads Bankshares, Inc. (a)	14,153	24,485
Hancock Holding Co.	34,874	1,231,750
Hanmi Financial Corp.	13,453	283,589
Heartland Financial USA, Inc.	6,630	163,960
Heritage Commerce Corp.	8,939	73,032
Heritage Oaks Bancorp (a)	9,568	73,004
Home BancShares, Inc.	22,937	752,792
Horizon Bancorp	3,926	85,744
Hudson Valley Holding Corp.	6,337	114,383
Iberiabank Corp.	13,298	920,089
Independent Bank Corp./MA	10,130	388,789
Independent Bank Corp./MI	8,253	106,216
Independent Bank Group, Inc.	3,851	214,385
International Bancshares Corp.	23,097	623,619
Janus Capital Group, Inc.	63,462	792,006
Lakeland Bancorp, Inc.	16,234	175,325
Lakeland Financial Corp.	6,997	267,006
Macatawa Bank Corp.	11,349	57,539
MainSource Financial Group, Inc.	8,697	150,023
MB Financial, Inc.	23,403	633,051
Mercantile Bank Corp.	7,057	161,464
Merchants Bancshares, Inc.	2,177	69,620
Meridian Interstate Bancorp, Inc. (a)	3,497	89,803
Metro Bancorp, Inc. (a)	6,060	140,107
MidSouth Bancorp, Inc.	3,630	72,201
NASB Financial, Inc.	1,585	37,485
National Bank Holdings Corp., Class A	17,397	346,896
National Bankshares, Inc.	2,975	91,898
National Penn Bancshares, Inc.	49,828	527,180
NBT Bancorp, Inc.	18,507	444,538
NewBridge Bancorp (a)	14,135	113,928
Northrim BanCorp, Inc.	2,851	72,900
OFG Bancorp	19,215	353,748
Old Line Bancshares, Inc.	3,195	50,353
Old National Bancorp	44,962	642,057
Opus Bank (a)	1,996	58,004
Pacific Continental Corp.	7,681	105,460
Pacific Premier Bancorp, Inc. (a)	7,279	102,561
Palmetto Bancshares, Inc. (a)	1,830	26,334
Park National Corp.	5,401	416,957

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Park Sterling Corp.	19,121	$126,007
Peapack Gladstone Financial Corp.	5,131	108,829
Penns Woods Bancorp, Inc.	2,018	95,048
Peoples Bancorp, Inc.	4,616	122,093
Peoples Financial Services Corp.	3,085	158,538
Pinnacle Financial Partners, Inc.	15,080	595,358
Preferred Bank (a)	4,920	116,309
PrivateBancorp, Inc.	30,389	883,104
Prosperity Bancshares, Inc.	29,565	1,850,769
Provident Financial Services, Inc.	25,528	442,145
Renasant Corp.	13,332	387,561
Republic Bancorp, Inc., Class A	4,218	100,051
Republic First Bancorp, Inc. (a)	12,795	64,487
S&T Bancorp, Inc.	12,614	313,458
Sandy Spring Bancorp, Inc.	10,641	265,067
Seacoast Banking Corp. of Florida (a)	8,112	88,177
ServisFirst Bancshares, Inc. (a)	244	21,089
Sierra Bancorp	5,212	82,350
Simmons First National Corp., Class A	6,897	271,673
South State Corp.	10,211	622,871
Southside Bancshares, Inc. (b)	7,987	231,304
Southwest Bancorp, Inc.	8,433	143,867
Square 1 Financial, Inc. (a)	2,366	44,978
State Bank Financial Corp.	13,649	230,805
Stock Yards Bancorp, Inc.	6,241	186,606
Stonegate Bank	4,000	100,800
Suffolk Bancorp (a)	4,937	110,144
Sun Bancorp, Inc. (a)	18,214	73,038
Susquehanna Bancshares, Inc.	79,742	842,076
Talmer Bancorp, Inc., Class A (a)	7,692	106,073
Taylor Capital Group, Inc. (a)	7,443	159,131
Texas Capital Bancshares, Inc. (a)	18,270	985,666
Tompkins Financial Corp.	6,273	302,233
TowneBank	12,434	195,338
Trico Bancshares	6,877	159,134
Tristate Capital Holdings, Inc. (a)	9,023	127,495
TrustCo Bank Corp. NY	40,346	269,511
Trustmark Corp.	28,653	707,443
UMB Financial Corp.	16,013	1,015,064
Umpqua Holdings Corp.	70,664	1,266,299
Union Bankshares Corp.	19,621	503,279
United Bankshares, Inc.	29,264	946,105
United Community Banks, Inc.	21,215	347,290
United Community Financial Corp. (a)	21,451	88,593
Univest Corp. of Pennsylvania	6,873	142,271
Valley National Bancorp	85,094	843,282
VantageSouth Bancshares, Inc. (a)(b)	8,534	50,777
Washington Trust Bancorp, Inc.	6,217	228,599
Webster Financial Corp.	38,266	1,206,910
WesBanco, Inc.	11,128	345,413
West BanCorp., Inc.	6,627	100,929
Westamerica BanCorp	11,168	583,863
Western Alliance Bancorp (a)	31,999	761,576
Wilshire Bancorp, Inc.	29,883	306,898
Wintrust Financial Corp.	19,736	907,856
Yadkin Financial Corp. (a)	5,824	109,724

		55,074,466
Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	13,427	224,500
Astoria Financial Corp.	36,745	494,220
Banc of California, Inc.	12,688	138,299
Bank Mutual Corp.	19,996	115,977
BankFinancial Corp.	7,945	88,666
Beneficial Mutual Bancorp, Inc. (a)	12,379	167,859
Berkshire Hills Bancorp, Inc.	10,665	247,641
BofI Holding, Inc. (a)	6,019	442,216
Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Brookline Bancorp, Inc.	29,968	$280,800
Clifton Bancorp, Inc.	10,872	137,748
Dime Community Bancshares, Inc.	13,908	219,607
ESB Financial Corp.	5,515	71,364
First Defiance Financial Corp.	4,072	116,866
First Financial Northwest, Inc.	6,168	67,046
Flushing Financial Corp.	12,795	262,937
Fox Chase Bancorp, Inc.	5,072	85,514
Franklin Financial Corp. (a)	4,014	87,104
Great Southern Bancorp, Inc.	4,395	140,860
Heritage Financial Corp.	12,754	205,212
Home Loan Servicing Solutions Ltd.	29,964	681,082
HomeStreet, Inc.	6,261	115,015
Investors Bancorp, Inc.	151,825	1,677,666
Kearny Financial Corp. (a)	5,918	89,599
Ladder Capital Corp., Class A (a)	6,547	118,304
Northfield Bancorp, Inc.	22,489	294,831
Northwest Bancshares, Inc.	39,932	541,877
OceanFirst Financial Corp.	5,667	93,846
OmniAmerican Bancorp, Inc.	4,866	121,650
Oritani Financial Corp.	19,321	297,350
Sterling Bancorp	35,554	426,648
Territorial Bancorp, Inc.	3,664	76,504
United Financial Bancorp, Inc.	22,365	303,046
ViewPoint Financial Group, Inc.	16,908	454,994
Washington Federal, Inc.	42,955	963,481
Waterstone Financial, Inc.	14,632	166,951
WSFS Financial Corp.	3,750	276,263

		10,293,543
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	3,524	787,684
Craft Brew Alliance, Inc. (a)	4,610	50,987

		838,671
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co. Consolidated	1,958	144,246
Farmer Bros Co. (a)	3,115	67,315
National Beverage Corp. (a)	4,822	91,232

		302,793
Biotechnology — 4.9%
Acceleron Pharma, Inc. (a)	6,962	236,499
Acorda Therapeutics, Inc. (a)	17,661	595,352
Actinium Pharmaceuticals, Inc. (a)	8,313	60,020
Aegerion Pharmaceuticals, Inc. (a)	12,540	402,409
Agenus, Inc. (a)	25,804	83,089
Akebia Therapeutics, Inc. (a)	3,364	93,486
Albany Molecular Research, Inc. (a)	9,985	200,898
Alder Biopharmaceuticals, Inc. (a)	3,433	68,900
Alimera Sciences, Inc. (a)	10,857	64,925
AMAG Pharmaceuticals, Inc. (a)	9,281	192,302
ANI Pharmaceuticals, Inc. (a)	2,876	99,049
Applied Genetic Technologies Corp. (a)	2,067	47,748
Arena Pharmaceuticals, Inc. (a)	93,053	545,291
Ariad Pharmaceuticals, Inc. (a)	70,070	446,346
Array BioPharma, Inc. (a)	53,532	244,106
Bio Path Holdings, Inc. (a)	31,100	94,855
BioCryst Pharmaceuticals, Inc. (a)	29,670	378,292
BioDelivery Sciences International, Inc. (a)	17,718	213,856
BioTelemetry, Inc. (a)	11,169	80,082
Biotime, Inc. (a)(b)	22,183	67,658
Bluebird Bio, Inc. (a)	8,089	311,993
Celldex Therapeutics, Inc. (a)	37,915	618,773
Cellular Dynamics International, Inc. (a)(b)	4,032	58,746
Cepheid, Inc. (a)	29,524	1,415,381
ChemoCentryx, Inc. (a)(b)	11,665	68,240

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Clovis Oncology, Inc. (a)	10,451	$432,776
CTI BioPharma Corp. (a)	56,809	159,633
Cytokinetics, Inc. (a)	14,800	70,744
Cytori Therapeutics, Inc. (a)(b)	29,158	69,688
CytRx Corp. (a)	24,104	100,755
Dendreon Corp. (a)(b)	68,391	157,299
Durata Therapeutics, Inc. (a)(b)	6,544	111,444
Dyax Corp. (a)	57,505	552,048
Dynavax Technologies Corp. (a)	112,090	179,344
Eleven Biotherapeutics, Inc. (a)	1,919	25,292
Emergent Biosolutions, Inc. (a)	12,399	278,482
Enzo Biochem, Inc. (a)	14,557	76,424
Epizyme, Inc. (a)	5,416	168,546
Exact Sciences Corp. (a)(b)	35,090	597,583
Exelixis, Inc. (a)(b)	82,717	280,411
Five Prime Therapeutics, Inc. (a)	7,371	114,619
Foundation Medicine, Inc. (a)	5,913	159,414
Furiex Pharmaceuticals, Inc. (a)	3,003	318,859
Galena Biopharma, Inc. (a)(b)	50,126	153,386
GenMark Diagnostics, Inc. (a)	17,604	238,182
Genocea Biosciences, Inc. (a)	1,630	30,563
Genomic Health, Inc. (a)	7,091	194,293
Geron Corp. (a)	66,698	214,101
Halozyme Therapeutics, Inc. (a)	43,887	433,604
Heron Therapeutics, Inc. (a)	8,149	100,396
Horizon Pharma, Inc. (a)	27,490	434,892
Hyperion Therapeutics, Inc. (a)	5,750	150,075
Idenix Pharmaceuticals, Inc. (a)	49,760	1,199,216
Idera Pharmaceuticals, Inc. (a)	25,943	75,235
IGI Laboratories, Inc. (a)	12,168	64,612
Immunogen, Inc. (a)	36,496	432,478
Immunomedics, Inc. (a)	35,374	129,115
Inovio Pharmaceuticals, Inc. (a)	25,519	275,860
Insmed, Inc. (a)	16,657	332,807
Insys Therapeutics, Inc. (a)(b)	4,233	132,197
InterMune, Inc. (a)	41,872	1,848,649
Intrexon Corp. (a)(b)	15,122	380,016
Karyopharm Therapeutics, Inc. (a)(b)	5,235	243,689
Keryx Biopharmaceuticals, Inc. (a)(b)	38,745	595,898
Kindred Biosciences, Inc. (a)	4,468	83,284
Lexicon Pharmaceuticals, Inc. (a)	97,672	157,252
Liberator Medical Holdings, Inc.	13,178	49,417
Ligand Pharmaceuticals, Inc., Class B (a)	8,755	545,349
MacroGenics, Inc. (a)	8,472	184,097
MannKind Corp. (a)(b)	96,655	1,062,238
Merrimack Pharmaceuticals, Inc. (a)(b)	41,636	303,526
Mirati Therapeutics, Inc. (a)	2,975	59,500
Momenta Pharmaceuticals, Inc. (a)	20,422	246,698
Nektar Therapeutics (a)	53,802	689,742
Neuralstem, Inc. (a)	28,817	121,608
Neurocrine Biosciences, Inc. (a)	32,122	476,690
NewLink Genetics Corp. (a)	8,377	222,409
Northwest Biotherapeutics, Inc. (a)	14,989	100,576
Novavax, Inc. (a)	88,603	409,346
NPS Pharmaceuticals, Inc. (a)	45,025	1,488,076
Omeros Corp. (a)(b)	14,326	249,272
OncoMed Pharmaceuticals, Inc. (a)(b)	5,421	126,309
Oncothyreon, Inc. (a)	29,753	96,400
Ophthotech Corp. (a)	5,863	248,064
Opko Health, Inc. (a)(b)	83,437	737,583
Orexigen Therapeutics, Inc. (a)	49,436	305,514
Organovo Holdings, Inc. (a)	26,557	221,751
Osiris Therapeutics, Inc. (a)	7,973	124,538
Pacific Biosciences of California, Inc. (a)	24,403	150,811
PDL BioPharma, Inc.	68,236	660,524
Peregrine Pharmaceuticals, Inc. (a)(b)	74,995	140,991
Peregrine Semiconductor Corp. (a)	11,797	80,927
Common Stocks	Shares	Value
Biotechnology (concluded)
Progenics Pharmaceuticals, Inc. (a)	29,396	$126,697
Prothena Corp. PLC (a)	9,235	208,249
PTC Therapeutics, Inc. (a)	9,395	245,585
Puma Biotechnology, Inc. (a)	9,827	648,582
RadNet, Inc. (a)	13,985	92,721
Raptor Pharmaceutical Corp. (a)(b)	26,424	305,197
Regado Biosciences, Inc. (a)	6,473	43,952
Regulus Therapeutics, Inc. (a)	5,836	46,921
Repligen Corp. (a)	13,549	308,782
Repros Therapeutics, Inc. (a)	9,777	169,142
Retrophin, Inc. (a)	8,964	105,237
Rigel Pharmaceuticals, Inc. (a)	37,244	135,196
Rockwell Medical, Inc. (a)(b)	17,266	207,019
RTI Surgical, Inc. (a)	23,911	104,013
Sangamo Biosciences, Inc. (a)	28,805	439,852
Sarepta Therapeutics, Inc. (a)	17,243	513,669
Sequenom, Inc. (a)(b)	49,491	191,530
Stemline Therapeutics, Inc. (a)	4,800	70,416
Sucampo Pharmaceuticals, Inc., Class A (a)	7,493	51,702
Sunesis Pharmaceuticals, Inc. (a)	20,959	136,653
Symmetry Medical, Inc. (a)	15,916	141,016
Synageva BioPharma Corp. (a)	9,036	946,973
Synergy Pharmaceuticals, Inc. (a)(b)	39,786	161,929
Synta Pharmaceuticals Corp. (a)(b)	25,069	102,532
TESARO, Inc. (a)	8,170	254,169
Theravance, Inc. (a)	34,905	1,039,471
Threshold Pharmaceuticals, Inc. (a)	21,866	86,589
Vanda Pharmaceuticals, Inc. (a)	14,406	233,089
Veracyte, Inc. (a)	2,754	47,148
Verastem, Inc. (a)	8,990	81,449
Versartis, Inc. (a)	2,948	82,662
Vital Therapies, Inc. (a)	2,226	60,636
West Pharmaceutical Services, Inc.	29,924	1,262,194
Wright Medical Group, Inc. (a)	21,060	661,284
Xencor Inc. (a)	6,336	73,624
XOMA Corp. (a)	35,658	163,670
ZIOPHARM Oncology, Inc. (a)(b)	34,359	138,467

		37,231,430
Building Materials — 0.9%
Builders FirstSource, Inc. (a)	19,498	145,845
Continental Building Products, Inc. (a)	5,110	78,694
Gibraltar Industries, Inc. (a)	13,095	203,103
Griffon Corp.	16,926	209,882
Headwaters, Inc. (a)	31,241	433,938
Louisiana-Pacific Corp. (a)	60,073	902,296
LSI Industries, Inc.	9,121	72,786
Masonite International Corp. (a)	12,516	704,150
NCI Building Systems, Inc. (a)	11,957	232,325
Patrick Industries, Inc. (a)	3,459	161,155
PGT, Inc. (a)	20,333	172,221
Quanex Building Products Corp.	16,066	287,099
Revolution Lighting Technologies, Inc. (a)(b)	14,116	32,467
Simpson Manufacturing Co., Inc.	17,550	638,118
Stock Building Supply Holdings, Inc. (a)	6,195	122,227
Texas Industries, Inc. (a)	9,436	871,509
Trex Co., Inc. (a)	14,329	412,962
Watsco, Inc.	10,945	1,124,708

		6,805,485
Building: Climate Control — 0.1%
AAON, Inc.	11,949	400,531
Comfort Systems USA, Inc.	16,118	254,664
Nortek, Inc. (a)	3,843	344,948

		1,000,143
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	21,039	696,812

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	32,984	$400,096
Caesars Acquisition Co., Class A (a)	19,432	240,374
Caesars Entertainment Corp. (a)	21,679	391,956
Empire Resorts, Inc. (a)	6,185	44,285
Isle of Capri Casinos, Inc. (a)	9,210	78,838
Monarch Casino & Resort, Inc. (a)	3,965	60,030
Multimedia Games Holding Co., Inc. (a)	12,558	372,219
Penn National Gaming, Inc. (a)	33,159	402,550
Pinnacle Entertainment, Inc. (a)	25,287	636,727
Scientific Games Corp., Class A (a)	21,555	239,691

		2,866,766
Cement — 0.0%
U.S. Concrete, Inc. (a)	6,038	149,440
Chemicals: Diversified — 1.3%
Aceto Corp.	12,203	221,362
American Vanguard Corp.	12,426	164,272
Axiall Corp.	29,633	1,400,752
Chemtura Corp. (a)	40,742	1,064,589
Hawkins, Inc.	4,465	165,830
Innophos Holdings, Inc.	9,277	534,077
KMG Chemicals, Inc.	3,940	70,841
Landec Corp. (a)	11,330	141,512
LSB Industries, Inc. (a)	8,219	342,486
Marrone Bio Innovations, Inc. (a)(b)	4,828	56,101
Olin Corp.	33,522	902,412
OM Group, Inc.	13,598	440,983
OMNOVA Solutions, Inc. (a)	20,168	183,327
PolyOne Corp.	39,853	1,679,405
Sensient Technologies Corp.	20,953	1,167,501
Taminco Corp. (a)	12,076	280,888
Tronox Ltd., Class A	26,040	700,476

		9,516,814
Chemicals: Specialty — 0.6%
Advanced Emissions Solutions, Inc. (a)	9,206	211,094
Balchem Corp.	12,886	690,174
Calgon Carbon Corp. (a)	22,603	504,725
FutureFuel Corp.	9,216	152,894
Innospec, Inc.	10,335	446,162
Kraton Performance Polymers, Inc. (a)	13,908	311,400
Polypore International, Inc. (a)	19,099	911,595
Quaker Chemical Corp.	5,604	430,331
Stepan Co.	8,138	430,175
Zep, Inc.	9,755	172,273

		4,260,823
Coal — 0.2%
Arch Coal, Inc. (b)	89,947	328,306
Cloud Peak Energy, Inc. (a)	25,916	477,373
Hallador Energy Co.	3,731	35,407
Walter Energy, Inc. (b)	27,776	151,379
Westmoreland Coal Co. (a)	5,627	204,148

		1,196,613
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	8,305	130,970
Commercial Finance & Mortgage Companies — 0.1%
Capital Bank Financial Corp., Class A (a)	10,114	238,792
Federal Agricultural Mortgage Corp., Class C	4,442	138,057
Meta Financial Group, Inc.	2,585	103,400
NewStar Financial, Inc. (a)	11,373	159,904
PennyMac Financial Services, Inc. (a)(c)	5,912	89,803
RE/MAX Holdings, Inc., Class A	4,592	135,877
Stonegate Mortgage Corp. (a)	6,044	84,314
Walker & Dunlop, Inc. (a)	7,853	110,806

		1,060,953
Common Stocks	Shares	Value
Commercial Services & Supplies — 0.3%
ARC Document Solutions, Inc. (a)	17,584	$103,042
Civeo Corp. (a)	39,781	995,718
Collectors Universe	2,815	55,146
Hill International, Inc. (a)	10,133	63,129
Information Services Group, Inc. (a)	13,519	65,026
LifeLock, Inc. (a)	34,140	476,594
National Research Corp. (a)	4,056	56,743
National Research Corp., Class B (a)	262	10,229
Performant Financial Corp. (a)	12,646	127,725
Quest Resource Holding Corp. (a)	4,700	24,487
Weight Watchers International, Inc.	11,944	240,911

		2,218,750
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	27,386	486,649
CAI International, Inc. (a)	7,376	162,346
Electro Rent Corp.	6,947	116,223
H&E Equipment Services, Inc. (a)	13,263	481,977
Marlin Business Services Corp.	3,563	64,811
McGrath RentCorp	10,985	403,699
Mobile Mini, Inc.	19,793	947,887
PHH Corp. (a)	24,367	559,954
TAL International Group, Inc. (a)	14,429	640,070

		3,863,616
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	16,429	80,338
Commercial Vehicle Group, Inc. (a)	11,134	111,785
Cooper-Standard Holding, Inc. (a)	5,766	381,479
Miller Industries, Inc.	4,704	96,808
Modine Manufacturing Co. (a)	20,197	317,901
Motorcar Parts of America, Inc. (a)	6,304	153,502
Rush Enterprises, Inc., Class A (a)	14,535	503,928
Spartan Motors, Inc.	14,520	65,921
Strattec Security Corp.	1,439	92,801
Wabash National Corp. (a)	29,219	416,371

		2,220,834
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	3,939	32,379
Polycom, Inc. (a)	58,561	733,769
Ruckus Wireless, Inc. (a)	27,628	329,049

		1,095,197
Communications Technology — 1.8%
ADTRAN, Inc.	23,936	539,996
Alliance Fiber Optic Products, Inc.	5,285	95,658
Anixter International, Inc.	11,486	1,149,404
Aruba Networks, Inc. (a)	45,250	792,780
Bel Fuse, Inc., Class B	4,230	108,584
Black Box Corp.	6,534	153,157
Calix, Inc. (a)	17,744	145,146
Ciena Corp. (a)	44,560	965,170
Comtech Telecommunications Corp.	6,430	240,032
Cyan, Inc. (a)	11,482	46,272
Datalink Corp. (a)	8,617	86,170
Digi International, Inc. (a)	10,792	101,661
DigitalGlobe, Inc. (a)	32,012	889,934
Emulex Corp. (a)	33,900	193,230
Enventis Corp.	5,768	91,365
Extreme Networks, Inc. (a)	40,879	181,503
Finisar Corp. (a)	40,993	809,612
General Cable Corp.	20,623	529,186
Harmonic, Inc. (a)	40,240	300,190
Infinera Corp. (a)	52,003	478,428
Intelsat SA (a)	11,694	220,315
InterDigital, Inc.	17,157	820,105
Ixia (a)	24,542	280,515

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	37

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
KVH Industries, Inc. (a)	6,756	$88,031
Loral Space & Communications, Inc. (a)	5,537	402,484
NETGEAR, Inc. (a)	15,477	538,135
Numerex Corp., Class A (a)	6,348	72,938
Oplink Communications, Inc. (a)	7,855	133,299
Parkervision, Inc. (a)(b)	41,777	61,830
Plantronics, Inc.	18,037	866,678
Procera Networks, Inc. (a)	8,853	89,327
QLogic Corp. (a)	37,083	374,167
RingCentral, Inc., Class A (a)	11,906	180,138
Seachange International, Inc. (a)	14,046	112,508
ShoreTel, Inc. (a)	26,507	172,826
Sonus Networks, Inc. (a)	103,910	373,037
TeleNav, Inc. (a)	11,386	64,786
ViaSat, Inc. (a)	17,534	1,016,271

		13,764,868
Computer Services Software & Systems — 5.9%
A10 Networks, Inc. (a)	5,452	72,512
ACI Worldwide, Inc. (a)(d)	16,514	921,977
Actuate Corp. (a)	19,614	93,559
Acxiom Corp. (a)	32,742	710,174
American Software, Inc., Class A	10,307	101,833
Aspen Technology, Inc. (a)	38,986	1,808,950
AVG Technologies NV (a)	14,819	298,306
Bankrate, Inc. (a)	28,423	498,539
Barracuda Networks, Inc. (a)(b)	3,332	103,359
Bazaarvoice, Inc. (a)	21,215	167,386
Benefitfocus, Inc. (a)	2,063	95,352
Blackbaud, Inc.	19,607	700,754
Blucora, Inc. (a)	17,898	337,735
Bottomline Technologies, Inc. (a)	16,684	499,185
Brightcove, Inc. (a)	13,620	143,555
BroadSoft, Inc. (a)	12,147	320,559
CACI International, Inc., Class A (a)	10,057	706,102
Callidus Software, Inc. (a)	19,473	232,508
CIBER, Inc. (a)	33,362	164,808
CommVault Systems, Inc. (a)	20,024	984,580
Computer Task Group, Inc.	6,625	109,047
ComScore, Inc. (a)	14,640	519,427
Cornerstone OnDemand, Inc. (a)	22,511	1,035,956
Covisint Corp. (a)	3,297	16,023
CSG Systems International, Inc.	14,653	382,590
Cvent, Inc. (a)	7,615	221,520
DealerTrack Holdings, Inc. (a)	22,705	1,029,445
Demand Media, Inc. (a)	18,641	89,850
Demandware, Inc. (a)	12,717	882,178
Digimarc Corp.	2,721	88,705
Digital River, Inc. (a)	13,838	213,520
Dot Hill Systems Corp. (a)	25,468	119,700
EarthLink Holdings Corp.	42,931	159,703
Ebix, Inc. (b)	13,118	187,719
Endurance International Group Holdings, Inc. (a)(b)	12,769	195,238
Envestnet, Inc. (a)	14,415	705,182
EPAM Systems, Inc. (a)	15,087	660,056
EPIQ Systems, Inc.	13,172	185,067
ePlus, Inc. (a)	2,194	127,691
Guidance Software, Inc. (a)	7,561	68,956
Guidewire Software, Inc. (a)	28,814	1,171,577
ICG Group, Inc. (a)	17,374	362,769
iGATE Corp. (a)	15,649	569,467
Imperva, Inc. (a)	9,451	247,427
Infoblox, Inc. (a)	22,993	302,358
Interactive Intelligence Group, Inc. (a)	7,113	399,253
Internap Network Services Corp. (a)	23,454	165,351
IntraLinks Holdings, Inc. (a)	16,692	148,392
Jive Software, Inc. (a)	18,092	153,963
Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
The KEYW Holding Corp. (a)(b)	13,875	$174,409
Limelight Networks, Inc. (a)	25,852	79,107
Lionbridge Technologies, Inc. (a)	27,828	165,298
LivePerson, Inc. (a)	22,972	233,166
LogMeIn, Inc. (a)	10,280	479,254
Luxoft Holding, Inc. (a)	3,324	119,863
Manhattan Associates, Inc. (a)	32,089	1,104,824
Mantech International Corp., Class A	10,295	303,908
Mavenir Systems, Inc. (a)	4,150	62,873
Mentor Graphics Corp.	41,048	885,405
Mercury Systems, Inc. (a)	14,072	159,576
MicroStrategy, Inc., Class A (a)	3,843	540,403
Millennial Media, Inc. (a)	32,576	162,554
ModusLink Global Solutions, Inc. (a)	15,414	57,648
Monotype Imaging Holdings, Inc.	16,739	471,538
Netscout Systems, Inc. (a)	15,434	684,344
NIC, Inc.	27,633	437,983
Nimble Storage, Inc. (a)	3,904	119,931
OpenTable, Inc. (a)	9,967	1,032,581
PDF Solutions, Inc. (a)	12,932	274,417
Pegasystems, Inc.	15,063	318,131
Perficient, Inc. (a)	14,620	284,651
Progress Software Corp. (a)	21,817	524,481
Proofpoint, Inc. (a)	15,667	586,886
PROS Holdings, Inc. (a)	10,017	264,849
Q2 Holdings, Inc. (a)	4,208	60,006
QAD, Inc., Class A	2,480	52,874
QLIK Technologies, Inc. (a)	38,065	861,030
RealNetworks, Inc. (a)	9,370	71,493
RealPage, Inc. (a)	21,988	494,290
Reis, Inc.	3,718	78,375
Rocket Fuel, Inc. (a)(b)	7,796	242,378
Sapiens International Corp. NV (a)	10,472	83,776
Sapient Corp. (a)	48,568	789,230
Science Applications International Corp.	17,905	790,685
SciQuest, Inc. (a)	11,698	206,938
Shutterstock, Inc. (a)	6,456	535,719
SPS Commerce, Inc. (a)	6,927	437,717
SS&C Technologies Holdings, Inc. (a)	28,848	1,275,659
Synchronoss Technologies, Inc. (a)	14,975	523,526
SYNNEX Corp. (a)	12,053	878,061
Syntel, Inc. (a)	6,651	571,720
Tangoe, Inc. (a)(b)	16,447	247,692
TechTarget, Inc. (a)	7,018	61,899
TeleCommunication Systems, Inc., Class A (a)	20,223	66,534
Textura Corp. (a)(b)	7,932	187,512
Travelzoo, Inc. (a)	3,192	61,765
Tremor Video, Inc. (a)	15,127	71,399
Turtle Beach Corp. (a)	2,916	26,944
Tyler Technologies, Inc. (a)	13,983	1,275,389
The Ultimate Software Group, Inc. (a)	12,008	1,659,145
Unisys Corp. (a)	21,831	540,099
Unwired Planet, Inc. (a)	31,168	69,505
Varonis Systems, Inc. (a)	2,270	65,853
VASCO Data Security International, Inc. (a)	12,533	145,383
Verint Systems, Inc. (a)	22,876	1,122,068
VirnetX Holding Corp. (a)(b)	18,181	320,167
Virtusa Corp. (a)	11,127	398,347
Web.com Group, Inc. (a)	21,880	631,676
Wix.com Ltd. (a)(b)	5,839	115,846
YuMe, Inc. (a)(b)	7,674	45,277
Zix Corp. (a)	25,591	87,521

		44,161,441
Computer Technology — 0.5%
Cray, Inc. (a)	17,226	458,211
Immersion Corp. (a)	12,108	154,014

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Technology (concluded)
Insight Enterprises, Inc. (a)	17,311	$532,140
PC Connection, Inc.	3,991	82,534
Quantum Corp. (a)	93,880	114,534
Safeguard Scientifics, Inc. (a)	8,752	181,954
Silicon Graphics International Corp. (a)(b)	14,632	140,760
Super Micro Computer, Inc. (a)	14,597	368,866
Synaptics, Inc. (a)	15,267	1,383,801
Violin Memory, Inc. (a)(b)	33,745	149,490

		3,566,304
Construction — 0.5%
Aegion Corp. (a)	16,234	377,765
EMCOR Group, Inc.	28,612	1,274,092
Granite Construction, Inc.	16,653	599,175
Great Lakes Dredge & Dock Corp. (a)	25,542	204,081
Orion Marine Group, Inc. (a)	11,883	128,693
Primoris Services Corp.	16,187	466,833
Sterling Construction Co., Inc. (a)	7,976	74,815
Tutor Perini Corp. (a)	15,856	503,269

		3,628,723
Consumer Electronics — 0.2%
RealD, Inc. (a)	17,193	219,383
Skullcandy, Inc. (a)	8,579	62,198
TiVo, Inc. (a)	48,819	630,253
Universal Electronics, Inc. (a)	6,738	329,354
VOXX International Corp. (a)	8,174	76,917
XO Group, Inc. (a)	11,441	139,809

		1,457,914
Consumer Lending — 0.9%
Cash America International, Inc.	11,959	531,338
Credit Acceptance Corp. (a)	2,970	365,607
Encore Capital Group, Inc. (a)	10,900	495,078
Ezcorp, Inc., Class A (a)	21,999	254,088
First Cash Financial Services, Inc. (a)	12,280	707,205
JGWPT Holdings, Inc., Class A (a)	5,018	56,503
Marcus & Millichap, Inc. (a)	3,428	87,448
MGIC Investment Corp. (a)(b)	143,608	1,326,938
MoneyGram International, Inc. (a)	12,534	184,626
Nelnet, Inc., Class A	8,832	365,910
Nicholas Financial, Inc.	4,262	61,202
Portfolio Recovery Associates, Inc. (a)	21,223	1,263,405
Regional Management Corp. (a)	4,538	70,203
Springleaf Holdings, Inc. (a)	10,388	269,569
Tree.com, Inc. (a)	2,686	78,270
World Acceptance Corp. (a)	3,579	271,861

		6,389,251
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	6,985	253,556
Core-Mark Holding Co., Inc.	9,681	441,744
Del Frisco’s Restaurant Group, Inc. (a)	9,975	274,911
Move, Inc. (a)	16,814	248,679
Nutrisystem, Inc.	12,165	208,143
Sotheby’s	25,866	1,086,113
Steiner Leisure Ltd. (a)	6,261	271,039
WEX, Inc. (a)	16,475	1,729,381

		4,513,566
Containers & Packaging — 0.4%
AEP Industries, Inc. (a)	1,906	66,462
Berry Plastics Group, Inc. (a)	38,100	982,980
Graphic Packaging Holding Co. (a)	138,946	1,625,668
Myers Industries, Inc.	11,709	235,234
UFP Technologies, Inc. (a)	2,494	60,081

		2,970,425
Common Stocks	Shares	Value
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	11,051	$236,712
Inter Parfums, Inc.	7,062	208,682
Revlon, Inc., Class A (a)	4,831	147,346

		592,740
Diversified Financial Services — 0.8%
Altisource Asset Management Corp. (a)	612	442,513
Altisource Portfolio Solutions SA (a)	6,182	708,333
Blackhawk Network Holdings, Inc. (a)	22,292	629,080
ConnectOne Bancorp, Inc. (a)	1,685	84,065
Evercore Partners, Inc., Class A	14,023	808,286
FBR & Co. (a)	3,945	107,028
Greenhill & Co., Inc.	12,031	592,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,116	130,723
JTH Holding, Inc., Class A (a)	1,576	52,497
MidWestOne Financial Group, Inc.	2,953	70,842
Moelis & Co. (a)	3,153	105,972
Outerwall, Inc. (a)	8,665	514,268
Piper Jaffray Cos. (a)	6,899	357,161
Stifel Financial Corp. (a)	27,760	1,314,436
Tiptree Financial, Inc., Class A	2,551	22,194

		5,939,925
Diversified Manufacturing Operations — 0.6%
AM Castle & Co. (a)	7,912	87,348
ARC Group Worldwide, Inc. (a)	1,293	19,654
Barnes Group, Inc.	22,991	886,073
Federal Signal Corp.	26,712	391,331
Harsco Corp.	34,255	912,211
Lydall, Inc. (a)	7,169	196,215
OSI Systems, Inc. (a)	8,442	563,503
Raven Industries, Inc.	15,433	511,450
Standex International Corp.	5,416	403,384
Trimas Corp. (a)	19,171	730,990

		4,702,159
Diversified Materials & Processing — 0.6%
Belden, Inc.	18,459	1,442,755
Cabot Microelectronics Corp. (a)	10,196	455,251
CLARCOR, Inc.	21,373	1,321,920
Encore Wire Corp.	8,758	429,492
Harbinger Group, Inc. (a)	35,198	447,015
Insteel Industries, Inc.	7,790	153,074
Koppers Holdings, Inc.	8,727	333,808
NL Industries, Inc.	2,756	25,603
Tredegar Corp.	10,575	247,561

		4,856,479
Diversified Media — 0.0%
EW Scripps Co. (a)	13,227	279,883
Hemisphere Media Group, Inc. (a)	3,703	46,510

		326,393
Diversified Retail — 0.3%
The Bon-Ton Stores, Inc. (b)	6,362	65,592
Fred’s, Inc., Class A	15,623	238,876
Gaiam, Inc., Class A (a)	6,086	46,741
HSN, Inc.	14,046	832,085
Overstock.com, Inc. (a)	4,912	77,462
Pricesmart, Inc.	7,899	687,529
Tuesday Morning Corp. (a)	18,391	327,728
Valuevision Media, Inc., Class A (a)	18,098	90,309
Winmark Corp.	988	68,794

		2,435,116
Drug & Grocery Store Chains — 0.4%
Casey’s General Stores, Inc.	16,293	1,145,235
Ingles Markets, Inc., Class A	5,513	145,267

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	39

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Drug & Grocery Store Chains (concluded)
The Pantry, Inc. (a)	9,933	$160,915
PetMed Express, Inc.	8,583	115,699
Supervalu, Inc. (a)	86,135	708,030
Susser Holdings Corp. (a)	7,815	630,827
Village Super Market, Inc., Class A	2,748	64,935
Weis Markets, Inc.	4,629	211,684

		3,182,592
Education Services — 0.6%
2U, Inc. (a)	4,379	73,611
American Public Education, Inc. (a)	7,462	256,544
Bridgepoint Education, Inc. (a)	7,101	94,301
Bright Horizons Family Solutions, Inc. (a)	12,993	557,919
Capella Education Co.	4,661	253,512
Career Education Corp. (a)	28,369	132,767
Chegg, Inc. (a)	31,077	218,782
Education Management Corp. (a)(b)	8,426	14,240
Franklin Covey Co. (a)	4,655	93,705
Grand Canyon Education, Inc. (a)	19,765	908,597
HealthStream, Inc. (a)	9,031	219,453
Houghton Mifflin Harcourt Co. (a)	46,182	884,847
ITT Educational Services, Inc. (a)	10,154	169,470
K12, Inc. (a)	14,660	352,866
Rosetta Stone, Inc. (a)	9,079	88,248
Strayer Education, Inc. (a)	4,635	243,384
Universal Technical Institute, Inc.	9,176	111,397

		4,673,643
Electronic Components — 0.7%
Acacia Research Corp.	21,249	377,170
Checkpoint Systems, Inc. (a)	17,710	247,763
InvenSense, Inc. (a)(b)	30,176	684,693
Kemet Corp. (a)	19,035	109,451
Methode Electronics, Inc.	16,045	613,080
Multi-Fineline Electronix, Inc. (a)	3,703	40,881
NVE Corp. (a)	2,059	114,460
Park Electrochemical Corp.	8,834	249,207
Rogers Corp. (a)	7,664	508,506
Sanmina Corp. (a)	34,832	793,473
ScanSource, Inc. (a)	12,048	458,788
Sparton Corp. (a)	4,276	118,616
Speed Commerce, Inc. (a)	20,346	76,094
TTM Technologies, Inc. (a)	23,002	188,616
Universal Display Corp. (a)	17,206	552,313
Viasystems Group, Inc. (a)	2,203	23,991

		5,157,102
Electronic Entertainment — 0.2%
DTS, Inc. (a)	7,184	132,257
Glu Mobile, Inc. (a)	38,206	191,030
Take-Two Interactive Software, Inc. (a)	42,004	934,169

		1,257,456
Electronics — 0.4%
Agilysys, Inc. (a)	6,154	86,648
American Science & Engineering, Inc.	3,307	230,134
Coherent, Inc. (a)	10,550	698,094
Control4 Corp. (a)	4,888	95,609
CUI Global, Inc. (a)	8,674	72,862
Daktronics, Inc.	16,332	194,677
II-VI, Inc. (a)	22,354	323,239
iRobot Corp. (a)(b)	12,518	512,612
Newport Corp. (a)	16,873	312,151
Rofin-Sinar Technologies, Inc. (a)	11,923	286,629

		2,812,655
Common Stocks	Shares	Value
Energy Equipment — 0.5%
C&J Energy Services, Inc. (a)	19,491	$658,406
Capstone Turbine Corp. (a)(b)	140,200	211,702
Dynegy, Inc. (a)	42,473	1,478,060
Enphase Energy, Inc. (a)(b)	7,843	67,058
FuelCell Energy, Inc. (a)(b)	93,910	225,384
Matador Resources Co. (a)	31,013	908,061
PowerSecure International, Inc. (a)	9,696	94,439
Silver Spring Networks, Inc. (a)	15,062	200,776

		3,843,886
Energy Equipment & Services — 0.1%
CHC Group, Ltd. (a)	14,167	119,569
Geospace Technologies Corp. (a)	5,595	308,173
Pioneer Energy Services Corp. (a)	26,551	465,705

		893,447
Engineering & Contracting Services — 0.5%
Argan, Inc.	5,363	199,986
Dycom Industries, Inc. (a)	14,477	453,275
Engility Holdings, Inc. (a)	7,393	282,856
Exponent, Inc.	5,629	417,165
Furmanite Corp. (a)	16,139	187,858
Layne Christensen Co. (a)	8,434	112,172
MasTec, Inc. (a)	26,403	813,741
Mistras Group, Inc. (a)	7,108	174,288
MYR Group, Inc. (a)	9,163	232,099
Power Solutions International, Inc. (a)	1,886	135,735
Tetra Tech, Inc.	27,621	759,578
VSE Corp.	1,799	126,506

		3,895,259
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	8,892	221,144
Ascent Capital Group, Inc., Class A (a)	5,882	388,271
Carmike Cinemas, Inc. (a)	9,737	342,061
Reading International, Inc., Class A (a)	7,193	61,356
Rentrak Corp. (a)	4,197	220,133
World Wrestling Entertainment, Inc.	12,769	152,334

		1,385,299
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	23,656	638,239
The Brink’s Co.	20,575	580,627
G&K Services, Inc., Class A	8,440	439,471
Healthcare Services Group, Inc.	29,685	873,926
MSA Safety, Inc.	12,504	718,730
SP Plus Corp. (a)	6,513	139,313
UniFirst Corp.	6,256	663,136

		4,053,442
Fertilizers — 0.1%
Intrepid Potash, Inc. (a)	23,779	398,536
Rentech, Inc. (a)	83,520	216,317

		614,853
Financial Data & Systems — 0.8%
Advent Software, Inc.	21,814	710,482
Cardtronics, Inc. (a)	18,948	645,748
Cass Information Systems, Inc.	4,931	243,986
Consumer Portfolio Services, Inc. (a)	8,950	68,199
Euronet Worldwide, Inc. (a)	21,663	1,045,023
EVERTEC, Inc.	27,796	673,775
Fair Isaac Corp.	14,608	931,406
Global Cash Access Holdings, Inc. (a)	28,092	250,019
Green Dot Corp., Class A (a)	13,287	252,187
Heartland Payment Systems, Inc.	15,299	630,472
Higher One Holdings, Inc. (a)	14,986	57,097
Xoom Corp. (a)	13,124	345,948

		5,854,342

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	7,928	$52,721
Natural Grocers by Vitamin Cottage, Inc. (a)	3,959	84,762

		137,483
Foods — 1.4%
Annie’s, Inc. (a)	7,266	245,736
B&G Foods, Inc.	22,698	741,998
Boulder Brands, Inc. (a)	25,859	366,681
The Chefs’ Warehouse, Inc. (a)	7,758	153,376
Chiquita Brands International, Inc. (a)	19,925	216,186
Dean Foods Co.	39,754	699,273
Diamond Foods, Inc. (a)	9,152	258,086
The Fresh Market, Inc. (a)	18,229	610,125
Inventure Foods, Inc. (a)	6,451	72,703
J&J Snack Foods Corp.	6,295	592,485
John B Sanfilippo & Son, Inc.	3,449	91,295
Lancaster Colony Corp.	7,840	746,054
Lifeway Foods, Inc. (a)	2,015	28,170
Medifast, Inc. (a)	5,610	170,600
Nature’s Sunshine Products, Inc.	4,650	78,910
Nutraceutical International Corp. (a)	3,665	87,447
Omega Protein Corp. (a)	8,942	122,327
Post Holdings, Inc. (a)	18,638	948,861
Roundy’s, Inc.	16,769	92,397
Seneca Foods Corp., Class A (a)	3,438	105,203
Senomyx, Inc. (a)	17,961	155,363
Snyders-Lance, Inc.	20,174	533,804
SpartanNash Co.	15,980	335,740
Synutra International, Inc. (a)	7,657	51,378
Tootsie Roll Industries, Inc.	8,033	236,491
TreeHouse Foods, Inc. (a)	15,573	1,246,930
United Natural Foods, Inc. (a)	21,005	1,367,425

		10,355,044
Forest Products — 0.2%
Boise Cascade Co. (a)	16,863	482,956
Deltic Timber Corp.	4,788	289,291
Universal Forest Products, Inc.	8,581	414,205

		1,186,452
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	21,216	1,242,833
Ennis, Inc.	11,060	168,776
InnerWorkings, Inc. (a)	15,041	127,848
Multi-Color Corp.	5,267	210,733
Quad/Graphics, Inc.	11,660	260,834
Schawk, Inc.	5,117	104,182

		2,115,206
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	6,814	116,724
Hillenbrand, Inc.	26,611	868,051
Matthews International Corp., Class A	11,596	482,045

		1,466,820
Gas Pipeline — 0.2%
SemGroup Corp., Class A	18,047	1,423,006
Glass — 0.1%
Apogee Enterprises, Inc.	12,419	432,926
Gold — 0.1%
Allied Nevada Gold Corp. (a)(b)	44,377	166,858
Coeur Mining, Inc. (a)	43,816	402,231
Gold Resource Corp.	15,972	80,818

		649,907
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	2,160	48,730
Common Stocks	Shares	Value
Health Care Facilities — 0.7%
Amsurg Corp. (a)	13,789	$628,365
Capital Senior Living Corp. (a)	12,333	294,019
Emeritus Corp. (a)	15,917	503,773
The Ensign Group, Inc.	8,468	263,185
Five Star Quality Care, Inc. (a)	18,402	92,194
Hanger, Inc. (a)	14,953	470,272
HealthSouth Corp.	37,334	1,339,171
Kindred Healthcare, Inc.	23,200	535,920
National Healthcare Corp.	4,356	245,199
Select Medical Holdings Corp.	33,339	520,088
Skilled Healthcare Group, Inc., Class A (a)	9,934	62,485
Surgical Care Affiliates, Inc. (a)	5,314	154,531
US Physical Therapy, Inc.	5,196	177,651

		5,286,853
Health Care Management Services — 0.5%
BioScrip, Inc. (a)	29,145	243,069
Computer Programs & Systems, Inc.	4,716	299,938
Magellan Health Services, Inc. (a)	11,661	725,781
Molina Healthcare, Inc. (a)	12,820	572,157
Triple-S Management Corp. (a)	10,580	189,699
Universal American Corp.	17,436	145,242
WellCare Health Plans, Inc. (a)	18,590	1,387,929

		3,563,815
Health Care Services — 1.7%
Acadia Healthcare Co., Inc. (a)	15,389	700,199
Accelerate Diagnostics, Inc. (a)	9,586	249,236
Addus HomeCare Corp. (a)	2,671	60,044
Air Methods Corp. (a)	16,604	857,597
Alliance HealthCare Services, Inc. (a)	2,126	57,402
Almost Family, Inc. (a)	3,622	79,974
Amedisys, Inc. (a)	11,558	193,481
AMN Healthcare Services, Inc. (a)	19,840	244,032
Cara Therapeutics, Inc. (a)	2,256	38,397
Care.com, Inc. (a)	2,860	36,208
Chemed Corp.	7,441	697,370
Chindex International, Inc. (a)	5,856	138,729
Corvel Corp. (a)	4,681	211,488
Cross Country Healthcare, Inc. (a)	13,310	86,781
ExamWorks Group, Inc. (a)	14,718	467,002
Flexion Therapeutics, Inc. (a)	1,904	25,666
Gentiva Health Services, Inc. (a)	13,359	201,187
Globus Medical, Inc., Class A (a)	27,814	665,311
Healthways, Inc. (a)	13,334	233,878
HMS Holdings Corp. (a)	37,384	763,007
IPC The Hospitalist Co., Inc. (a)	7,296	322,629
LHC Group, Inc. (a)	5,297	113,197
Medidata Solutions, Inc. (a)	22,929	981,590
MiMedx Group, Inc. (a)(b)	39,430	279,559
MWI Veterinary Supply, Inc. (a)	5,445	773,136
Omnicell, Inc. (a)	15,457	443,770
OvaScience, Inc. (a)	6,485	59,467
PharMerica Corp. (a)	12,725	363,808
Phibro Animal Health Corp. (a)	6,203	136,156
Quality Systems, Inc.	21,168	339,746
Ryman Hospitality Properties	18,439	887,838
Team Health Holdings, Inc. (a)	29,862	1,491,308
Tetraphase Pharmaceuticals, Inc. (a)	9,263	124,958
WebMD Health Corp. (a)	16,399	792,072

		13,116,223
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	26,006	593,977
The Providence Service Corp. (a)	4,878	178,486

		772,463

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	41

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Home Building — 0.6%
Beazer Homes USA, Inc. (a)	11,435	$239,906
Hovnanian Enterprises, Inc., Class A (a)	49,994	257,469
Installed Building Products, Inc. (a)	3,622	44,370
KB Home	35,740	667,623
LGI Homes, Inc. (a)	6,063	110,650
M/I Homes, Inc. (a)	10,457	253,791
MDC Holdings, Inc.	16,691	505,570
Meritage Homes Corp. (a)	16,690	704,485
The New Home Co., Inc. (a)	3,500	49,455
The Ryland Group, Inc.	20,006	789,037
Standard Pacific Corp. (a)	61,871	532,091
Tile Shop Holdings, Inc. (a)(b)	12,080	184,703
TRI Pointe Homes, Inc. (a)(b)	7,272	114,316
UCP, Inc., Class A (a)	3,443	47,066
WCI Communities, Inc. (a)	4,900	94,619
William Lyon Homes, Class A (a)	7,532	229,274

		4,824,425
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	41,002	596,169
Bloomin’ Brands, Inc. (a)	32,764	734,897
Intrawest Resorts Holdings, Inc. (a)	5,704	65,368
La Quinta Holdings, Inc. (a)	18,810	360,023
The Marcus Corp.	7,613	138,937
Morgans Hotel Group Co. (a)	12,296	97,507

		1,992,901
Household Appliances — 0.0%
National Presto Industries, Inc. (b)	2,027	147,647
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	18,396	169,243
CSS Industries, Inc.	3,962	104,478
Helen of Troy Ltd. (a)	12,119	734,775
Libbey, Inc. (a)	9,100	242,424
Sears Hometown and Outlet Stores, Inc. (a)	4,912	105,461

		1,356,381
Household Furnishings — 0.2%
American Woodmark Corp. (a)	5,286	168,465
Ethan Allen Interiors, Inc.	10,764	266,301
Flexsteel Industries, Inc.	2,020	67,367
Kirkland’s, Inc. (a)	6,313	117,106
La-Z-Boy, Inc.	22,180	513,911
Lifetime Brands, Inc.	4,317	67,863
Norcraft Cos., Inc. (a)	3,247	46,465
Select Comfort Corp. (a)	23,055	476,316

		1,723,794
Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	31,547	776,056
Citizens, Inc. (a)(b)	18,856	139,534
CNO Financial Group, Inc.	92,345	1,643,741
FBL Financial Group, Inc., Class A	4,102	188,692
Fidelity & Guaranty Life	4,899	117,282
Independence Holding Co.	3,266	46,149
Kansas City Life Insurance Co.	1,569	71,358
National Western Life Insurance Co., Class A	935	233,198
The Phoenix Cos., Inc. (a)	2,386	115,459
Primerica, Inc.	23,158	1,108,110
Symetra Financial Corp.	31,912	725,679
Third Point Reinsurance Ltd. (a)	24,114	367,980

		5,533,238
Insurance: Multi-Line — 0.4%
Atlas Financial Holdings, Inc. (a)	4,790	72,616
Crawford & Co., Class B	11,809	119,035
eHealth, Inc. (a)	8,071	306,456
Horace Mann Educators Corp.	17,256	539,595
Common Stocks	Shares	Value
Insurance: Multi-Line (concluded)
Kemper Corp.	19,695	$725,958
Maiden Holdings Ltd.	21,144	255,631
PICO Holdings, Inc. (a)	9,657	229,450
Platinum Underwriters Holdings Ltd.	11,424	740,846

		2,989,587
Insurance: Property-Casualty — 1.5%
Amerisafe, Inc.	7,934	322,676
Amtrust Financial Services, Inc. (b)	12,733	532,367
Argo Group International Holdings Ltd.	11,055	565,021
Baldwin & Lyons, Inc., Class B	3,868	100,336
Donegal Group, Inc., Class A	3,240	49,572
EMC Insurance Group, Inc.	1,989	61,221
Employers Holdings, Inc.	13,415	284,130
Enstar Group Ltd. (a)	3,642	548,959
Essent Group Ltd. (a)	17,695	355,493
Federated National Holding Co.	4,717	120,284
First American Financial Corp.	45,272	1,258,109
Global Indemnity PLC (a)	3,400	88,366
Greenlight Capital Re Ltd. (a)	12,020	395,939
Hallmark Financial Services, Inc. (a)	5,991	64,403
HCI Group, Inc.	3,864	156,878
Heritage Insurance Holdings, Inc. (a)	2,803	42,634
Hilltop Holdings, Inc. (a)	28,723	610,651
Infinity Property & Casualty Corp.	4,850	326,065
Meadowbrook Insurance Group, Inc.	21,238	152,701
Montpelier Re Holdings Ltd.	16,598	530,306
National General Holdings Corp.	15,411	268,151
National Interstate Corp.	2,996	83,948
The Navigators Group, Inc. (a)	4,439	297,635
NMI Holdings, Inc., Class A (a)	21,495	225,697
OneBeacon Insurance Group Ltd.	9,431	146,558
Radian Group, Inc.	81,029	1,200,039
RLI Corp.	18,224	834,295
Safety Insurance Group, Inc.	5,448	279,918
Selective Insurance Group, Inc.	23,843	589,399
State Auto Financial Corp.	6,426	150,561
Stewart Information Services Corp.	9,122	282,873
United Fire Group, Inc.	8,737	256,169
United Insurance Holdings Corp.	6,917	119,387
Universal Insurance Holdings, Inc.	13,416	174,006

		11,474,747
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	7,656	63,392
Internet & Catalog Retail — 0.0%
Vitacost.com, Inc. (a)	9,439	59,088
Internet Software & Services — 0.2%
Amber Road, Inc. (a)	3,764	60,713
Borderfree, Inc. (a)	2,515	41,674
ChannelAdvisor Corp. (a)	8,787	231,625
Cinedigm Corp. (a)	32,392	80,656
Coupons.com, Inc. (a)	5,105	134,312
E2open, Inc. (a)	9,995	206,597
Everyday Health, Inc. (a)	3,231	59,709
Global Eagle Entertainment, Inc. (a)	16,167	200,471
Gogo, Inc. (a)(b)	23,700	463,572
GrubHub, Inc. (a)	3,765	133,319
OPOWER, Inc. (a)	3,303	62,261
TrueCar, Inc. (a)	3,345	49,439
Zendesk, Inc. (a)	4,912	85,371

		1,809,719
Leisure Time — 1.0%
Black Diamond, Inc. (a)	9,581	107,499
Callaway Golf Co.	32,951	274,152
Churchill Downs, Inc.	5,663	510,293

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
ClubCorp Holdings, Inc.	9,257	$171,625
Escalade, Inc.	4,011	64,738
International Speedway Corp., Class A	11,783	392,138
Interval Leisure Group, Inc.	16,883	370,413
Johnson Outdoors, Inc.	2,069	53,380
Life Time Fitness, Inc. (a)	17,346	845,444
Marriott Vacations Worldwide Corp. (a)	11,963	701,391
Nautilus, Inc. (a)	13,307	147,575
Orbitz Worldwide, Inc. (a)	21,851	194,474
Pool Corp.	19,082	1,079,278
SFX Entertainment, Inc. (a)	18,652	151,081
Smith & Wesson Holding Corp. (a)(b)	23,324	339,131
Speedway Motorsports, Inc.	4,806	87,709
Sturm Ruger & Co., Inc.	8,225	485,357
Vail Resorts, Inc.	15,303	1,181,085
West Marine, Inc. (a)	7,388	75,801

		7,232,564
Luxury Items — 0.0%
Movado Group, Inc.	7,777	324,068
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	3,014	163,027
Lindsay Corp. (b)	5,467	461,798
Titan International, Inc.	18,801	316,233
Titan Machinery, Inc. (a)	7,305	120,240

		1,061,298
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	8,009	351,435
Douglas Dynamics, Inc.	9,398	165,593
NACCO Industries, Inc., Class A	2,039	103,173

		620,201
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	19,852	406,172
Machinery: Industrial — 1.3%
Actuant Corp., Class A	30,149	1,042,251
Altra Industrial Motion Corp.	11,489	418,085
Applied Industrial Technologies, Inc.	17,716	898,733
Chart Industries, Inc. (a)	12,941	1,070,738
Columbus McKinnon Corp.	8,440	228,302
DXP Enterprises, Inc. (a)	5,492	414,866
EnPro Industries, Inc. (a)	9,618	703,653
The ExOne Co. (a)(b)	4,219	167,157
Graham Corp.	4,310	150,031
Hyster-Yale Materials Handling, Inc.	4,351	385,237
Intevac, Inc. (a)	9,738	78,001
John Bean Technologies Corp.	12,371	383,377
Kadant, Inc.	4,744	182,407
Manitex International, Inc. (a)	5,862	95,199
MTS Systems Corp.	6,398	433,528
Omega Flex, Inc.	1,265	24,819
Proto Labs, Inc. (a)	9,587	785,367
Tennant Co.	7,799	595,220
Twin Disc, Inc.	3,512	116,072
Woodward, Inc.	28,088	1,409,456

		9,582,499
Machinery: Specialty — 0.1%
Albany International Corp., Class A	11,873	450,699
Hurco Cos., Inc.	2,771	78,142
Xerium Technologies, Inc. (a)	4,605	64,286

		593,127
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,767	321,325
Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies — 1.8%
ABIOMED, Inc. (a)	16,941	$425,897
AngioDynamics, Inc. (a)	10,423	170,208
Anika Therapeutics, Inc. (a)	6,094	282,335
Antares Pharma, Inc. (a)	50,129	133,844
AtriCure, Inc. (a)	11,552	212,326
Atrion Corp.	644	209,944
Cantel Medical Corp.	14,303	523,776
Cardiovascular Systems, Inc. (a)	11,695	364,416
Cerus Corp. (a)	30,890	128,193
CONMED Corp.	11,507	508,034
CryoLife, Inc.	11,810	105,700
Derma Sciences, Inc. (a)	9,527	110,132
Endologix, Inc. (a)	27,163	413,149
Exactech, Inc. (a)	4,094	103,292
HeartWare International, Inc. (a)	7,176	635,076
ICU Medical, Inc. (a)	5,697	346,435
Insulet Corp. (a)	23,461	930,698
Integra LifeSciences Holdings Corp. (a)	10,556	496,765
Invacare Corp.	13,570	249,281
K2M Group Holdings, Inc. (a)	3,703	55,101
Landauer, Inc.	4,033	169,386
LDR Holding Corp. (a)	7,014	175,420
Meridian Bioscience, Inc.	17,644	364,172
Merit Medical Systems, Inc. (a)	18,195	274,744
NanoString Technologies, Inc. (a)	4,272	63,866
Navidea Biopharmaceuticals, Inc. (a)(b)	65,123	96,382
Neogen Corp. (a)	15,545	629,106
NuVasive, Inc. (a)	19,733	701,903
OraSure Technologies, Inc. (a)	23,675	203,842
Orthofix International NV (a)	7,803	282,859
Owens & Minor, Inc.	26,664	906,043
Quidel Corp. (a)	12,102	267,575
Staar Surgical Co. (a)	16,220	272,496
STERIS Corp.	25,033	1,338,765
SurModics, Inc. (a)	5,832	124,921
Tornier NV (a)	15,037	351,565
TransEnterix, Inc. (a)	12,199	61,483
TriVascular Technologies, Inc. (a)	3,156	49,139
Unilife Corp. (a)(b)	43,780	129,589
Utah Medical Products, Inc.	1,569	80,709
Vascular Solutions, Inc. (a)	7,229	160,412
Volcano Corp. (a)	21,727	382,612

		13,491,591
Medical Equipment — 1.1%
Abaxis, Inc.	9,537	422,584
Accuray, Inc. (a)	32,477	285,798
Affymetrix, Inc. (a)	30,781	274,259
Analogic Corp.	5,266	412,012
Cyberonics, Inc. (a)	11,352	709,046
Cynosure, Inc., Class A (a)	9,482	201,492
DexCom, Inc. (a)	31,711	1,257,658
Fluidigm Corp. (a)	11,891	349,595
Greatbatch, Inc. (a)	10,518	516,013
Haemonetics Corp. (a)	22,106	779,900
Luminex Corp. (a)	15,937	273,320
Masimo Corp. (a)	20,536	484,650
Merge Healthcare, Inc. (a)	29,952	67,991
Natus Medical, Inc. (a)	13,612	342,206
NxStage Medical, Inc. (a)	26,043	374,238
Oxford Immunotec Global PLC (a)	5,470	92,060
Spectranetics Corp. (a)	17,631	403,397
Tandem Diabetes Care, Inc. (a)	3,480	56,585
Thoratec Corp. (a)	24,090	839,777
Zeltiq Aesthetics, Inc. (a)	12,269	186,366

		8,328,947

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	10,460	$316,101
PAREXEL International Corp. (a)	24,152	1,276,192

		1,592,293
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	3,496	80,198
Dynamic Materials Corp.	5,908	130,744
Global Brass & Copper Holdings, Inc.	8,940	151,086
Haynes International, Inc.	5,251	297,154
LB Foster Co., Class A	4,412	238,778
Mueller Industries, Inc.	24,032	706,781
Mueller Water Products, Inc., Series A	67,665	584,626
NN, Inc.	7,505	191,978
Northwest Pipe Co. (a)	4,010	161,723
RBC Bearings, Inc.	9,848	630,764
Rexnord Corp. (a)	31,871	897,169
RTI International Metals, Inc. (a)	13,036	346,627
Worthington Industries, Inc.	21,827	939,434

		5,357,062
Metals & Minerals: Diversified — 0.8%
Alpha Natural Resources, Inc. (a)(b)	94,015	348,796
Commercial Metals Co.	49,906	863,873
Globe Specialty Metals, Inc.	27,025	561,579
Hecla Mining Co.	145,497	501,965
Materion Corp.	8,742	323,366
Minerals Technologies, Inc.	14,596	957,206
Molycorp, Inc. (a)(b)	77,547	199,296
Oil-Dri Corp. of America	2,042	62,424
Ring Energy, Inc. (a)	7,880	137,506
SunCoke Energy, Inc. (a)	29,598	636,357
United States Lime & Minerals, Inc.	824	53,395
US Silica Holdings, Inc.	22,784	1,263,145

		5,908,908
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	48,503	310,904
Eastman Kodak Co. (a)	7,665	187,563
Electronics for Imaging, Inc. (a)	19,719	891,299
Herman Miller, Inc.	25,095	758,873
HNI Corp.	19,126	748,018
Kimball International, Inc., Class B	14,477	242,055
Knoll, Inc.	20,531	355,802
Steelcase, Inc., Class A	34,994	529,459
United Stationers, Inc.	16,746	694,457

		4,718,430
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	68,291	274,530
North Atlantic Drilling, Ltd.	30,341	322,222
Vantage Drilling Co. (a)	86,909	166,865

		763,617
Oil Well Equipment & Services — 1.4%
Basic Energy Services, Inc. (a)	13,477	393,798
Dawson Geophysical Co.	3,441	98,585
Exterran Holdings, Inc.	24,801	1,115,797
Flotek Industries, Inc. (a)	22,778	732,540
Forum Energy Technologies, Inc. (a)	25,237	919,384
Glori Energy, Inc. (a)	5,086	55,234
Gulf Island Fabrication, Inc.	6,140	132,133
Helix Energy Solutions Group, Inc. (a)	44,735	1,176,978
Hornbeck Offshore Services, Inc. (a)	15,404	722,756
ION Geophysical Corp. (a)	54,962	231,940
Key Energy Services, Inc. (a)	55,763	509,674
Matrix Service Co. (a)	11,259	369,182
McDermott International, Inc. (a)	100,773	815,253
Mitcham Industries, Inc. (a)	5,440	76,051
Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
Natural Gas Services Group, Inc. (a)	5,262	$173,962
Newpark Resources, Inc. (a)	36,002	448,585
Nuverra Environmental Solutions, Inc. (a)(b)	6,439	129,488
Parker Drilling Co. (a)	51,419	335,252
Profire Energy, Inc. (a)	5,400	24,354
RigNet, Inc. (a)	5,009	269,584
SEACOR Holdings, Inc. (a)	8,724	717,549
Tesco Corp.	14,677	313,207
TETRA Technologies, Inc. (a)	33,529	394,972
Willbros Group, Inc. (a)	16,971	209,592

		10,365,850
Oil, Gas & Consumable Fuels — 0.5%
Ardmore Shipping Corp.	7,613	105,288
CARBO Ceramics, Inc.	8,350	1,286,902
DHT Holdings, Inc.	29,355	211,356
Dorian LPG, Ltd. (a)	3,178	73,062
Emerald Oil, Inc. (a)(b)	24,237	185,413
Equal Energy Ltd.	15,291	82,877
EXCO Resources, Inc.	64,677	380,947
Gastar Exploration, Inc. (a)	23,344	203,326
Gulf Coast Ultra Deep Royalty Trust (a)	3	9
Navios Maritime Acq Corp.	34,265	127,123
Pacific Ethanol, Inc. (a)	8,770	134,093
Parsley Energy, Inc., Class A (a)	21,196	510,188
Plug Power, Inc. (a)	70,773	331,218
RSP Permian, Inc. (a)	9,284	301,173
TransAtlantic Petroleum, Ltd. (a)	9,425	107,351

		4,040,326
Oil: Crude Producers — 2.7%
Abraxas Petroleum Corp. (a)	34,933	218,681
American Eagle Energy Corp. (a)	12,925	77,421
Apco Oil and Gas International, Inc. (a)	3,769	54,387
Approach Resources, Inc. (a)	16,760	380,955
Bill Barrett Corp. (a)	21,078	564,469
Bonanza Creek Energy, Inc. (a)	13,912	795,627
BPZ Resources, Inc. (a)	50,069	154,212
Callon Petroleum Co. (a)	17,071	198,877
Carrizo Oil & Gas, Inc. (a)	19,257	1,333,740
Clayton Williams Energy, Inc. (a)	2,490	342,051
Comstock Resources, Inc.	20,283	584,962
Contango Oil & Gas Co. (a)	7,377	312,121
Diamondback Energy, Inc. (a)	16,102	1,429,858
Energy XXI Bermuda Ltd.	39,727	938,749
Evolution Petroleum Corp.	8,336	91,279
Forest Oil Corp. (a)	51,267	116,889
FX Energy, Inc. (a)	23,100	83,391
Goodrich Petroleum Corp. (a)(b)	14,745	406,962
Halcon Resources Corp. (a)(b)	110,334	804,335
Harvest Natural Resources, Inc. (a)	17,731	88,478
Isramco, Inc. (a)(b)	375	47,670
Jones Energy, Inc., Class A (a)	4,776	97,908
Kodiak Oil & Gas Corp. (a)	112,988	1,643,975
Magnum Hunter Resources Corp. (a)	84,104	689,653
Midstates Petroleum Co., Inc. (a)	15,661	113,229
Northern Oil and Gas, Inc. (a)	25,939	422,546
ONE Gas, Inc.	22,003	830,613
Panhandle Oil and Gas, Inc.	2,949	165,232
PDC Energy, Inc. (a)	15,157	957,165
Penn Virginia Corp. (a)	27,782	470,905
PetroQuest Energy, Inc. (a)	24,870	187,022
Quicksilver Resources, Inc. (a)(b)	53,958	144,068
Resolute Energy Corp. (a)	33,014	285,241
Rex Energy Corp. (a)	20,340	360,221
Rosetta Resources, Inc. (a)	26,041	1,428,349
Sanchez Energy Corp. (a)	19,338	726,915

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Stone Energy Corp. (a)	23,798	$1,113,508
Swift Energy Co. (a)	18,666	242,285
Synergy Resources Corp. (a)	28,129	372,709
Triangle Petroleum Corp. (a)	32,070	376,822
Vaalco Energy, Inc. (a)	21,324	154,173
W&T Offshore, Inc.	14,878	243,553
Warren Resources, Inc. (a)	31,258	193,800

		20,245,006
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	902	70,473
Alon USA Energy, Inc.	11,113	138,246
Clean Energy Fuels Corp. (a)(b)	29,854	349,889
Delek US Holdings, Inc.	25,197	711,311
Miller Energy Resources, Inc. (a)(b)	12,729	81,466
Renewable Energy Group, Inc. (a)	14,915	171,075
Trecora Resources (a)	8,394	99,385
Vertex Energy, Inc. (a)	4,861	47,200
Western Refining, Inc.	22,580	847,879

		2,516,924
Paints & Coatings — 0.2%
Chase Corp.	2,831	96,650
Ferro Corp. (a)	30,442	382,352
HB Fuller Co.	21,225	1,020,922
Kronos Worldwide, Inc.	8,818	138,178

		1,638,102
Paper — 0.5%
Clearwater Paper Corp. (a)	8,714	537,828
KapStone Paper and Packaging Corp. (a)	35,917	1,189,930
Neenah Paper, Inc.	7,071	375,824
PH Glatfelter Co.	18,420	488,683
Resolute Forest Products (a)	27,649	463,950
Schweitzer-Mauduit International, Inc.	13,005	567,798
Wausau Paper Corp.	18,284	197,833

		3,821,846
Personal Care — 0.1%
The Female Health Co.	9,355	51,546
Orchids Paper Products Co.	3,407	109,160
PhotoMedex, Inc. (a)(b)	5,565	68,171
USANA Health Sciences, Inc. (a)	2,749	214,807
WD-40 Co.	6,329	476,068

		919,752
Pharmaceuticals — 2.1%
ACADIA Pharmaceuticals, Inc. (a)	33,374	753,919
AcelRx Pharmaceuticals, Inc. (a)(b)	10,583	108,476
Achaogen, Inc. (a)	2,870	40,065
Achillion Pharmaceuticals, Inc. (a)	41,132	311,369
Adamas Pharmaceuticals, Inc. (a)	1,173	21,442
Aerie Pharmaceuticals, Inc. (a)	4,426	109,632
Agios Pharmaceuticals, Inc. (a)	5,757	263,786
Akorn, Inc. (a)	26,367	876,703
Ampio Pharmaceuticals, Inc. (a)	17,373	145,065
Anacor Pharmaceuticals, Inc. (a)	13,936	247,085
Aratana Therapeutics, Inc. (a)	10,259	160,143
Auspex Pharmaceuticals, Inc. (a)	3,397	75,651
Auxilium Pharmaceuticals, Inc. (a)	21,305	427,378
AVANIR Pharmaceuticals, Inc. (a)	67,743	382,070
Biospecifics Technologies Corp. (a)	1,511	40,737
Cambrex Corp. (a)	12,998	269,059
Cempra, Inc. (a)	9,585	102,847
Chimerix, Inc. (a)	11,450	251,213
Corcept Therapeutics, Inc. (a)	22,722	63,622
Depomed, Inc. (a)	24,599	341,926
Dicerna Pharmaceuticals, Inc. (a)	1,444	32,591
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Egalet Corp. (a)	1,683	$22,081
Enanta Pharmaceuticals, Inc. (a)	4,347	187,225
Endocyte, Inc. (a)(b)	15,905	104,814
Esperion Therapeutics, Inc. (a)(b)	1,838	29,114
Galectin Therapeutics, Inc. (a)	7,543	104,169
Impax Laboratories, Inc. (a)	29,668	889,743
Infinity Pharmaceuticals, Inc. (a)	20,632	262,852
Intra-Cellular Therapies, Inc. (a)	7,287	122,859
Ironwood Pharmaceuticals, Inc. (a)	50,659	776,602
Isis Pharmaceuticals, Inc. (a)	49,820	1,716,299
Lannett Co., Inc. (a)	10,887	540,213
The Medicines Co. (a)	27,577	801,388
Nanoviricides, Inc. (a)	16,944	71,165
NeoStem, Inc. (a)	10,036	65,435
Ohr Pharmaceutical, Inc. (a)	8,933	84,953
Pacira Pharmaceuticals, Inc. (a)	15,079	1,385,157
Pain Therapeutics, Inc. (a)	15,839	91,074
Pernix Therapeutics Holdings (a)	14,056	126,223
Portola Pharmaceuticals, Inc. (a)	15,540	453,457
Pozen, Inc. (a)	11,613	96,736
Prestige Brands Holdings, Inc. (a)	21,968	744,495
Receptos, Inc. (a)	6,530	278,178
Relypsa, Inc. (a)	7,173	174,447
Revance Therapeutics, Inc. (a)	2,931	99,654
Sagent Pharmaceuticals, Inc. (a)	9,298	240,446
Sciclone Pharmaceuticals, Inc. (a)	22,025	115,851
Spectrum Pharmaceuticals, Inc. (a)	27,829	226,250
Supernus Pharmaceuticals, Inc. (a)	12,362	135,364
T.G. Therapeutics, Inc. (a)	9,851	92,501
TherapeuticsMD, Inc. (a)(b)	42,661	188,562
Theravance Biopharma, Inc. (a)	9,959	317,493
Ultragenyx Pharmaceutical, Inc. (a)	2,816	126,410
Vivus, Inc. (a)(b)	38,325	203,889
XenoPort, Inc. (a)	24,365	117,683
Zogenix, Inc. (a)	51,853	104,225

		16,121,786
Plastics — 0.1%
A. Schulman, Inc.	12,334	477,326
Ply Gem Holdings, Inc. (a)	9,088	91,789

		569,115
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	17,443	335,778
Generac Holdings, Inc. (a)	29,155	1,421,015
Global Power Equipment Group, Inc.	7,215	116,594
Maxwell Technologies, Inc. (a)	12,691	192,015
Powell Industries, Inc.	3,913	255,832
Vicor Corp. (a)	6,984	58,526

		2,379,760
Precious Metals & Minerals — 0.2%
Horsehead Holding Corp. (a)	21,504	392,663
Stillwater Mining Co. (a)	50,795	891,452

		1,284,115
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	16,315	81,738
Cenveo, Inc. (a)	23,762	88,157
VistaPrint NV (a)	14,157	572,792

		742,687
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	21,101	297,735
Park-Ohio Holdings Corp.	3,716	215,937

		513,672

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Production Technology Equipment — 1.0%
Axcelis Technologies, Inc. (a)	46,799	$93,598
Brooks Automation, Inc.	28,212	303,843
Cognex Corp. (a)	36,764	1,411,738
Cohu, Inc.	10,585	113,259
Electro Scientific Industries, Inc.	10,008	68,154
Entegris, Inc. (a)	58,962	810,433
FEI Co.	17,894	1,623,523
GSI Group, Inc. (a)	12,779	162,677
MKS Instruments, Inc.	22,654	707,711
Nanometrics, Inc. (a)	10,052	183,449
Photronics, Inc. (a)	25,999	223,591
Rudolph Technologies, Inc. (a)	14,075	139,061
Tessera Technologies, Inc.	22,608	499,185
Ultra Clean Holdings, Inc. (a)	12,655	114,528
Ultratech, Inc. (a)	11,929	264,585
Veeco Instruments, Inc. (a)	16,980	632,675

		7,352,010
Publishing — 0.6%
AH Belo Corp.	7,916	93,805
Daily Journal Corp. (a)	455	94,044
Dex Media, Inc. (a)(b)	6,326	70,472
Eros International PLC (a)	8,264	125,365
Journal Communications, Inc., Class A (a)	19,114	169,541
Lee Enterprises, Inc. (a)	22,243	98,981
Martha Stewart Living Omnimedia, Class A (a)	12,683	59,610
The McClatchy Co., Class A (a)	25,977	144,172
Media General, Inc., Class A (a)(b)	23,014	472,477
Meredith Corp.	15,229	736,475
New Media Investment Group, Inc. (a)	12,802	180,636
The New York Times Co., Class A	58,710	892,979
Scholastic Corp.	11,207	382,047
Time, Inc. (a)	46,710	1,131,316

		4,651,920
Radio & TV Broadcasters — 0.4%
Central European Media Enterprises Ltd. (a)	30,079	84,823
Crown Media Holdings, Inc., Class A (a)	14,850	53,905
Cumulus Media, Inc., Class A (a)	57,343	377,890
Entercom Communications Corp., Class A (a)	10,508	112,751
Entravision Communications Corp., Class A	24,517	152,496
Gray Television, Inc. (a)	21,027	276,085
Nexstar Broadcasting Group, Inc., Class A	12,971	669,433
Radio One, Inc., Class D (a)	9,662	47,634
Saga Communications, Inc., Class A	1,546	66,045
Salem Communications Corp., Class A	4,446	42,059
Sinclair Broadcast Group, Inc., Class A	29,103	1,011,329

		2,894,450
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,018	272,300
FreightCar America, Inc.	5,118	128,155
The Greenbrier Cos., Inc. (a)(b)	11,700	673,920

		1,074,375
Real Estate — 0.3%
AV Homes, Inc. (a)	4,786	78,251
Consolidated-Tomoka Land Co.	1,841	84,502
Forestar Group, Inc. (a)	14,952	285,434
HFF, Inc., Class A	13,902	517,015
Kennedy-Wilson Holdings, Inc.	30,495	817,876
The St. Joe Co. (a)	16,367	416,213
Tejon Ranch Co. (a)	5,856	188,504

		2,387,795
Real Estate Investment Trusts (REITs) — 8.2%
Acadia Realty Trust	24,343	683,795
AG Mortgage Investment Trust, Inc.	11,890	225,078
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Agree Realty Corp.	6,363	$192,353
Alexander & Baldwin, Inc.	20,680	857,186
Alexander’s, Inc.	885	326,981
Altisource Residential Corp.	24,284	632,112
American Assets Trust, Inc.	15,003	518,354
American Capital Mortgage Investment Corp.	21,412	428,668
American Realty Capital Healthcare Trust, Inc.	71,826	782,185
American Residential Properties, Inc. (a)	13,640	255,750
AmREIT, Inc., Class B	8,370	153,171
Anworth Mortgage Asset Corp.	54,525	281,349
Apollo Commercial Real Estate Finance, Inc.	19,636	323,798
Ares Commercial Real Estate Corp.	12,108	150,260
Armada Hoffler Properties, Inc.	8,299	80,334
ARMOUR Residential REIT, Inc.	151,413	655,618
Ashford Hospitality Prime, Inc.	8,691	149,138
Ashford Hospitality Trust, Inc.	29,594	341,515
Associated Estates Realty Corp.	24,415	439,958
Aviv REIT, Inc.	8,244	232,233
Campus Crest Communities, Inc.	27,714	240,003
Capstead Mortgage Corp.	40,529	532,956
CareTrust REIT, Inc. (a)	8,992	178,042
Catchmark Timber Trust, Inc.	4,970	67,940
Cedar Realty Trust, Inc.	33,810	211,312
Chambers Street Properties	100,540	808,342
Chatham Lodging Trust	11,203	245,346
Chesapeake Lodging Trust	21,174	640,090
Colony Financial, Inc.	39,197	910,154
CorEnergy Infrastructure Trust, Inc.	13,163	97,538
Coresite Realty Corp.	9,026	298,490
Cousins Properties, Inc.	84,339	1,050,021
CubeSmart	61,165	1,120,543
CyrusOne, Inc.	8,359	208,139
CYS Investments, Inc.	68,951	621,938
DCT Industrial Trust, Inc.	140,006	1,149,449
DiamondRock Hospitality Co.	83,114	1,065,521
DuPont Fabros Technology, Inc.	27,079	730,050
Dynex Capital, Inc.	23,383	206,940
EastGroup Properties, Inc.	13,258	851,561
Education Realty Trust, Inc.	48,865	524,810
Empire State Realty Trust, Inc., Class A	39,051	644,341
EPR Properties	22,618	1,263,668
Equity One, Inc.	26,096	615,605
Excel Trust, Inc.	20,386	271,745
FelCor Lodging Trust, Inc.	52,708	553,961
First Industrial Realty Trust, Inc.	46,745	880,676
First Potomac Realty Trust	24,856	326,111
Franklin Street Properties Corp.	38,167	480,141
Geo Group, Inc.	30,722	1,097,697
Getty Realty Corp.	10,985	209,594
Gladstone Commercial Corp.	6,303	112,635
Glimcher Realty Trust	61,656	667,734
Government Properties Income Trust	23,117	586,941
Gramercy Property Trust, Inc.	50,014	302,585
Hatteras Financial Corp.	40,913	810,486
Healthcare Realty Trust, Inc.	40,711	1,034,874
Hersha Hospitality Trust (b)	85,328	572,551
Highwoods Properties, Inc.	38,214	1,603,077
Hudson Pacific Properties, Inc.	23,253	589,231
Inland Real Estate Corp.	37,167	395,085
Invesco Mortgage Capital, Inc.	52,185	905,932
Investors Real Estate Trust	45,200	416,292
iStar Financial, Inc. (a)	35,831	536,748
Kite Realty Group Trust	55,901	343,232
KYTHERA Biopharmaceuticals, Inc. (a)	7,353	282,135
LaSalle Hotel Properties	44,149	1,558,018
Lexington Realty Trust	87,325	961,448
LTC Properties, Inc.	14,762	576,308

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Mack-Cali Realty Corp.	37,653	$808,786
Medical Properties Trust, Inc.	73,228	969,539
Monmouth Real Estate Investment Corp., Class A	23,633	237,275
National Health Investors, Inc.	13,985	874,902
New Residential Investment Corp.	120,278	757,751
New York Mortgage Trust, Inc.	38,453	300,318
New York REIT, Inc.	74,734	826,558
One Liberty Properties, Inc.	5,201	110,989
Owens Realty Mortgage, Inc. REIT	4,360	84,802
Parkway Properties, Inc.	30,182	623,258
Pebblebrook Hotel Trust	27,060	1,000,138
Pennsylvania Real Estate Investment Trust	29,191	549,375
PennyMac Mortgage Investment Trust (c)	31,456	690,145
Physicians Realty Trust	14,656	210,900
Potlatch Corp.	17,301	716,261
PS Business Parks, Inc.	8,242	688,125
QTS Realty Trust, Inc., Class A	5,141	147,187
RAIT Financial Trust	34,828	288,028
Ramco-Gershenson Properties Trust	28,787	478,440
Redwood Trust, Inc.	35,199	685,324
Resource Capital Corp.	54,789	308,462
Retail Opportunity Investments Corp.	31,852	501,032
Rexford Industrial Realty, Inc.	12,052	171,620
RLJ Lodging Trust	55,513	1,603,771
Rouse Properties, Inc.	15,908	272,186
Sabra Health Care REIT, Inc.	20,059	575,894
Saul Centers, Inc.	4,093	198,920
Select Income REIT	15,572	461,554
Silver Bay Realty Trust Corp.	14,202	231,777
Sovran Self Storage, Inc.	13,953	1,077,869
STAG Industrial, Inc.	21,883	525,411
Starwood Waypoint Residential Trust (a)	16,590	434,824
Strategic Hotels & Resorts, Inc. (a)	104,912	1,228,519
Summit Hotel Properties, Inc.	36,200	383,720
Sun Communities, Inc.	17,361	865,272
Sunstone Hotel Investors, Inc.	77,870	1,162,599
Terreno Realty Corp.	14,111	272,766
Trade Street Residential, Inc.	7,554	56,579
UMH Properties, Inc.	7,812	78,354
Universal Health Realty Income Trust	5,108	222,096
Urstadt Biddle Properties, Inc., Class A	10,578	220,869
Walter Investment Management Corp. (a)	16,023	477,165
Washington Real Estate Investment Trust	28,310	735,494
Western Asset Mortgage Capital Corp.	17,863	253,119
Whitestone REIT	9,334	139,170
Winthrop Realty Trust	15,391	236,252

		61,811,267
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	5,496	216,652
Brunswick Corp.	39,323	1,656,678
Drew Industries, Inc.	10,027	501,450
Malibu Boats, Inc. (a)	3,037	61,044
Marine Products Corp.	4,468	37,085
Winnebago Industries, Inc. (a)	11,589	291,811

		2,764,720
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	22,418	642,948
Restaurants — 1.6%
Biglari Holdings, Inc. (a)	609	257,589
BJ’s Restaurants, Inc. (a)	10,063	351,299
Bob Evans Farms, Inc.	10,443	522,672
Bravo Brio Restaurant Group, Inc. (a)	8,134	126,972
Buffalo Wild Wings, Inc. (a)	8,002	1,326,012
Carrols Restaurant Group, Inc. (a)	14,620	104,094
The Cheesecake Factory, Inc.	21,150	981,783
Common Stocks	Shares	Value
Restaurants (concluded)
Cracker Barrel Old Country Store, Inc.	8,049	$801,439
Denny’s Corp. (a)	37,073	241,716
Diamond Resorts International, Inc. (a)	15,017	349,446
DineEquity, Inc.	7,040	559,610
Einstein Noah Restaurant Group, Inc.	4,607	73,988
Ellie Mae, Inc. (a)	11,905	370,603
Famous Dave’s Of America, Inc. (a)	1,968	56,482
Fiesta Restaurant Group, Inc. (a)	11,357	527,078
Ignite Restaurant Group, Inc. (a)	3,176	46,243
Jack in the Box, Inc.	16,935	1,013,390
Jamba, Inc. (a)	7,433	89,939
Krispy Kreme Doughnuts, Inc. (a)	27,674	442,231
Nathan’s Famous, Inc. (a)	1,325	71,802
Noodles & Co. (a)(b)	4,652	159,982
Papa John’s International, Inc.	12,946	548,781
Papa Murphy’s Holdings, Inc. (a)	2,464	23,605
Popeyes Louisiana Kitchen, Inc. (a)	10,014	437,712
Potbelly Corp. (a)	6,252	99,782
Red Robin Gourmet Burgers, Inc. (a)	6,051	430,831
Ruby Tuesday, Inc. (a)	26,097	198,076
Ruth’s Hospitality Group, Inc.	15,275	188,646
Sonic Corp. (a)	23,038	508,679
Texas Roadhouse, Inc.	29,503	767,078
Zoe’s Kitchen, Inc. (a)	2,498	85,881

		11,763,441
Scientific Instruments: Control & Filter — 0.5%
Brady Corp., Class A	20,331	607,287
CIRCOR International, Inc.	7,482	577,087
Energy Recovery, Inc. (a)(b)	16,557	81,460
ESCO Technologies, Inc.	11,247	389,596
The Gorman-Rupp Co.	7,997	282,854
Sun Hydraulics Corp.	9,454	383,832
Thermon Group Holdings, Inc. (a)	13,509	355,557
Watts Water Technologies, Inc., Class A	12,081	745,760

		3,423,433
Scientific Instruments: Electrical — 0.6%
AZZ, Inc.	10,836	499,323
EnerSys, Inc.	19,891	1,368,302
Franklin Electric Co., Inc.	20,193	814,384
GrafTech International Ltd. (a)	49,868	521,619
Houston Wire & Cable Co.	7,506	93,150
Littelfuse, Inc.	9,516	884,512
Preformed Line Products Co.	1,128	60,720
Taser International, Inc. (a)	22,913	304,743

		4,546,753
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	6,137	323,113
FARO Technologies, Inc. (a)	7,309	359,018
Itron, Inc. (a)	16,652	675,238
Measurement Specialties, Inc. (a)	6,757	581,575
Mesa Laboratories, Inc.	1,156	97,058
Vishay Precision Group, Inc. (a)	5,334	87,798

		2,123,800
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,902	138,782
Darling International, Inc. (a)	69,832	1,459,489
Heritage-Crystal Clean, Inc. (a)	3,911	76,773
Team, Inc. (a)	8,678	355,972
US Ecology, Inc.	9,133	447,060

		2,478,076
Securities Brokerage & Services — 0.3%
BGC Partners, Inc., Class A	73,670	548,105
FXCM, Inc.	19,349	289,461

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Securities Brokerage & Services (concluded)
Gain Capital Holdings, Inc.	9,767	$76,866
GFI Group, Inc.	32,277	107,160
INTL. FCStone, Inc. (a)	6,377	127,030
Investment Technology Group, Inc. (a)	15,304	258,331
Ladenburg Thalmann Financial Services, Inc. (a)	41,865	131,875
MarketAxess Holdings, Inc.	15,959	862,744
SWS Group, Inc. (a)	12,308	89,602

		2,491,174
Semiconductors & Components — 2.8%
Aeroflex Holding Corp. (a)	8,439	88,610
Alpha & Omega Semiconductor Ltd. (a)	8,990	83,337
Amkor Technology, Inc. (a)	36,147	404,123
Applied Micro Circuits Corp. (a)	33,029	357,043
Audience, Inc. (a)	5,958	71,258
Cavium, Inc. (a)	22,374	1,111,093
Ceva, Inc. (a)	8,920	131,748
Cirrus Logic, Inc. (a)	26,313	598,358
Cypress Semiconductor Corp. (a)	66,862	729,464
Diodes, Inc. (a)	15,431	446,882
DSP Group, Inc. (a)	9,405	79,848
Entropic Communications, Inc. (a)	37,569	125,105
Exar Corp. (a)	16,717	188,902
Fairchild Semiconductor International, Inc. (a)	52,967	826,285
FormFactor, Inc. (a)	23,531	195,778
GT Advanced Technologies, Inc. (a)	57,777	1,074,652
Hittite Microwave Corp.	13,267	1,034,163
Inphi Corp. (a)	13,268	194,774
Integrated Device Technology, Inc. (a)	56,557	874,371
Integrated Silicon Solution, Inc. (a)	12,790	188,908
International Rectifier Corp. (a)	30,164	841,576
Intersil Corp., Class A	54,427	813,684
IXYS Corp.	10,355	127,574
Kopin Corp. (a)	27,880	90,889
Lattice Semiconductor Corp. (a)	49,882	411,527
M/A-COM Technology Solutions Holdings, Inc. (a)	5,052	113,569
MaxLinear, Inc., Class A (a)	11,658	117,396
Micrel, Inc.	18,884	213,012
Microsemi Corp. (a)	40,209	1,075,993
Monolithic Power Systems, Inc.	16,326	691,406
OmniVision Technologies, Inc. (a)	23,786	522,816
Pericom Semiconductor Corp. (a)	9,295	84,027
PLX Technology, Inc. (a)	17,073	110,462
PMC — Sierra, Inc. (a)	73,466	559,076
Power Integrations, Inc.	12,884	741,345
QuickLogic Corp. (a)	23,584	121,929
Rambus, Inc. (a)	48,161	688,702
RF Micro Devices, Inc. (a)	121,241	1,162,701
Rubicon Technology, Inc. (a)	11,240	98,350
Semtech Corp. (a)	28,511	745,563
Silicon Image, Inc. (a)	33,314	167,903
Silicon Laboratories, Inc. (a)	18,399	906,151
Spansion, Inc., Class A (a)	25,558	538,507
TriQuint Semiconductor, Inc. (a)	72,557	1,147,126
Vitesse Semiconductor Corp. (a)	20,251	69,866

		20,965,852
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	12,217	380,926
Cascade Microtech, Inc. (a)	5,399	73,750
Xcerra Corp. (a)	20,494	186,496

		641,172
Shipping — 0.6%
Baltic Trading Ltd.	21,033	125,777
Frontline Ltd. (a)	28,697	83,795
GasLog Ltd.	17,850	569,237
Common Stocks	Shares	Value
Shipping (concluded)
Gulfmark Offshore, Inc., Class A	11,407	$515,368
International Shipholding Corp.	2,309	52,922
Knightsbridge Tankers Ltd.	14,218	201,753
Matson, Inc.	18,246	489,723
Navios Maritime Holdings, Inc.	33,636	340,396
Nordic American Tankers Ltd.	37,799	360,225
Safe Bulkers, Inc.	16,597	161,987
Scorpio Tankers, Inc.	84,718	861,582
Ship Finance International Ltd.	24,991	464,583
Teekay Tankers Ltd., Class A (b)	26,215	112,462
Ultrapetrol Bahamas Ltd. (a)	9,205	27,339
UTI Worldwide, Inc.	38,884	402,061

		4,769,210
Software — 0.6%
Castlight Health, Inc. (a)	5,608	85,242
Compuware Corp.	93,128	930,349
Comverse, Inc. (a)	9,565	255,194
Five9, Inc. (a)	5,079	36,569
FleetMatics Group PLC (a)	15,819	511,586
Fusion-io, Inc. (a)	45,920	518,896
Gigamon, Inc. (a)	10,309	197,314
Kofax Ltd. (a)	32,216	277,057
Model N, Inc. (a)	8,217	90,798
Park City Group, Inc. (a)	3,999	43,549
Paycom Software, Inc. (a)	2,740	39,977
Qualys, Inc. (a)	8,469	217,399
Rally Software Development Corp. (a)	10,720	116,741
The Rubicon Project, Inc. (a)	3,369	43,258
Trulia, Inc. (a)	15,654	741,686
Vringo, Inc. (a)(b)	30,292	103,599

		4,209,214
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A (a)	10,569	61,300
America’s Car-Mart, Inc. (a)	3,316	131,148
American Eagle Outfitters, Inc.	82,577	926,514
ANN, Inc. (a)	19,842	816,300
Asbury Automotive Group, Inc. (a)	12,972	891,695
Aéropostale, Inc. (a)	33,480	116,845
Barnes & Noble, Inc. (a)	17,394	396,409
bebe Stores, Inc.	13,554	41,340
Big 5 Sporting Goods Corp.	7,863	96,479
Blue Nile, Inc. (a)	5,190	145,320
Brown Shoe Co., Inc.	18,493	529,085
The Buckle, Inc. (b)	11,954	530,279
Build-A-Bear Workshop, Inc. (a)	5,229	69,859
Burlington Stores, Inc. (a)	12,139	386,749
The Cato Corp., Class A	11,597	358,347
The Children’s Place Retail Stores, Inc.	9,326	462,849
Christopher & Banks Corp. (a)	15,490	135,692
Citi Trends, Inc. (a)	6,542	140,391
Conn’s, Inc. (a)	11,755	580,579
The Container Store Group, Inc. (a)(b)	7,304	202,905
Destination Maternity Corp.	5,756	131,064
Destination XL Group, Inc. (a)	14,578	80,325
Express, Inc. (a)	35,815	609,929
The Finish Line, Inc., Class A	20,377	606,012
Five Below, Inc. (a)	23,035	919,327
Francesca’s Holdings Corp. (a)	18,042	265,939
FTD Cos., Inc. (a)	8,024	255,083
Genesco, Inc. (a)	10,140	832,798
Group 1 Automotive, Inc.	10,250	864,178
Guess?, Inc.	26,075	704,025
Haverty Furniture Cos., Inc.	8,566	215,264
hhgregg, Inc. (a)(b)	5,361	54,521
Hibbett Sports, Inc. (a)(b)	10,997	595,708

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lands’ End, Inc. (a)	6,955	$233,549
Lithia Motors, Inc., Class A	9,663	908,998
Lumber Liquidators Holdings, Inc. (a)	11,645	884,438
MarineMax, Inc. (a)	10,489	175,586
Mattress Firm Holding Corp. (a)	6,349	303,165
The Men’s Wearhouse, Inc.	20,299	1,132,684
Monro Muffler Brake, Inc.	13,360	710,618
New York & Co., Inc. (a)	12,562	46,354
Office Depot, Inc. (a)	226,710	1,289,980
Pacific Sunwear of California, Inc. (a)	20,883	49,702
The Pep Boys-Manny Moe & Jack (a)	22,629	259,328
Pier 1 Imports, Inc.	40,228	619,914
Regis Corp.	18,524	260,818
Restoration Hardware Holdings, Inc. (a)	13,208	1,229,004
RetailMeNot, Inc. (a)	13,073	347,873
Shoe Carnival, Inc.	6,401	132,181
Shutterfly, Inc. (a)	16,333	703,299
Sonic Automotive, Inc., Class A	16,868	450,038
Sportsman’s Warehouse Holdings, Inc. (a)	4,085	32,680
Stage Stores, Inc.	13,429	250,988
Stamps.com, Inc. (a)	6,029	203,117
Stein Mart, Inc.	11,741	163,083
Systemax, Inc. (a)	4,676	67,194
Tilly’s, Inc., Class A (a)	4,722	37,965
Vitamin Shoppe, Inc. (a)	13,078	562,616
Zumiez, Inc. (a)	8,809	243,040

		24,452,470
Steel — 0.2%
AK Steel Holding Corp. (a)	58,040	461,998
Carbonite, Inc. (a)	7,551	90,386
Handy & Harman Ltd. (a)	2,073	55,494
Olympic Steel, Inc.	3,840	95,040
Schnitzer Steel Industries, Inc., Class A	11,079	288,830
Shiloh Industries, Inc. (a)	3,516	64,905
Universal Stainless & Alloy Products, Inc. (a)	2,989	97,083

		1,153,736
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	22,797	580,868
CTS Corp.	14,284	267,111
Fabrinet (a)	14,889	306,713
Pendrell Corp. (a)	70,012	123,221
Plexus Corp. (a)	14,352	621,298

		1,899,211
Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	6,336	146,995
CalAmp Corp. (a)	15,231	329,904
Clearfield, Inc. (a)	4,869	81,751
Inteliquent, Inc.	13,743	190,615
Oclaro, Inc. (a)	39,884	87,745
Tessco Technologies, Inc.	2,384	75,644
Ubiquiti Networks, Inc. (a)(b)	12,606	569,665
Vocera Communications, Inc. (a)	9,741	128,581

		1,610,900
Textile Products — 0.1%
Culp, Inc.	3,592	62,537
The Dixie Group, Inc. (a)	6,294	66,654
Interface, Inc.	28,182	530,949
Unifi, Inc. (a)	6,165	169,722

		829,862
Textiles Apparel & Shoes — 0.9%
Columbia Sportswear Co.	5,781	477,800
Crocs, Inc. (a)	37,060	557,012
G-III Apparel Group Ltd. (a)	7,548	616,370
Common Stocks	Shares	Value
Textiles Apparel & Shoes (concluded)
Iconix Brand Group, Inc. (a)	19,378	$832,091
Oxford Industries, Inc.	6,135	409,020
Perry Ellis International, Inc. (a)	5,104	89,014
Quiksilver, Inc. (a)	57,848	207,096
RG Barry Corp.	3,983	75,478
Sequential Brands Group, Inc. (a)	7,200	99,432
Skechers U.S.A., Inc., Class A (a)	16,538	755,786
Steven Madden Ltd. (a)	24,683	846,627
Tumi Holdings, Inc. (a)	21,555	433,902
Vera Bradley, Inc. (a)	9,257	202,450
Vince Holding Corp. (a)	4,724	172,993
Weyco Group, Inc.	2,708	74,226
Wolverine World Wide, Inc.	42,962	1,119,590

		6,968,887
Tobacco — 0.2%
22nd Century Group Inc. (a)	17,650	54,186
Alliance One International, Inc. (a)	38,341	95,852
Universal Corp.	9,874	546,526
Vector Group Ltd.	27,847	575,876

		1,272,440
Toys — 0.0%
JAKKS Pacific, Inc. (b)	7,831	60,612
LeapFrog Enterprises, Inc. (a)	27,957	205,484

		266,096
Transportation Miscellaneous — 0.4%
Echo Global Logistics, Inc. (a)	10,069	193,023
General Finance Corp. (a)	4,419	41,980
Hub Group, Inc., Class A (a)	15,552	783,821
Scorpio Bulkers, Inc. (a)	57,143	508,573
Textainer Group Holdings Ltd.	9,130	352,600
Wesco Aircraft Holdings, Inc. (a)	22,277	444,649
XPO Logistics, Inc. (a)	22,253	636,881

		2,961,527
Truckers — 0.7%
ArcBest Corp.	10,989	478,131
Celadon Group, Inc.	8,839	188,448
Forward Air Corp.	13,199	631,572
Heartland Express, Inc.	23,029	491,439
Knight Transportation, Inc.	25,332	602,142
Marten Transport Ltd.	10,062	224,886
PAM Transportation Services, Inc. (a)	1,289	36,041
Patriot Transportation Holding, Inc. (a)	2,793	97,671
Quality Distribution, Inc. (a)	11,529	171,321
Roadrunner Transportation Systems, Inc. (a)	11,822	332,198
Saia, Inc. (a)	10,443	458,761
Swift Transportation Co. (a)	36,109	911,030
Universal Truckload Services, Inc.	2,765	70,120
USA Truck, Inc. (a)	2,609	48,501
Werner Enterprises, Inc.	18,934	501,940
YRC Worldwide, Inc. (a)(b)	13,268	372,964

		5,617,165
Utilities: Electrical — 1.9%
ALLETE, Inc.	17,925	920,449
Atlantic Power Corp. (b)	51,213	209,973
Avista Corp.	25,483	854,190
Black Hills Corp.	18,875	1,158,736
Cleco Corp.	25,570	1,507,352
El Paso Electric Co.	17,059	685,942
The Empire District Electric Co.	18,254	468,763
IDACORP, Inc.	21,304	1,232,010
MGE Energy, Inc.	14,669	579,572
NorthWestern Corp.	16,550	863,745
NRG Yield, Inc., Class A	8,535	444,247

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
Otter Tail Corp.	15,413	$466,860
Pattern Energy Group, Inc.	16,766	555,122
Pike Corp. (a)	11,341	101,615
PNM Resources, Inc.	33,731	989,330
Portland General Electric Co.	33,143	1,149,068
UIL Holdings Corp.	23,983	928,382
Unitil Corp.	5,845	197,736
UNS Energy Corp.	17,646	1,065,995

		14,379,087
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	4,084	291,312
The Laclede Group, Inc.	13,827	671,301
New Jersey Resources Corp.	17,844	1,019,963
Northwest Natural Gas Co.	11,451	539,915
Piedmont Natural Gas Co., Inc.	33,002	1,234,605
South Jersey Industries, Inc.	13,954	842,961
Southwest Gas Corp.	19,693	1,039,593
WGL Holdings, Inc.	21,954	946,217

		6,585,867
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	7,524	216,917
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	37,648	304,196
Atlantic Tele-Network, Inc.	3,951	229,158
Boingo Wireless, Inc. (a)	9,879	67,473
Cbeyond, Inc. (a)	12,001	119,410
Cincinnati Bell, Inc. (a)	89,435	351,479
Cogent Communications Group, Inc.	19,685	680,117
Consolidated Communications Holdings, Inc.	16,951	376,990
Fairpoint Communications, Inc. (a)	8,780	122,657
General Communication, Inc., Class A (a)	15,162	167,995
Globalstar, Inc. (a)	116,071	493,302
GTT Communications, Inc. (a)	5,946	60,709
Hawaiian Telcom Holdco, Inc. (a)(b)	4,544	130,004
IDT Corp., Class B	7,016	122,219
inContact, Inc. (a)	25,755	236,688
Iridium Communications, Inc. (a)(b)	34,293	290,119
j2 Global, Inc.	20,114	1,022,998
Lumos Networks Corp.	8,053	116,527
magicJack VocalTec Ltd. (a)(b)	7,625	115,290
NeuStar, Inc., Class A (a)	9,676	251,769
NTELOS Holdings Corp.	7,244	90,260
ORBCOMM, Inc. (a)	18,710	123,299
Premiere Global Services, Inc. (a)	20,517	273,902
Shenandoah Telecommunications Co.	10,217	311,210
USA Mobility, Inc.	9,116	140,386
Vonage Holdings Corp. (a)	73,968	277,380
West Corp.	16,281	436,331

		6,911,868
Common Stocks	Shares	Value
Utilities: Water — 0.2%
American States Water Co.	16,449	$546,600
Artesian Resources Corp., Class A	3,179	71,464
California Water Service Group	20,267	490,462
Connecticut Water Service, Inc.	4,567	154,684
Middlesex Water Co.	6,713	142,181
SJW Corp.	6,667	181,343
York Water Co.	5,465	113,781

		1,700,515
Total Common Stocks – 98.7%		744,123,402
Other Interests (e) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	—

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants (f) — 0.0%
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 9/12/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $467,695,654) — 98.7%		744,194,466

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(g)	8,533,148	8,533,148

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (c)(g)(h)	$16,991	16,991,002
Total Short-Term Securities (Cost — $25,524,150) — 3.4%		25,524,150
Total Investments (Cost — $493,219,804*) — 102.1%		769,718,616
Liabilities in Excess of Other Assets — (2.1)%		(15,881,573)

Net Assets — 100.0%		$753,837,043

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$511,269,396

Gross unrealized appreciation	$287,415,981
Gross unrealized depreciation	(28,966,761)

Net unrealized appreciation	$258,449,220

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased	Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Loss
BlackRock Kelso Capital Corp.[1]	37,065	2,009	(39,074)	—	—	$17,111	$(620)
BlackRock Liquidity Funds, TempFund, Institutional Class	48,629,247	—	(40,096,099)[2]	8,533,148	$8,533,148	$3,223	—
BlackRock Liquidity Series, LLC, Money Market Series	$45,115,062	—	$(28,124,060)[2]	$16,991,002	$16,991,002	$640,564	—
PennyMac Financial Services, Inc.	5,912	—	—	5,912	$89,803	—	—
PennyMac Mortgage Investment Trust	28,588	2,868	—	31,456	$690,145	$38,554	—
[1] No longer held by the Series as of report date. [2] Represents net shares/beneficial interest sold.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
93	Russell 2000 Mini Index	ICE Futures U.S. Indices	September 2014	$11,069,790	$209,641

•

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[3]
Common Stocks	$744,123,402	—	—	$744,123,402
Rights	—	—	$71,064	71,064
Short-Term Securities	8,533,148	$16,991,002	—	25,524,150

Total	$752,656,550	$16,991,002	$71,064	$769,718,616

[3] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	51

Schedule of Investments (concluded)	Master Small Cap Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$209,641	—	—	$209,641

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$295,759	—	—	$295,759
Foreign currency at value	1,336	—	—	1,336
Liabilities:
Collateral on securities loaned at value	—	$(16,991,002)	—	(16,991,002)

Total	$297,095	$(16,991,002)	—	$(16,693,907)

There were no transfers between levels during the six months ended June 30, 2014.

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1,2]	$1,081,885,587	$743,414,518
Investments at value — affiliated[3]	2,668,935	26,304,098
Cash	10,799	295,759
Cash pledged for financial futures contracts	1,376,000	—
Foreign currency at value[4]	22,024,440	1,336
Contributions receivable from investors	5,695,311	—
Dividends receivable	5,464,181	809,165
Investments sold receivable	86,558	94,891,376
Variation margin receivable on financial futures contracts	49,128	73,996
Securities lending income receivable — affiliated	3,347	118,703
Investment advisor receivable	—	1,944
Prepaid expenses	3,299	2,332

Total assets	1,119,267,585	865,913,227

Liabilities
Collateral on securities loaned at value	912,766	16,991,002
Variation margin payable on financial futures contracts	111,003	—
Investment advisory fees payable	8,938	—
Investments purchased payable	6,678	75,206,049
Directors’ fees payable	6,432	4,034
Other affiliates payable	2,039	1,487
Withdrawals payable to investors	—	19,739,478
Other accrued expenses payable	108,871	134,134

Total liabilities	1,156,727	112,076,184

Net Assets	$1,118,110,858	$753,837,043

Net Assets Consist of
Investors’ capital	$791,750,930	$477,128,582
Net unrealized appreciation/depreciation	326,359,928	276,708,461

Net Assets	$1,118,110,858	$753,837,043

[1] Investments at cost — unaffiliated	$755,875,418	$466,947,088
[2] Securities loaned at value	$870,113	$14,822,003
[3] Investments at cost — affiliated	$2,668,935	$26,272,716
[4] Foreign currency at cost	$21,844,762	$1,336

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	53

Statements of Operations

Six Months Ended June 30, 2014 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$29,830,139	$4,704,491
Securities lending — affiliated — net	26,054	640,564
Dividends — affiliated	411	58,888
Foreign taxes withheld	(2,504,866)	(5,337)

Total income	27,351,738	5,398,606

Expenses
Accounting services	111,071	93,794
Custodian	64,604	118,205
Investment advisory	51,720	42,159
Professional	34,755	35,028
Directors	14,664	13,131
Printing	9,323	4,525
Miscellaneous	46,739	21,255

Total expenses	332,876	328,097
Less fees waived and/or reimbursed by Manager	(799)	(20,543)

Total expenses after fees waived and/or reimbursed	332,077	307,554

Net investment income	27,019,661	5,091,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(1,473,327)	34,127,331
Investments — affiliated	—	(620)
Financial futures contracts	1,125,257	1,816,385
Foreign currency transactions	65,577	40

	(282,493)	35,943,136

Net change in unrealized appreciation/depreciation on:
Investments	23,901,626	(17,381,276)
Financial futures contracts	(865,353)	(1,301,836)
Foreign currency translations	183,301	—

	23,219,574	(18,683,112)

Total realized and unrealized gain	22,937,081	17,260,024

Net Increase in Net Assets Resulting from Operations	$49,956,742	$22,351,076

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Statements of Changes in Net Assets

	Master International Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Operations
Net investment income	$27,019,661	$26,032,478
Net realized loss	(282,493)	(8,862,796)
Net change in unrealized appreciation/depreciation	23,219,574	155,441,911

Net increase in net assets resulting from operations	49,956,742	172,611,593

Capital Transactions
Proceeds from contributions	165,486,526	274,848,943
Value of withdrawals	(110,146,419)	(192,790,156)

Net increase in net assets derived from capital transactions	55,340,107	82,058,787

Net Assets
Total increase in net assets	105,296,849	254,670,380
Beginning of period	1,012,814,009	758,143,629

End of period	$1,118,110,858	$1,012,814,009

	Master Small Cap Index Series
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:

Operations
Net investment income	$5,091,052	$10,262,296
Net realized gain	35,943,136	37,795,072
Net change in unrealized appreciation/depreciation	(18,683,112)	181,146,437

Net increase in net assets resulting from operations	22,351,076	229,203,805

Capital Transactions
Proceeds from contributions	103,208,731	223,976,607
Value of withdrawals	(231,121,044)	(175,553,424)

Net increase (decrease) in net assets derived from capital transactions	(127,912,313)	48,423,183

Net Assets
Total increase (decrease) in net assets	(105,561,237)	277,626,988
Beginning of period	859,398,280	581,771,292

End of period	$753,837,043	$859,398,280

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	55

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009

Total Investment Return
Total Investment Return	4.74%[1]	21.94%	19.01%	(12.34)%	7.66%	28.99%

Ratio to Average Net Assets
Total expenses	0.06%[2]	0.07%	0.06%	0.08%	0.11%	0.09%

Total expenses after fees waived and paid indirectly	0.06%[2]	0.07%	0.06%	0.08%	0.10%	0.09%

Net investment income	5.22%[2]	2.97%	3.36%	3.38%	2.73%	2.98%

Supplemental Data
Net assets, end of period (000)	$1,118,111	$1,012,814	$758,144	$855,781	$922,700	$749,280

Portfolio turnover	1%	8%	21%	6%	8%	30%

Master Small Cap Index Series

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009

Total Investment Return
Total investment return	3.16%	[1]	39.11%	16.52%	(4.30)%	27.19%	27.37%

Ratios to Average Net Assets
Total expenses	0.08%	[2,3]	0.07%	0.14%	0.09%	0.12%	0.09%

Total expenses after fees waived and/or reimbursed	0.07%	[2,3]	0.06%	0.08%	0.07%	0.08%	0.07%

Net investment income	1.21%	[2]	1.46%	2.13%	1.46%	1.27%	1.27%

Supplemental Data
Net assets, end of period (000)	$753,837		$859,398	$581,771	$529,054	$338,172	$229,637

Portfolio turnover	17%		22%	68%	31%	42%	43%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09%.

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (Unaudited)	Quantitative Master Series LLC

1. Organization:

Master International Index Series ( “Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are a series of Quantitative Master Series LLC (the “Master LLC”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware limited liability company. Each Series is classified as diversified. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	57

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Series use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Series enters into certain investments (e.g., financial futures contracts and forward foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade date). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to a Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Series may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Series may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial

58	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

collateral received by the Series is required to have at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series on the next business day. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on any securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return the borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of June 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following tables are a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA as of June 30, 2014:

Master International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$87,172	$(87,172)	—
JP Morgan Clearing Corp.	55,252	(55,252)	—
Morgan Stanley & Co. LLC	727,689	(727,689)	—

Total	$870,113	$(870,113)	—

[1]

Collateral with a value of $912,766 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Master Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
Barclays Capital, Inc.	$140,967	$(140,967)	—
BNP Paribas Prime Brokerage, Inc.	225,846	(225,846)	—
Citigroup Global Markets, Inc.	510,783	(510,783)	—
Credit Suisse Securities (USA) LLC	572,959	(572,959)	—
Deutsche Bank Securities, Inc.	339,830	(339,830)	—
Goldman Sachs & Co.	3,932,756	(3,932,756)	—
JP Morgan Clearing Corp.	3,112,196	(3,112,196)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,240,026	(1,240,026)	—
Morgan Stanley & Co. LLC	4,056,511	(4,056,511)	—
National Financial Services LLC	152,172	(152,172)	—
SG Americas Securities LLC	437,457	(437,457)	—
UBS Securities LLC	100,500	(100,500)	—

Total	$14,822,003	$(14,822,003)	—

[2]

Collateral with a value of $16,991,002 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of a borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	59

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Financial Futures Contracts: The Series purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Series enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2014
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities
		Master Small Cap Index	Master International Index
Equity contracts	Net unrealized appreciation/depreciation[1]	$209,641	$(106,638)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended June 30, 2014
	Net Realized Gain (Loss) From		Net Change in Unrealized Appreciation/Depreciation on
	Master International Index	Master Small Cap Index	Master International Index	Master Small Cap Index
Equity contracts:
Financial futures contracts	$1,125,257	$1,816,385	$(865,353)	$(1,301,836)

For the six months ended June 30 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average number of contracts purchased	353	171
Average notional value of contracts purchased	$24,504,259	$20,049,095

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Series’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Series.

60	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements. The result would cause the Series to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.

Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Series. Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the Series and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent a Series has delivered collateral as a counterparty and stands ready to perform under the terms of its agreement with such counterparty, a Series bears the risk of loss from a counterparty on the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Series do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12% for Master International Index and 0.08% for Master Small Cap Index.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Board, including a majority of the Independent Directors. For the six months ended June 30, 2014, Master Small Cap Index waived $12,895, which is included in fees waived by Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended June 30, 2014, the amounts waived for Master International Index and Master Small Cap Index were $799 and $7,648, respectively.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	61

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM, with respect to the Master Portfolio, expired.

For the six months ended June 30, 2014, Master International Index and Master Small Cap Index reimbursed the Manager $4,980 and $4,075, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, each Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, each Series retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by each Series is shown as securities lending — affiliated – net in the Statements of Operations. For the six months ended June 30, 2014, each Series paid BIM the following amounts for securities lending agent services:

Master International Index	Master Small Cap Index
$7,919	$187,880

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Small Cap Index
Purchases	$10,074,002
Sales	$30,861,395

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014, were as follows:

	Master International Index	Master Small Cap Index
Purchases	$87,702,584	$141,414,944
Sales	$15,249,321	$237,470,902

7. Income Tax Information:

Income Taxes: The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

62	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

8. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the six months ended June 30, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Please see the Schedules of Investments for concentrations in specific countries.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master International Index’s investments.

As of June 30, 2014, Master Small Cap Index invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on Master Small Cap Index and could affect the value, income and/or liquidity of positions in such securities.

As of June 30, 2014, the Series had the following industry classifications:

Master International Index
Industry	Percent of Long-Term Investments
Commercial Banks	13%
Pharmaceuticals	9%
Oil, Gas & Consumable Fuels	7%
Insurance	5%
Other[1]	66%

Master Small Cap Index
Industry	Percent of Long-Term Investments
Real Estate Investment Trusts	8%
Banks: Diversified	7%
Computer Services Software & Systems	6%
Other[1]	79%

[1]	All other industries held were less than 5% of long-term investments.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	63

Disclosure of Investment Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor, on behalf of each of Master International Index Series and Master Small Cap Index Series (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master LLC. At the May Meeting, it was noted that the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC with respect to each of the Master Portfolios would expire effective July 1, 2014. It was also noted that the non-renewal of the Sub-Advisory Agreement would not result in any change in the nature or quality of services provided to either of the Master Portfolios, or in the portfolio management team that serves each respective Master Portfolio. Each of BlackRock International Index Fund and BlackRock Small Cap Index Fund (each, a “Fund” and collectively, the “Funds”), each a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Fund and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Advisory Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Advisory Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Advisory Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios and the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and/or the Funds’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Master LLC and/or the Corporation; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

64	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Advisory Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Advisory Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Advisory Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Advisory Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2015. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Advisory Agreement with respect to each Master Portfolio and found the Advisory Agreement to be satisfactory. In approving the continuation of the Advisory Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Fund. BlackRock and its affiliates provide the Master Portfolios and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Funds. In particular, BlackRock and its affiliates provide the Master Portfolios and the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	65

Disclosure of Investment Advisory Agreement (continued)

consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Fund, as applicable. The Board noted that each Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category and the gross investment performance of each Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Fund, as applicable, throughout the year.

The Board noted that for the one-, three- and five-year periods reported, BlackRock International Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark, exceeded its benchmark and underperformed its benchmark, respectively. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Fund.

The Board noted that for the one-, three- and five-year periods reported, BlackRock Small Cap Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was out of tolerance, within tolerance and out of tolerance of its benchmark, respectively. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Fund. The Board and BlackRock reviewed and discussed the reasons for the Fund’s out of tolerance performance during the one- and five-year periods. The Board was informed that, among other things, the two factors which caused the Fund to exceed the benchmark, by an out of tolerance amount, in the one- and five-year periods were the result of securities lending and other income items not contained in the benchmark.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of Master Small Cap Index Series/BlackRock Small Cap Index Fund and BlackRock’s commitment to providing the resources necessary to assist Master Small Cap Index Series’ portfolio managers in seeking to improve the performance of Master Small Cap Index Series/BlackRock Small Cap Index Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Funds: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the corresponding Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as each Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the corresponding Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Funds. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory

66	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Disclosure of Investment Advisory Agreement (concluded)

Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that Master International Index Series’/BlackRock International Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and BlackRock International Index Fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on Master International Index Series’ total expenses as a percentage of Master International Index Series’ average daily net assets and has contractually agreed to a cap on BlackRock International Index Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of BlackRock International Index Fund’s administration fee and lowering the cap that limits BlackRock International Index Fund’s total expenses as a percentage of its average daily net assets to a specified amount, on a class-by-class basis. These reductions, which result in savings to shareholders, became effective March 21, 2014.

The Board noted that Master Small Cap Index Series’/BlackRock Small Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and BlackRock Small Cap Index Fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on Master Small Cap Index Series’ total expenses as a percentage of Master Small Cap Index Series’ average daily net assets and has contractually agreed to a cap on BlackRock Small Cap Index Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of BlackRock Small Cap Index Fund’s administration fee, and lowering the cap that limits BlackRock Small Cap Index Fund’s total expenses as a percentage of its average daily net assets to a specified amount, on a class-by-class basis. These reductions, which result in savings to shareholders, became effective March 21, 2014.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Funds to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Advisory Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to each Master Portfolio, for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Advisory Agreement with respect to each Master Portfolio and found the Advisory Agreement to be satisfactory. In arriving at its decision to approve the Advisory Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	67

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodians JP Morgan Chase, N.A.[1] Brooklyn, NY 11245 State Street Bank and Trust Company[2] Boston, MA 02110	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

[1]	For International Index Fund.

[2]	For Small Cap Index Fund.

68	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	69

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015
2017
2019
2021
2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Multi-Manager Alternatives Fund
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2014	71

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index2-6/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 25, 2014

3